UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
800 Boylston Street
Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: August 31, 2011

Date of reporting period: November 30, 2010

Item 1. Schedule of Investments:

Putnam Emerging Markets Equity Fund
The fund's portfolio
11/30/10 (Unaudited)

COMMON STOCKS (95.6%)(a)
	Shares	Value

Airlines (1.3%)
Aeroflot - Russian Airlines OJSC (Russia)	147,577	$373,370
Copa Holdings SA Class A (Panama)	4,126	230,107
		603,477

Automotive (3.9%)
Ford Otomotiv Sanayi AS (Turkey)	38,395	331,905
Kia Motors Corp. (South Korea)	15,722	662,691
Sinotruk Hong Kong, Ltd. (China)	535,000	563,240
Tofas Turk Otomobil Fabrikasi AS (Turkey)	51,825	271,557
		1,829,393

Banking (13.5%)
Banco Bradesco SA ADR (Brazil)	71,327	1,430,820
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT
(Indonesia) (NON)	3,285,000	527,199
Grupo Financiero Banorte SA de CV (Mexico)	82,666	359,251
ICICI Bank, Ltd. (India)	27,158	674,289
Industrial & Commercial Bank of China (Rights) (China)
(F)(NON)	88,695	29,126
Industrial & Commercial Bank of China (China)	2,023,000	1,569,806
Kasikornbank PCL NVDR (Thailand)	91,300	359,748
Sberbank OJSC (Russia)	462,412	1,472,782
		6,423,021

Basic materials (0.9%)
African Rainbow Minerals, Ltd. (South Africa)	11,083	291,576
PT Borneo Lumbung Energi & Metal Tbk (Indonesia) (NON)	960,500	124,395
		415,971

Chemicals (4.0%)
Formosa Chemicals & Fibre Corp. (Taiwan)	100,000	295,576
Mexichem SAB de CV (Mexico)	92,300	316,123
OCI Co., Ltd. (South Korea)	1,307	341,399
Petronas Chemicals Group Bhd (Malaysia) (NON)	52,600	88,843
Silvinit OJSC (Russia) (NON)	455	376,076
TSRC Corp. (Taiwan)	248,000	470,260
		1,888,277

Coal (2.0%)
China Shenhua Energy Co., Ltd. (China)	115,500	483,705
PT Adaro Energy Tbk (Indonesia)	1,753,000	450,365
		934,070

Commercial and consumer services (2.0%)
Imperial Holdings, Ltd. (South Africa)	13,815	238,510
Synergy Co. (Russia) (NON)	18,333	724,154
		962,664

Components (0.6%)
Young Fast Optoelectronics Co., Ltd. (Taiwan)	26,000	281,621
		281,621

Computers (1.0%)
Wistron Corp. (Taiwan)	250,421	504,462
		504,462

Construction (3.4%)
BBMG Corp. (China)	131,000	188,069
China National Building Material Co., Ltd. (China)	156,000	357,682
China National Materials Co., Ltd. (China)	495,000	477,673
China Shanshui Cement Group, Ltd. (China)	325,000	264,049
Siam Cement PCL NVDR (Thailand)	30,800	337,355
		1,624,828

Consumer finance (1.3%)
African Bank Investments, Ltd. (South Africa)	121,812	603,099
		603,099

Electrical equipment (2.0%)
Bharat Heavy Electricals, Ltd. (India)	6,161	296,010
China High Speed Transmission Equipment Group Co.,
Ltd. (China)	95,000	173,137
SeenTec Co., Ltd. (South Korea)	28,793	293,953
Yingli Green Energy Holding Co., Ltd. ADR (China) (NON)	21,300	209,805
		972,905

Electronics (9.1%)
Hon Hai Precision Industry Co., Ltd. (Taiwan)	227,520	807,601
Hynix Semiconductor, Inc. (South Korea) (NON)	14,850	300,450
LG Display Co., Ltd. (South Korea)	14,230	484,069
MediaTek, Inc. (Taiwan)	19,000	243,070
Pegatron Corp. (Taiwan) (NON)	212,000	289,779
Radiant Opto-Electronics Corp. (Taiwan)	223,350	388,066
Samsung Electronics Co., Ltd. (South Korea)	2,042	1,452,275
Woongjin Energy Co., Ltd. (South Korea) (NON)	23,220	365,701
		4,331,011

Energy (oil field) (0.6%)
Eurasia Drilling Co., Ltd. GDR (Russia)	9,079	281,449
		281,449

Energy (other) (1.0%)
China WindPower Group, Ltd. (China) (NON)	4,610,000	469,386
		469,386

Engineering and construction (0.9%)
Daelim Industrial Co., Ltd. (South Korea)	4,648	434,288
		434,288

Financial (0.8%)
BM&F Bovespa SA (Brazil)	48,159	366,607
		366,607

Food (2.0%)
China Power New Energy Development Co., Ltd. (China)
(NON)	5,370,000	496,932
Cosan SA Industria e Comercio (Brazil)	30,390	465,343
		962,275

Household furniture and appliances (1.1%)
M Video OJSC (Russia) (NON)	61,181	498,625
		498,625

Industrial (0.3%)
China Ming Yang Wind Power Group, Ltd. ADS (China)
(NON)	12,417	134,973
		134,973

Insurance (1.3%)
Ping An Insurance (Group) Co. of China, Ltd. (China)	51,500	591,927
		591,927

Machinery (2.6%)
BHI Co., Ltd. (South Korea)	15,738	315,216
China High Precision Automation Group, Ltd. (China)
(NON)	223,000	157,144
Doosan Heavy Industries and Construction Co., Ltd.
(South Korea)	5,911	411,263
Samsung Heavy Industries Co., Ltd. (South Korea)	12,860	367,582
		1,251,205

Metals (8.1%)
AngloGold Ashanti, Ltd. (South Africa)	6,779	313,725
Grupo Mexico SAB de CV SA Ser. B (Mexico)	117,356	399,583
Mechel ADR (Russia)	11,298	265,277
Real Gold Mining, Ltd. (China) (NON)	216,500	394,628
Sterlite Industries (India), Ltd. (India)	18,069	63,188
Sterlite Industries (India), Ltd. ADR (India)	19,780	280,283
Vale SA ADR (Preference) (Brazil)	38,214	1,084,895
Vale SA ADR (Brazil)	32,828	1,039,991
		3,841,570

Oil and gas (10.5%)
CNOOC, Ltd. (China)	228,000	492,582
Gazprom OAO (Russia)	83,273	455,587
Gazprom OAO ADR (Russia) (NON)	15,826	351,970
Lukoil OAO ADR (Russia)	18,195	1,006,184
Petroleo Brasileiro SA ADR (Brazil)	37,282	1,209,428
Petroleo Brasileiro SA ADR (Preference) (Brazil)	39,899	1,168,243
SK Energy Co., Ltd. (South Korea)	2,057	292,874
		4,976,868

Power producers (0.7%)
Lanco Infratech, Ltd. (India) (NON)	236,743	321,273
		321,273

Real estate (6.1%)
Corporacion GEO SAB de CV Ser. B (Mexico) (NON)	153,600	494,627
Huaku Development Co., Ltd. (Taiwan)	206,000	592,147
LSR Group OJSC GDR (Russia) (NON)	59,125	538,038

PDG Realty SA Empreendimentos e Participacoes (Brazil)	147,672	895,008
Rossi Residencial SA (Brazil)	38,838	343,228
		2,863,048

Retail (4.6%)
Hyundai Department Store Co., Ltd. (South Korea)	4,192	433,442
JD Group, Ltd. (South Africa)	57,558	442,102
JHSF Participacoes SA (Brazil)	236,485	445,573
PCD Stores, Ltd. (China) (NON)	1,192,000	376,248
Shinsegae Co., Ltd. (South Korea)	960	469,540
		2,166,905

Semiconductor (3.1%)
Advanced Semiconductor Engineering Inc. (Taiwan)	325,000	335,166
Jusung Engineering Co., Ltd. (South Korea) (NON)	20,914	332,041
Macronix International Co., Ltd. (Taiwan)	522,000	311,717
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	238,889	495,993
		1,474,917

Software (0.7%)
AsiaInfo-Linkage, Inc. (China) (NON)	18,879	314,335
		314,335

Telecommunications (4.6%)
America Movil SAB de CV ADR Ser. L (Mexico)	7,365	415,828
China Mobile, Ltd. (China)	80,000	797,678
Mobile Telesystems ADR (Russia)	34,538	724,262
PT Telekomunikasi Indonesia Tbk (Indonesia)	254,000	225,302
		2,163,070

Transportation services (0.8%)
TAV Havalimanlari Holding AS (Turkey) (NON)	77,328	371,253
		371,253

Trucks and parts (0.8%)
Hyundai Mobis (South Korea)	1,502	355,777
		355,777

Total common stocks (cost $42,291,981)		$45,214,550

INVESTMENT COMPANIES (1.5%)(a)
	Shares	Value

iPath MSCI India Index ETN	4,606	$333,428
iShares FTSE A50 China Index ETF (China)	230,400	387,138

Total investment companies (cost $707,505)		$720,566

SHORT-TERM INVESTMENTS (4.2%)(a)
	Shares	Value

Putnam Money Market Liquidity Fund 0.19% (e)	1,986,362	$1,986,362

Total short-term investments (cost $1,986,362)		$1,986,362

TOTAL INVESTMENTS

Total investments (cost $44,985,848) (b)		$47,921,478

Key to holding's abbreviations

ADR	American Depository Receipts
ADS	American Depository Shares
ETF	Exchange Traded Fund
ETN	Exchange Traded Notes
GDR	Global Depository Receipts
NVDR	Non-voting Depository Receipt
OJSC	Open Joint Stock Company

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2010 through November 30, 2010 (the reporting period).

(a) Percentages indicated are based on net assets of $47,296,457.

(b) The aggregate identified cost on a tax basis is $45,141,071, resulting in gross unrealized appreciation and depreciation of $4,498,449 and $1,718,042, respectively, or net unrealized appreciation of $2,780,407.

(NON) Non-income-producing security.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $516 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $13,205,425 and $11,404,489, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.

ADR, ADS or GDR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of risk at the close of the reporting period (as a percentage of Portfolio Value):

China	18.6%
Brazil	17.6
South Korea	15.3
Russia	14.7
Taiwan	10.5
United States	4.8
Mexico	4.1
South Africa	3.9
India	3.4
Indonesia	2.8
Turkey	2.0
Thailand	1.5
Panama	0.5
Other	0.3

Total	100.0%

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets and are classified as Level 1 securities. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price and is generally categorized as a Level 2 security. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks:

Basic materials	$4,367,529	$3,403,117	$--

Capital goods	344,778	2,804,370	--

Communication services	1,140,090	1,022,980	--

Consumer cyclicals	2,952,426	2,505,161	--

Consumer staples	465,343	496,932	--

Energy	4,472,861	2,188,912	--

Financial	6,503,460	4,315,116	29,126

Technology	314,335	6,592,011	--

Transportation	974,730	--	--

Utilities and power	--	321,273	--

Total common stocks	21,535,552	23,649,872	29,126

Investment companies	333,428	387,138	--

Short-term investments	1,986,362	--	--

Totals by level	$23,855,342	$24,037,010	$29,126

At the start and/or close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: January 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: January 27, 2011

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: January 27, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
800 Boylston Street
Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: February 28, 2011

Date of reporting period: November 30, 2010

Item 1. Schedule of Investments:

Putnam Floating Rate Income Fund
The fund's portfolio
11/30/10 (Unaudited)

SENIOR LOANS (87.3%)(a)(c)
	Principal amount	Value

Advertising and marketing services (0.7%)
Affinion Group, Inc. bank term loan FRN 5s, 2016	$2,985,000	$2,963,857
		2,963,857

Automotive (2.2%)
Dana Corp. bank term loan FRN 4.532s, 2015	2,867,626	2,868,650
Federal Mogul Corp. bank term loan FRN Ser. B, 2.188s,
2014	2,854,038	2,575,176
Federal Mogul Corp. bank term loan FRN Ser. C, 2.188s,
2015	1,456,142	1,313,865
Ford Motor Co. bank term loan FRN Ser. B, 3.038s, 2013	1,832,338	1,812,987
		8,570,678

Basic materials (7.4%)
Arizona Chemical bank term loan FRN 6 3/4s, 2016	2,400,000	2,413,500
Armstrong World Industries, Inc. bank term loan FRN
Ser. B, 5s, 2017	1,145,000	1,152,156
Chemtura Corp. bank term loan FRN Ser. B, 5 1/2s, 2016	2,000,000	2,011,666
Fairmount Minerals, Ltd. bank term loan FRN Ser. B,
6 1/4s, 2016	2,863,636	2,900,626
General Chemical Holding Co. bank term loan FRN
Ser. B, 6 3/4s, 2015	3,000,000	3,037,500
Hexion Specialty Chemicals BV bank term loan FRN Ser.
C2, 4.063s, 2015 (Netherlands)	293,160	284,439
Hexion Specialty Chemicals BV bank term loan FRN Ser.
C2, 2.563s, 2013 (Netherlands)	175,709	169,998
Hexion Specialty Chemicals, Inc. bank term loan FRN
Ser. C1, 4.063s, 2015	693,970	673,324
Hexion Specialty Chemicals, Inc. bank term loan FRN
Ser. C1, 2.563s, 2013	394,735	381,906
Hexion Specialty Chemicals, Inc. bank term loan FRN
Ser. C4, 2.563s, 2013	785,362	764,092
Ineos Holdings, Ltd. bank term loan FRN Ser. B2,
7.501s, 2013 (United Kingdom)	1,334,378	1,353,282
Ineos Holdings, Ltd. bank term loan FRN Ser. C2,
8.001s, 2014 (United Kingdom)	1,397,000	1,416,791
Johnsondiversey, Inc. bank term loan FRN Ser. B,
5 1/2s, 2015	2,819,799	2,835,660
Lyondell Chemical Co. bank term loan FRN 5 1/2s, 2016	498,750	499,265
Omnova Solutions, Inc. bank term loan FRN Ser. B,
5 3/4s, 2017	2,250,000	2,261,250
Rockwood Specialties Group, Inc. bank term loan FRN
Ser. H, 6s, 2014	1,701,943	1,706,552
Smurfit-Stone Container Enterprises, Inc. bank term
loan FRN 6 3/4s, 2016	2,384,025	2,410,249
Styron Corp. bank term loan FRN Ser. B, 7 1/2s, 2016	2,962,500	2,999,531
		29,271,787

Broadcasting (2.6%)
Clear Channel Communications, Inc. bank term loan FRN
Ser. B, 3.903s, 2016	4,847,560	3,854,484
Cumulus Media, Inc. bank term loan FRN Ser. B, 4.003s,
2014	542,974	498,993
Gray Television, Inc. bank term loan FRN Ser. B,
3.76s, 2014	1,963,868	1,906,588
Sinclair Television Group, Inc. bank term loan FRN
Ser. B, 5 1/2s, 2015	818,182	828,409
Univision Communications, Inc. bank term loan FRN
4.505s, 2017	3,554,577	3,370,183
		10,458,657

Building materials (0.7%)
Goodman Global, Inc. bank term loan FRN 9s, 2017	968,000	990,022
Goodman Global, Inc. bank term loan FRN 5 3/4s, 2016	1,860,000	1,872,276
		2,862,298

Capital goods (6.1%)
Allison Transmission, Inc. bank term loan FRN Ser. B,
3.032s, 2014	1,603,181	1,547,070
Dyncorp International, LLC bank term loan FRN Ser. B,
6 1/4s, 2016	1,000,000	1,006,238
Graham Packaging Co., LP bank term loan FRN Ser. C,
6 3/4s, 2014	3,680,557	3,704,220
Hawker Beechcraft Acquisition Co., LLC bank term loan
FRN 0.189s, 2014	104,673	88,776
Hawker Beechcraft Acquisition Co., LLC bank term loan
FRN Ser. B, 2.264s, 2014	1,753,067	1,486,820
Manitowoc Co., Inc. (The) bank term loan FRN Ser. B,
8s, 2014	1,739,570	1,757,836
Reynolds & Reynolds Co. (The) bank term loan FRN
5 1/4s, 2017	2,662,088	2,662,753
Reynolds Consumer Products, Inc. bank term loan FRN
Ser. B, 6 3/4s, 2015	1,935,577	1,950,093
Reynolds Group Holdings, Ltd. bank term loan FRN Ser.

D, 6 1/2s, 2016 (New Zealand)	2,000,000	2,013,334
Sequa Corp. bank term loan FRN 3.541s, 2014	2,587,788	2,454,085
TASC, Inc. bank term loan FRN Ser. A, 5 1/2s, 2014	277,500	278,425
TASC, Inc. bank term loan FRN Ser. B, 5 3/4s, 2014	694,750	696,921
Tenneco, Inc. bank term loan FRN Ser. B, 5.039s, 2016	1,995,000	2,002,481
Tomkins PLC bank term loan FRN Ser. B, 6 3/4s, 2016
(United Kingdom)	2,750,000	2,780,080
		24,429,132

Commercial and consumer services (4.0%)
Brickman Group Holdings, Inc. bank term loan FRN
Ser. B, 7 1/4s, 2016	1,920,000	1,934,400
Compucom Systems, Inc. bank term loan FRN 3.76s, 2014	1,529,557	1,449,255
Interactive Data Corp. bank term loan FRN Ser. B,
6 3/4s, 2016	2,279,288	2,309,659
Orbitz Worldwide, Inc. bank term loan FRN Ser. B,
3.276s, 2014	1,614,324	1,528,227
Rural/Metro Operating Co., LLC bank term loan FRN 6s,
2016	900,000	908,235
Sabre, Inc. bank term loan FRN 2.267s, 2014	3,192,122	2,979,846
ServiceMaster Co. (The) bank term loan FRN Ser. B,
2.769s, 2014	2,738,319	2,588,396
ServiceMaster Co. (The) bank term loan FRN Ser. DD,
2.76s, 2014	272,903	257,961
Travelport, LLC bank term loan FRN Ser. B, 4.963s, 2015	1,770,784	1,711,676
Travelport, LLC bank term loan FRN Ser. S, 2.789s, 2015	344,012	332,529
		16,000,184

Communication services (5.8%)
Atlantic Broadband Finance, LLC bank term loan FRN
Ser. B, 5 1/2s, 2015	2,000,000	2,007,500
CCO Holdings, LLC / CCO Holdings Capital Corp. bank
term loan FRN 2.755s, 2014	1,000,000	960,500
Cebridge Connections, Inc. bank term loan FRN Ser. B,
2.253s, 2013	2,431,627	2,402,357
Charter Communications, Inc. bank term loan FRN Ser.
C, 3.54s, 2016	2,596,429	2,538,292
Digicel Group, Ltd. bank term loan FRN 2.813s, 2012
(Jamaica)	1,000,100	970,097
Integra Telecom Holdings, Inc. bank term loan FRN
Ser. B, 9 1/4s, 2015	1,995,000	1,995,832
Intelsat Corp. bank term loan FRN Ser. B2-A, 2.79s,
2014	240,572	235,660
Intelsat Corp. bank term loan FRN Ser. B2-B, 2.79s,
2014	240,498	235,588
Intelsat Corp. bank term loan FRN Ser. B2-C, 2.79s,
2014	240,498	235,588
Intelsat Jackson Holdings SA bank term loan FRN 3.29s,
2014 (Luxembourg)	625,000	594,844
Intelsat Subsidiary Holding Co. SA bank term loan FRN
Ser. B, 2.79s, 2013 (Bermuda)	1,583,652	1,553,298
Level 3 Communications, Inc. bank term loan FRN
2.539s, 2014	1,362,000	1,264,714
Level 3 Financing, Inc. bank term loan FRN Ser. B,
11 1/2s, 2014	1,200,000	1,293,750
Mediacom Broadband, LLC bank term loan FRN Ser. F,
4 1/2s, 2017	2,992,500	2,960,082
MetroPCS Wireless, Inc. bank term loan FRN 2.563s, 2013	1,404,994	1,388,310
SAVVIS Communications Corp. bank term loan FRN Ser. B,
6 3/4s, 2016	2,500,000	2,526,250
		23,162,662

Consumer (0.8%)
Viking Acquisition, Inc. bank term loan FRN Ser. B,
6s, 2016	1,200,000	1,200,750
Visant Corp. bank term loan FRN 7s, 2016	2,000,000	2,016,250
		3,217,000

Consumer cyclicals (0.5%)
Aramark Corp. bank term loan FRN Ser. B2, 3.539s, 2016	1,726,477	1,718,655
Aramark Corp. bank term loan FRN Ser. C, 0.106s, 2016	113,542	113,027
		1,831,682

Consumer staples (9.6%)
Amscan Holdings, Inc. bank term loan FRN 6 3/4s, 2017	3,500,000	3,465,000
Burger King Holdings, Inc. bank term loan FRN Ser. B,
6 1/4s, 2016	3,030,000	3,067,854
Claire's Stores, Inc. bank term loan FRN 3.048s, 2014	2,554,703	2,230,399
Dave & Buster's, Inc. bank term loan FRN Ser. B, 6s,
2016	1,492,500	1,485,038
Dean Foods Co. bank term loan FRN Ser. B2, 3.54s, 2017	1,481,582	1,470,778
DineEquity, Inc. bank term loan FRN Ser. B, 6s, 2017	1,389,067	1,407,282
Dole Food Co., Inc. bank term loan FRN Ser. B, 5.06s,
2017	842,824	845,526
Dole Food Co., Inc. bank term loan FRN Ser. C, 5.041s,
2017	2,093,363	2,100,076
Dunkin Brands, Inc. bank term loan FRN Ser. B, 5 3/4s,
2017	2,400,000	2,424,000
Getty Images, Inc. bank term loan FRN Ser. B, 5 1/4s,
2016	2,250,000	2,267,438
Green Mountain Coffee Roasters, Inc. bank term loan
FRN Ser. B, 5 1/2s, 2016	2,000,000	2,011,250
Hertz Corp. (The) bank term loan FRN Ser. B, 2.01s,

2012	831,200	821,618
Hertz Corp. (The) bank term loan FRN Ser. C, 0.284s,
2012	154,108	152,331
Prestige Brands, Inc. bank term loan FRN 4 3/4s, 2016	1,926,667	1,937,103
Revlon Consumer Products bank term loan FRN 6s, 2015	2,124,325	2,124,310
Rite-Aid Corp. bank term loan FRN 6s, 2014	984,925	972,306
Rite-Aid Corp. bank term loan FRN Ser. B, 2.01s, 2014	1,521,098	1,370,347
Spectrum Brands, Inc. bank term loan FRN 8s, 2016	1,866,667	1,901,084
SUPERVALU, Inc. bank term loan FRN Ser. B, 1.538s, 2012	752,337	738,829
SUPERVALU, Inc. bank term loan FRN Ser. B2, 3.038s,
2015	1,333,250	1,309,918
Wendy's/Arby's Resturants, LLC bank term loan FRN 5s,
2017	1,995,000	1,998,326
West Corp. bank term loan FRN Ser. B2, 2.628s, 2013	584,378	576,343
West Corp. bank term loan FRN Ser. B5, 4.503s, 2016	1,435,680	1,435,081
		38,112,237

Energy (2.5%)
Dresser, Inc. bank term loan FRN 2.534s, 2014	1,983,842	1,972,682
EPCO Holdings, Inc. bank term loan FRN Ser. A, 1.253s,
2012	2,303,864	2,211,709
Helix Energy Solutions Group, Inc. bank term loan FRN
Ser. B, 2.504s, 2013	363,430	357,251
Hercules Offshore, Inc. bank term loan FRN Ser. B, 6s,
2013	1,338,775	1,237,949
MEG Energy Corp. bank term loan FRN 6s, 2016 (Canada)	3,107,261	3,109,849
Venoco, Inc. bank term loan FRN 4.313s, 2014	1,000,000	948,333
		9,837,773

Entertainment (2.3%)
AMC Entertainment, Inc. bank term loan FRN 1.753s, 2013	1,237,695	1,220,089
Cedar Fair LP bank term loan FRN Ser. B, 5 1/2s, 2016	922,688	932,244
Cinemark USA, Inc. bank term loan FRN 3.541s, 2013	1,086,389	1,070,094
Six Flags Theme Parks bank term loan FRN 9 1/2s, 2016	1,250,000	1,285,938
Six Flags Theme Parks bank term loan FRN Ser. B, 6s,
2016	1,460,974	1,467,169
Universal City Development Partners, Ltd. bank term
loan FRN Ser. B, 5 1/2s, 2014	3,242,250	3,266,567
		9,242,101

Financials (3.8%)
AGFS Funding Co. bank term loan FRN 7 1/4s, 2015	3,040,000	3,062,326
Capital Automotive LP bank term loan FRN Ser. C,
2.76s, 2012	1,309,433	1,296,338
CIT Group, Inc. bank term loan FRN 6 1/4s, 2015	1,400,000	1,421,409
Fifth Third Processing Solutions, Inc. bank term loan
FRN 8 1/4s, 2017	1,550,000	1,564,209
Fifth Third Processing Solutions, Inc. bank term loan
FRN 5 1/2s, 2016	800,000	802,600
HUB International Holdings, Inc. bank term loan FRN
6 3/4s, 2014	650,430	649,888
Nuveen Investments, Inc. bank term loan FRN Ser. B,
3.289s, 2014	3,015,680	2,809,748
Ocwen Financial Corp. bank term loan FRN 9s, 2015	883,929	880,614
Worldpay bank term loan FRN Ser. B2, 6 1/4s, 2017
(United Kingdom)	2,500,000	2,503,125
		14,990,257

Gaming and lottery (4.8%)
Ameristar Casinos, Inc. bank term loan FRN Ser. B,
3.539s, 2012	1,989,556	1,986,074
CCM Merger, Inc. bank term loan FRN Ser. B, 8 1/2s,
2012	2,643,997	2,631,438
Chester Downs & Marina, LLC bank term loan FRN
12 3/8s, 2016	925,000	934,250
Chester Downs & Marina, LLC bank term loan FRN
12 3/8s, 2016	250,000	253,750
Gateway Casinos & Entertainment, Inc. bank term loan
FRN Ser. B, 6 1/2s, 2016	2,000,000	1,959,637
Golden Nugget, Inc. bank term loan FRN 3.091s, 2014
(PIK)	531,825	426,600
Golden Nugget, Inc. bank term loan FRN Ser. B, 3.26s,
2014 (PIK)	934,273	749,421
Green Valley Ranch Gaming, LLC bank term loan FRN
Ser. B, 4 1/4s, 2014 (In default) (NON)	1,694,834	1,296,548
Harrah's Operating Co., Inc. bank term loan FRN
Ser. B, 9 1/2s, 2016	233,238	240,847
Harrah's Operating Co., Inc. bank term loan FRN
Ser. B1, 3.288s, 2015	815,003	711,203
Harrah's Operating Co., Inc. bank term loan FRN
Ser. B2, 3.288s, 2015	1,000,000	874,125
Harrah's Operating Co., Inc. bank term loan FRN
Ser. B3, 3.288s, 2015	1,420,448	1,239,563
Isle of Capri Casinos, Inc. bank term loan FRN 5s, 2013	1,637,280	1,616,814
Isle of Capri Casinos, Inc. bank term loan FRN Ser. A,
5s, 2013	507,146	500,807
Isle of Capri Casinos, Inc. bank term loan FRN Ser. B,
5s, 2013	654,912	646,726
MGM Mirage bank term loan FRN Ser. E, 7s, 2014	987,957	909,780
Penn National Gaming, Inc. bank term loan FRN Ser. B,
2.023s, 2012	2,066,096	2,052,321
		19,029,904

Health care (9.1%)

Alliance Healthcare Services, Inc. bank term loan FRN
5 1/2s, 2016	1,985,000	1,973,007
Ardent Health Systems bank term loan FRN Ser. B,
6 1/2s, 2015	2,686,500	2,669,709
Biomet, Inc. bank term loan FRN Ser. B, 3.281s, 2015	2,873,796	2,842,170
Community Health Systems, Inc. bank term loan FRN
Ser. B, 2.549s, 2014	0	--
DaVita, Inc. bank term loan FRN Ser. B, 4 1/2s, 2016	2,500,000	2,506,250
Grifols SA bank term loan FRN Ser. B, 6s, 2016 (Spain)	2,075,000	2,093,156
HCA, Inc. bank term loan FRN Ser. B, 2.539s, 2013	2,672,010	2,615,230
Health Management Associates, Inc. bank term loan FRN
2.039s, 2014	994,505	966,930
IASIS Healthcare Corp. bank term loan FRN Ser. DD,
2.255s, 2014	357,625	347,045
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN 7.62s, 2014	97,562	94,676
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN 5.538s, 2014 (PIK)	528,842	509,451
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN Ser. B, 2.255s, 2014	1,033,264	1,002,697
IMS Health, Inc. bank term loan FRN Ser. B, 5 1/4s,
2016	2,970,720	2,996,714
Multiplan, Inc. bank term loan FRN Ser. B, 6 1/2s, 2017	3,699,188	3,711,906
Mylan, Inc./PA bank term loan FRN Ser. B, 3.563s, 2014	600,889	600,416
Select Medical Corp. bank term loan FRN Ser. B,
2.291s, 2012	1,687,317	1,670,444
United Surgical Partners International, Inc. bank term
loan FRN 2.274s, 2014	1,073,738	1,029,446
Universal Health Services, Inc. bank term loan FRN
5 1/2s, 2016	3,000,000	3,030,513
Valeant Pharmaceuticals Int'l bank term loan FRN Ser.
DD, 1 1/2s, 2016	600,000	600,857
Vanguard Health Systems, Inc. bank term loan FRN 5s,
2016	2,985,019	2,994,968
Warner Chilcott Corp. bank term loan FRN Ser. A, 6s,
2014	734,091	733,403
Warner Chilcott Corp. bank term loan FRN Ser. B1,
6 1/4s, 2015	354,352	356,344
Warner Chilcott Corp. bank term loan FRN Ser. B3,
6 1/4s, 2015	275,681	277,174
Warner Chilcott, Co. LLC bank term loan FRN Ser. B2,
6 1/4s, 2015 (Puerto Rico)	590,061	593,378
		36,215,884

Homebuilding (0.8%)
Realogy Corp. bank term loan FRN 0.105s, 2013	408,740	375,310
Realogy Corp. bank term loan FRN Ser. B, 3.286s, 2013	2,998,620	2,753,375
		3,128,685

Household furniture and appliances (0.4%)
National Bedding Co. bank term loan FRN 2.313s, 2013	1,706,619	1,672,487
		1,672,487

Leisure (0.2%)
Clubcorp Club Operations, Inc. bank term loan FRN
Ser. B, 6s, 2016	750,000	753,750
		753,750

Media (1.3%)
Nielsen Finance LLC bank term loan FRN Ser. A, 2.253s,
2013	49,764	48,775
Nielsen Finance LLC bank term loan FRN Ser. C, 4.003s,
2016	806,654	792,941
Nielsen Finance LLC/Nielsen Finance Co. bank term loan
FRN Ser. B, 4.003s, 2016	2,414,445	2,389,438
TWCC Holding Corp. bank term loan FRN Ser. B, 5s, 2015	1,942,308	1,951,209
		5,182,363

Publishing (3.3%)
Cenveo, Inc. bank term loan FRN Ser. C, 4.792s, 2013	1,006,329	1,001,297
Cenveo, Inc. bank term loan FRN Ser. DD, 4.792s, 2013	37,135	36,949
Dex Media West, LLC bank term loan FRN Ser. A, 7s, 2014	940,736	794,922
GateHouse Media, Inc. bank term loan FRN Ser. B,
2.51s, 2014	174,632	62,618
GateHouse Media, Inc. bank term loan FRN Ser. B,
2.26s, 2014	2,688,898	964,161
GateHouse Media, Inc. bank term loan FRN Ser. DD,
2.26s, 2014	1,003,320	359,762
Quad/Graphics, Inc. bank term loan FRN 5 1/2s, 2016	1,496,250	1,463,208
R.H. Donnelley, Inc. bank term loan FRN Ser. B, 9s,
2014	156,650	111,809
Supermedia, Inc. bank term loan FRN 11s, 2015	2,593,247	1,660,759
Thomas Learning bank term loan FRN Ser. B, 2.54s, 2014	4,103,907	3,782,262
Tribune Co. bank term loan FRN Ser. B, 5 1/4s, 2014
(In default) (NON)	4,264,063	2,698,205
		12,935,952

Retail (5.9%)
Auto Trader.com, Inc. bank term loan FRN Ser. B, 6s,
2016	2,250,000	2,252,813
Bass Pro Group, LLC bank term loan FRN Ser. B, 5.008s,
2015	1,711,400	1,716,748

Burlington Coat Factory Warehouse Corp. bank term loan
FRN Ser. B, 2.515s, 2013		2,925,489	2,840,650
Dollar General Corp. bank term loan FRN Ser. B1,
3.02s, 2014		2,475,717	2,467,548
Leslie's Poolmart bank term loan FRN 6s, 2017		2,000,000	2,011,250
Michaels Stores, Inc. bank term loan FRN Ser. B,
2.563s, 2013		3,268,057	3,149,590
NBTY, Inc. bank term loan FRN Ser. B, 6 3/4s, 2017		560,000	566,296
Neiman Marcus Group, Inc. (The) bank term loan FRN
Ser. B, 2.294s, 2013		3,115,927	3,037,322
Petco Animal Supplies, Inc. bank term loan FRN 6s, 2017		2,500,000	2,504,375
Toys R Us, Inc. bank term loan FRN Ser. B, 6s, 2016		2,992,500	3,010,135
			23,556,727

Technology (7.0%)
Avaya, Inc. bank term loan FRN Ser. B1, 3.04s, 2014		3,750,000	3,401,955
Ceridian Corp. bank term loan FRN 3.267s, 2014		1,486,919	1,399,829
Fidelity National Information Services, Inc. bank term
loan FRN Ser. B, 5 1/4s, 2016		2,000,000	2,019,642
First Data Corp. bank term loan FRN Ser. B1, 3.003s,
2014		2,775,439	2,497,895
First Data Corp. bank term loan FRN Ser. B3, 3.003s,
2014		1,725,476	1,555,674
Freescale Semiconductor, Inc. bank term loan FRN
4.504s, 2016		3,930,312	3,694,493
Intersil Corp. bank term loan FRN 4 3/4s, 2016		1,995,000	2,003,978
MedAssets, Inc. bank term loan FRN Ser. B, 5 1/4s, 2016		2,000,000	2,008,750
MSCI, Inc. bank term loan FRN 4 3/4s, 2016		1,990,000	1,996,842
Springboard Finance, LLC bank term loan FRN Ser. B,
7s, 2015		1,950,000	1,949,290
SunGard Data Systems, Inc. bank term loan FRN 2.003s,
2014		169,281	164,807
SunGard Data Systems, Inc. bank term loan FRN Ser. B,
3.91s, 2016		3,509,735	3,470,798
Telecordia Technologies, Inc. bank term loan FRN
6 3/4s, 2016		1,616,875	1,625,465
			27,789,418

Textiles (1.4%)
Gymboree Corp. bank term loan FRN 5 1/2s, 2017		2,500,000	2,509,823
Levi Strauss & Co. bank term loan FRN 2.503s, 2014		1,400,000	1,325,334
Phillips-Van Heusen Corp. bank term loan FRN Ser. B,
4 3/4s, 2016		1,892,619	1,913,604
			5,748,761

Transportation (0.8%)
Swift Transportation Co., Inc. bank term loan FRN
8 1/4s, 2014		3,152,603	3,128,959
			3,128,959

Utilities and power (3.3%)
Calpine Corp. bank term loan FRN Ser. B, 3.165s, 2014		840,486	834,599
Centage Learning Acquisitions, Inc. bank term loan FRN
Ser. B3, 3.754s, 2014 (United Kingdom)		1,982,149	1,525,512
Genon Energy bank term loan FRN Ser. B, 6s, 2017		3,000,000	2,998,125
Mirant North America, LLC bank term loan FRN 2.005s,
2013		1,676,203	1,663,282
NRG Energy, Inc. bank term loan FRN 3.539s, 2015		1,172,615	1,160,470
NRG Energy, Inc. bank term loan FRN 2.039s, 2013		294,748	292,853
NRG Energy, Inc. bank term loan FRN 1.789s, 2013		449	444
NRG Energy, Inc. bank term loan FRN Ser. B, 3.539s,
2015		1,399,034	1,397,784
Reliant Energy, Inc. bank term loan FRN 0.254s, 2014		1,000,000	991,875
Texas Competitive Electric Holdings Co., LLC bank term
loan FRN Ser. B2, 3.754s, 2014		2,862,993	2,211,012
			13,075,956

Total senior loans (cost $345,172,422)			$347,169,151

CORPORATE BONDS AND NOTES (10.1%)(a)
		Principal amount	Value

Basic materials (1.6%)
Exopack Holding Corp. company guaranty sr. unsec.
notes 11 1/4s, 2014		$885,000	$911,550
Kronos International, Inc. sr. notes 6 1/2s, 2013
(Germany)	EUR	1,000,000	1,277,510
Lyondell Chemical Co. sr. notes 11s, 2018		$996,963	1,109,121
Lyondell Chemical Co. 144A company guaranty sr. notes
8s, 2017		500,000	539,375
Sappi Papier Holding AG 144A company guaranty 6 3/4s,
2012 (Austria)		1,500,000	1,541,250
Verso Paper Holdings, LLC/Verso Paper, Inc. sr. notes
11 1/2s, 2014		999,000	1,083,915
			6,462,721

Capital goods (1.1%)
Berry Plastics Corp. company guaranty sr. notes FRN
5.039s, 2015		3,000,000	2,865,000
General Cable Corp. company guaranty sr. unsec. unsub.
notes FRN 2.665s, 2015		740,000	695,600
Ryerson Tull, Inc. company guaranty sr. notes FRN

7.662s, 2014	1,000,000	932,500
		4,493,100

Communication services (1.3%)
iPCS, Inc. company guaranty sr. notes FRN 2.412s, 2013	1,440,000	1,375,200
Level 3 Financing, Inc. 144A company guaranty FRN
4.344s, 2015	1,000,000	840,000
Nextel Communications, Inc. sr. notes Ser. E, 6 7/8s,
2013	1,750,000	1,736,875
Windstream Corp. company guaranty 8 1/8s, 2013	1,000,000	1,092,500
		5,044,575

Consumer cyclicals (2.0%)
American Axle & Manufacturing, Inc. company guaranty
sr. unsec. notes 5 1/4s, 2014	1,000,000	960,000
Aramark Corp. company guaranty sr. unsec. notes FRN
3.787s, 2015	500,000	473,750
DISH DBS Corp. company guaranty 7s, 2013	1,000,000	1,065,000
Ford Motor Credit Corp. sr. unsec. notes 12s, 2015	500,000	619,385
Hanesbrands, Inc. company guaranty sr. unsec. notes
FRN Ser. B, 4.121s, 2014	1,045,000	1,029,325
Host Hotels & Resorts LP sr. notes 7 1/8s, 2013 (R)	345,000	348,450
Macy's Retail Holdings, Inc. company guaranty sr.
unsec. notes 5.35s, 2012	1,000,000	1,027,500
Nortek, Inc. company guaranty sr. notes 11s, 2013	1,506,666	1,585,766
Seminole Hard Rock Entertainment, Inc. 144A sr. notes
FRN 2.792s, 2014	1,090,000	970,100
		8,079,276

Consumer staples (0.3%)
Avis Budget Car Rental, LLC company guaranty sr.
unsec. unsub. FRN 2.786s, 2014	1,000,000	930,000
Harry & David Operations Corp. company guaranty sr.
unsec. notes FRN 5.297s, 2012	500,000	365,000
		1,295,000

Energy (1.6%)
Forest Oil Corp. company guaranty 8 1/2s, 2014	350,000	379,750
Forest Oil Corp. sr. notes 8s, 2011	650,000	679,250
Massey Energy Co. company guaranty sr. unsec. notes
6 7/8s, 2013	1,000,000	1,007,500
OPTI Canada, Inc. 144A sr. notes 9s, 2012 (Canada)	1,595,000	1,587,025
Petrohawk Energy Corp. company guaranty sr. unsec.
notes 10 1/2s, 2014	1,000,000	1,127,500
SandRidge Energy, Inc. company guaranty sr. unsec.
unsub. FRN 3.915s, 2014	1,425,000	1,283,996
Whiting Petroleum Corp. company guaranty 7s, 2014	500,000	520,000
		6,585,021

Financials (0.9%)
Ally Financial, Inc. company guaranty sr. unsec.
unsub. notes FRN 2.497s, 2014	1,000,000	895,034
American General Finance Corp. sr. unsec. notes FRN
Ser. MTN, 0.542s, 2011	1,000,000	932,734
CIT Group, Inc. sr. bonds 7s, 2013	1,000,000	1,001,250
SLM Corp. sr. unsec. unsub. notes FRN 0.588s, 2014	500,000	444,676
USI Holdings Corp. 144A company guaranty sr. unsec.
notes FRN 4.161s, 2014	190,000	162,450
		3,436,144

Health care (0.9%)
CHS/Community Health Systems, Inc. company guaranty
sr. unsec. sub. notes 8 7/8s, 2015	500,000	523,125
Elan Finance PLC/Elan Finance Corp. company guaranty
sr. unsec. unsub. notes 8 7/8s, 2013 (Ireland)	1,000,000	1,020,000
HCA, Inc. sr. sec. notes 9 1/8s, 2014	834,000	869,445
HCA, Inc. sr. unsec. notes 6 3/4s, 2013	90,000	92,025
Tenet Healthcare Corp. sr. unsec. notes 7 3/8s, 2013	1,000,000	1,017,500
		3,522,095

Technology (0.4%)
NXP BV/NXP Funding, LLC company guaranty sr. notes FRN
Ser. EXCH, 3.039s, 2013 (Netherlands)	1,500,000	1,417,500
		1,417,500

Total corporate bonds and notes (cost $40,060,241)		$40,335,432

CONVERTIBLE BONDS AND NOTES (0.2%)(a)
	Principal amount	Value

Penn Virginia Corp. cv. sr. unsec. sub. notes 4 1/2s,
2012	$1,000,000	$985,000

Total convertible bonds and notes (cost $964,201)		$985,000

SHORT-TERM INVESTMENTS (9.3%)(a)
	Principal amount/shares	Value

U.S. Treasury Bills for an effective yield of 0.24%,
July 28, 2011	$10,000	$9,983
Putnam Money Market Liquidity Fund 0.19% (e)	36,793,256	36,793,256

Total short-term investments (cost $36,803,240)		$36,803,239

TOTAL INVESTMENTS

Total investments (cost $423,000,104) (b)	$425,292,822

FORWARD CURRENCY CONTRACTS at 11/30/10 (aggregate face value $3,344,874) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Barclays Bank PLC
	Euro	Sell	12/15/10	$1,298,620	$1,384,672	$86,052

UBS AG
	Canadian Dollar	Sell	12/15/10	1,929,868	1,960,202	30,334

Total						$116,386

Key to holding's currency abbreviations

EUR	Euro

Key to holding's abbreviations

FRN	Floating Rate Notes
MTN	Medium Term Notes

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from March 1, 2010 through November 30, 2010 (the reporting period).

(a) Percentages indicated are based on net assets of $397,579,507.

(b) The aggregate identified cost on a tax basis is $423,644,560, resulting in gross unrealized appreciation and depreciation of $10,879,062 and $9,230,800, respectively, or net unrealized appreciation of $1,648,262.

(NON) Non-income-producing security.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(c) Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $35,304 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $186,387,589 and $167,260,454, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

(R) Real Estate Investment Trust.

At the close of the reporting period, the fund maintained liquid assets totaling $3,081,104 to cover certain derivatives contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on FRN are the current interest rates at the close of the reporting period.

The dates shown on debt obligations are the original maturity dates.

Security valuation: Senior loans are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such services use information with respect to transactions in senior loans, quotations from senior loan dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. The fund had an average contract amount of approximately $1,000,000 on forward currency contracts for the reporting period.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At the close of the reporting period, the fund did not have a net liability position on derivative contracts subject to the Master Agreements.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Convertible bonds and notes	$--	$985,000	$--

Corporate bonds and notes	--	40,335,432	--

Senior loans	--	347,169,151	--

Short-term investments	36,793,256	9,983	--

Totals by level	$36,793,256	$388,499,566	$--

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$--	$116,386	$--

Totals by level	$--	$116,386	$--

Market Values of Derivative Instruments as of the close of the reporting period

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Foreign exchange contracts	$116,386	$--

Total	$116,386	$--

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: January 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: January 27, 2011

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: January 27, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
800 Boylston Street
Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: August 31, 2011

Date of reporting period: November 30, 2010

Item 1. Schedule of Investments:

Putnam Global Consumer Fund
The fund's portfolio
11/30/10 (Unaudited)

COMMON STOCKS (95.2%)(a)
	Shares	Value

Advertising and marketing services (0.7%)
Stroer Out-of-Home Media AG (Germany) (NON)	2,715	$86,533
		86,533

Airlines (1.4%)
easyJet PLC (United Kingdom) (NON)	13,402	89,295
Qantas Airways, Ltd. (Australia) (NON)	34,187	86,160
		175,455

Automotive (9.4%)
Bayerische Motoren Werke (BMW) AG (Germany)	2,646	199,406
Dongfeng Motor Group Co., Ltd. (China)	24,000	45,500
Fiat SpA (Italy)	12,323	204,395
General Motors Co. (NON)	2,000	68,400
Nissan Motor Co., Ltd. (Japan)	24,000	225,304
Porsche Automobil Holding SE (Preference) (Germany)	2,044	154,038
Toyota Motor Corp. (Japan)	7,400	287,047
		1,184,090

Beverage (10.3%)
Anheuser-Busch InBev NV (Belgium)	3,985	217,343
Britvic PLC (United Kingdom)	18,411	140,185
Carlsberg A/S Class B (Denmark)	1,439	136,140
Coca-Cola Co. (The)	5,200	328,484
Coca-Cola Enterprises, Inc.	8,700	210,105
PepsiCo, Inc.	4,144	267,827
		1,300,084

Broadcasting (0.7%)
Gestevision Telecinco SA (Spain) (S)	8,974	85,246
		85,246

Building materials (1.2%)
Owens Corning, Inc. (NON)	5,900	155,229
		155,229

Cable television (1.9%)
DIRECTV Class A (NON)	2,965	123,136
Kabel Deutschland Holding AG (Germany) (NON)	2,452	114,450
		237,586

Commercial and consumer services (3.2%)
Compass Group PLC (United Kingdom)	16,499	142,711
Edenred (France) (NON)	4,408	98,287
Priceline.com, Inc. (NON)	400	157,620
		398,618

Conglomerates (--%)
Vivendi (France)	14	342
		342

Consumer (1.8%)
Christian Dior SA (France)	1,148	159,349
Pandora A/S (Denmark) (NON)	1,255	65,719
		225,068

Consumer goods (10.3%)
Colgate-Palmolive Co.	4,100	313,855
Henkel AG & Co. KGaA (Germany)	2,894	177,868
hhgregg, Inc. (NON) (S)	4,800	120,336
Newell Rubbermaid, Inc.	9,200	154,284
Procter & Gamble Co. (The)	4,659	284,525
Reckitt Benckiser Group PLC (United Kingdom)	4,793	253,748
		1,304,616

Consumer services (1.6%)
Hertz Global Holdings, Inc. (NON)	11,000	134,860
Rakuten, Inc. (Japan)	80	61,319
		196,179

Food (6.7%)
BRF - Brasil Foods SA (Brazil)	4,394	65,360
Kerry Group PLC Class A (Ireland)	5,218	168,005
Nestle SA (Switzerland)	8,424	458,041
Suedzucker AG (Germany)	4,385	93,952
Toyo Suisan Kaisha, Ltd. (Japan)	3,000	63,353

		848,711

Homebuilding (0.7%)
Daito Trust Construction Co., Ltd. (Japan)	1,500	92,745
		92,745

Investment banking/Brokerage (0.8%)
Asia Entertainment & Resources, Ltd. (Hong Kong) (NON)	11,300	102,830
		102,830

Lodging/Tourism (1.9%)
TUI Travel PLC (United Kingdom)	21,609	70,996
Wyndham Worldwide Corp.	6,078	174,743
		245,739

Media (3.8%)
Time Warner, Inc.	4,920	145,091
Viacom, Inc. Class B	3,174	120,072
WPP PLC (Ireland)	19,873	220,168
		485,331

Pharmaceuticals (0.6%)
Hypermarcas SA (Brazil) (NON)	5,000	79,129
		79,129

Publishing (3.4%)
Pearson PLC (United Kingdom)	6,849	98,754
R. R. Donnelley & Sons Co.	8,600	135,536
Schibsted ASA (Norway)	4,400	107,507
United Business Media, Ltd. PLC (Ireland)	8,743	83,861
		425,658

Restaurants (2.9%)
Domino's Pizza, Inc. (NON)	6,400	94,528
McDonald's Corp.	2,359	184,710
Whitbread PLC (United Kingdom)	3,089	81,239
		360,477

Retail (19.5%)
Amazon.com, Inc. (NON)	1,200	210,480
Bed Bath & Beyond, Inc. (NON)	5,200	227,448
Costco Wholesale Corp.	1,523	102,970
Dick's Sporting Goods, Inc. (NON)	3,700	126,577
Grupo Comercial Chedraui SA de CV (Mexico) (NON)	26,861	84,083
Kingfisher PLC (United Kingdom)	28,779	105,308
Lowe's Cos., Inc.	9,100	206,570
Macy's, Inc.	5,300	136,104
Metro AG (Germany)	2,321	166,851
O'Reilly Automotive, Inc. (NON)	1,300	78,234
Office Depot, Inc. (NON)	19,100	83,085
PPR SA (France)	1,191	189,643
Staples, Inc.	7,500	165,075
Target Corp.	4,200	239,148
Urban Outfitters, Inc. (NON)	3,500	132,265
Wal-Mart Stores, Inc.	3,847	208,084
		2,461,925

Schools (2.5%)
Ambow Education Holding, Ltd. ADR (China) (NON) (S)	10,000	121,000
Apollo Group, Inc. Class A (NON)	3,500	119,000
Career Education Corp. (NON)	4,332	77,066
		317,066

Textiles (1.3%)
Hanesbrands, Inc. (NON)	6,200	168,330
		168,330

Tobacco (6.6%)
British American Tobacco (BAT) PLC (United Kingdom)	2,982	108,211
Imperial Tobacco Group PLC (United Kingdom)	5,730	168,272
Japan Tobacco, Inc. (Japan)	48	162,711
Lorillard, Inc.	988	78,625
Philip Morris International, Inc.	5,500	312,895
		830,714

Toys (0.6%)
Nintendo Co., Ltd. (Japan)	300	81,543
		81,543

Trucks and parts (1.4%)
Aisin Seiki Co., Ltd. (Japan)	5,400	175,195
		175,195

Total common stocks (cost $10,226,426)		$12,024,439

SHORT-TERM INVESTMENTS (5.8%)(a)
	Shares	Value

Putnam Cash Collateral Pool, LLC 0.23% (d)	227,975	$227,975
Putnam Money Market Liquidity Fund 0.19% (e)	500,520	500,520

Total short-term investments (cost $728,495)		$728,495

TOTAL INVESTMENTS

Total investments (cost $10,954,921) (b)		$12,752,934

FORWARD CURRENCY CONTRACTS at 11/30/10 (aggregate face value $4,570,945) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.
	Australian Dollar	Buy	12/15/10	$60,402	$61,967	$(1,565)
	British Pound	Sell	12/15/10	145,731	149,830	4,099
	Euro	Sell	12/15/10	7,935	8,459	524

Barclays Bank PLC
	British Pound	Sell	12/15/10	213,770	219,879	6,109
	Euro	Buy	12/15/10	61,529	65,607	(4,078)
	Hong Kong Dollar	Buy	12/15/10	51,287	51,381	(94)
	Japanese Yen	Buy	12/15/10	142,821	148,029	(5,208)
	Singapore Dollar	Buy	12/15/10	28,873	29,505	(632)

Citibank, N.A.
	British Pound	Sell	12/15/10	61,811	63,570	1,759
	Danish Krone	Sell	12/15/10	181,436	194,314	12,878
	Euro	Buy	12/15/10	57,106	60,886	(3,780)
	Hong Kong Dollar	Sell	12/15/10	36,411	36,473	62
	Swiss Franc	Buy	12/15/10	80,856	83,607	(2,751)

Credit Suisse AG
	Australian Dollar	Buy	12/15/10	101,724	104,392	(2,668)
	British Pound	Sell	12/15/10	97,310	100,048	2,738
	Euro	Sell	12/15/10	31,090	33,153	2,063
	Japanese Yen	Sell	12/15/10	114,190	118,339	4,149
	Norwegian Krone	Sell	12/15/10	27,657	29,342	1,685

Deutsche Bank AG
	British Pound	Sell	12/15/10	128,605	132,261	3,656
	Euro	Sell	12/15/10	236,361	251,949	15,588
	Swedish Krona	Buy	12/15/10	75,171	79,406	(4,235)
	Swiss Franc	Buy	12/15/10	28,016	28,752	(736)

Goldman Sachs International
	British Pound	Buy	12/15/10	121,443	124,889	(3,446)
	Euro	Buy	12/15/10	14,569	15,531	(962)
	Japanese Yen	Sell	12/15/10	96,726	100,239	3,513
	Norwegian Krone	Sell	12/15/10	86,647	91,831	5,184

HSBC Bank USA, National Association
	Australian Dollar	Buy	12/15/10	42,857	44,774	(1,917)
	British Pound	Buy	12/15/10	22,420	23,059	(639)
	Euro	Buy	12/15/10	74,668	79,617	(4,949)
	Hong Kong Dollar	Buy	12/15/10	62,853	62,957	(104)
	Singapore Dollar	Buy	12/15/10	10,307	10,543	(236)
	Swiss Franc	Buy	12/15/10	30,907	31,714	(807)

JPMorgan Chase Bank, N.A.
	Australian Dollar	Sell	12/15/10	81,878	84,022	2,144
	British Pound	Sell	12/15/10	15,725	16,178	453
	Canadian Dollar	Buy	12/15/10	50,001	50,511	(510)
	Euro	Sell	12/15/10	366,444	390,619	24,175
	Hong Kong Dollar	Sell	12/15/10	42,438	42,513	75
	Japanese Yen	Buy	12/15/10	21,736	22,530	(794)
	Singapore Dollar	Buy	12/15/10	39,407	40,259	(852)
	Swedish Krona	Buy	12/15/10	48,030	50,754	(2,724)
	Swiss Franc	Buy	12/15/10	19,741	19,783	(42)

Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	12/15/10	35,186	36,105	(919)
	British Pound	Sell	12/15/10	98,867	101,746	2,879
	Canadian Dollar	Sell	12/15/10	10,916	11,032	116
	Euro	Sell	12/15/10	14,439	15,102	663
	Japanese Yen	Buy	12/15/10	68,408	69,346	(938)
	Swiss Franc	Buy	12/15/10	35,094	36,021	(927)

State Street Bank and Trust Co.
	Canadian Dollar	Buy	12/15/10	63,647	64,303	(656)
	Euro	Sell	12/15/10	33,692	35,916	2,224

UBS AG
	Australian Dollar	Buy	12/15/10	15,148	15,549	(401)
	British Pound	Buy	12/15/10	149,935	154,463	(4,528)
	Euro	Buy	12/15/10	23,415	24,963	(1,548)

Westpac Banking Corp.
	Australian Dollar	Buy	12/15/10	26,749	27,401	(652)
	British Pound	Buy	12/15/10	83,609	85,973	(2,364)
	Canadian Dollar	Buy	12/15/10	66,668	67,407	(739)
	Euro	Buy	12/15/10	121,888	129,918	(8,030)
	Japanese Yen	Buy	12/15/10	331,369	342,228	(10,859)

Total						$20,446

Key to holding's abbreviations

ADR	American Depository Receipts

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2010 through November 30, 2010 (the reporting period).

(a) Percentages indicated are based on net assets of $12,632,193.

(b) The aggregate identified cost on a tax basis is $10,960,909, resulting in gross unrealized appreciation and depreciation of $2,086,743 and $294,718, respectively, or net unrealized appreciation of $1,792,025.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $215,442. Certain of these securities were sold prior to the close of the reporting period. The fund received cash collateral of $227,975 which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged by Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close fo the reporting period.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $43 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $1,761,288 and $1,938,301, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

(S) Securities on loan, in part or in entirety, at the close of the reporting period.

At the close of the reporting period, the fund maintained liquid assets totaling $42,723 to cover certain derivatives contracts.

ADR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of risk at the close of the reporting period (as a percentage of Portfolio Value):

United States	50.7%
United Kingdom	10.0
Japan	9.2
Germany	7.9
Ireland	3.8
Switzerland	3.7
France	3.6
Belgium	1.7
Italy	1.6
Denmark	1.6
China	1.3
Brazil	1.1
Norway	0.9
Hong Kong	0.8
Australia	0.7
Spain	0.7
Mexico	0.7

Total	100.0%

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets and are classified as Level 1 securities. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price and is generally categorized as a Level 2 security. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Outstanding contracts on forward currency contracts at the close of the reporting period are indicative of the volume of activity during the period.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At the close of the reporting period, the fund had a net liability position of $41,676 on derivative contracts subject to the Master Agreements. There was no collateral posted by the fund.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks:

Capital goods	$--	$175,195	$--

Communication services	237,586	--	--

Conglomerates	342	--	--

Consumer cyclicals	5,094,095	732,139	--

Consumer staples	5,140,285	287,383	--

Financials	102,830	--	--

Health care	79,129	--	--

Transportation	89,295	86,160	--

Total common stocks	10,743,562	1,280,877	--

Short-term investments	500,520	227,975	--

Totals by level	$11,244,082	$1,508,852	$--

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$--	$20,446	$--

Totals by level	$--	$20,446	$--

Market Values of Derivative Instruments as of the close of the reporting period

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Foreign exchange contracts	$96,736	$76,290

Total	$96,736	$76,290

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: January 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: January 27, 2011

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: January 27, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
800 Boylston Street
Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: August 31, 2011

Date of reporting period: November 30, 2010

Item 1. Schedule of Investments:

Putnam Global Energy Fund
The fund's portfolio
11/30/10 (Unaudited)

COMMON STOCKS (97.3%)(a)
	Shares	Value

Coal (0.8%)
CONSOL Energy, Inc.	2,000	$83,920
		83,920

Electronics (0.1%)
Elster Group SE ADR (Germany) (NON)	1,000	15,830
		15,830

Energy (oil field) (16.9%)
Cameron International Corp. (NON)	3,000	144,330
Global Geophysical Services, Inc. (NON)	6,238	57,702
Helix Energy Solutions Group, Inc. (NON)	3,500	49,105
National Oilwell Varco, Inc.	4,000	245,160
Petroleum Geo-Services ASA (Norway) (NON)	10,841	131,830
Saipem SpA (Italy)	1,930	80,494
Schlumberger, Ltd.	8,350	645,788
TGS Nopec Geophysical Co. ASA (Norway)	3,428	58,714
Weatherford International, Ltd. (Switzerland) (NON)	10,500	214,305
Wood Group (John) PLC (United Kingdom)	21,388	155,460
		1,782,888

Energy (other) (0.6%)
First Solar, Inc. (NON)	500	61,425
		61,425

Engineering and construction (0.5%)
Fluor Corp.	900	52,047
		52,047

Natural gas utilities (0.4%)
Enterprise Products Partners LP	1,000	42,080
		42,080

Oil and gas (78.0%)
Anadarko Petroleum Corp.	1,045	67,047
Apache Corp.	3,800	409,032
BG Group PLC (United Kingdom)	25,135	454,584
BP PLC (United Kingdom)	74,193	492,083
Cairn Energy PLC (United Kingdom) (NON)	39,968	240,535
Chevron Corp.	9,497	768,972
Cimarex Energy Co.	1,700	136,918
Devon Energy Corp.	2,600	183,482
El Paso Pipeline Partners, LP (Units)	1,300	43,056
Exxon Mobil Corp.	17,498	1,217,160
Gazprom OAO (Russia)	7,149	39,112
Hess Corp.	4,000	280,200
Lukoil OAO ADR (Russia)	500	27,405
Nexen, Inc. (Canada)	14,325	299,852
Occidental Petroleum Corp.	5,729	505,126
Oil States International, Inc. (NON)	800	47,464
Petrohawk Energy Corp. (NON)	8,694	155,014
Petroleo Brasileiro SA ADR (Brazil)	4,531	146,986
Petroleo Brasileiro SA ADR (Preference) (Brazil)	3,600	105,408
QEP Resources, Inc.	2,400	84,312
Rosetta Resources, Inc. (NON)	1,100	39,402
Royal Dutch Shell PLC Class A (United Kingdom)	19,448	586,269
Royal Dutch Shell PLC Class B (United Kingdom)	12,605	374,488
Santos, Ltd. (Australia)	7,589	90,580
Southwestern Energy Co. (NON)	4,400	159,280
Statoil ASA (Norway)	1,525	30,276
Technip SA (France)	3,610	280,930
Total SA (France)	13,352	648,147
Tullow Oil PLC (United Kingdom)	13,987	249,807
Warren Resources, Inc. (NON)	10,989	48,681
		8,211,608

Total common stocks (cost $9,266,530)		$10,249,798

CONVERTIBLE PREFERRED STOCKS (0.2%)(a)
	Shares	Value

Apache Corp. Ser. D, $3.00 cv. pfd.	287	$17,404

Total convertible preferred stocks (cost $14,350)		$17,404

SHORT-TERM INVESTMENTS (2.7%)(a)
	Shares	Value

Putnam Money Market Liquidity Fund 0.19% (e)	285,039	$285,039

Total short-term investments (cost $285,039)		$285,039

TOTAL INVESTMENTS

Total investments (cost $9,565,919)(b)		$10,552,241

FORWARD CURRENCY CONTRACTS at 11/30/10 (aggregate face value $3,534,322) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America
	Australian Dollar	Sell	12/15/10	$23,681	$24,295	$614
	British Pound	Sell	12/15/10	222,645	228,907	6,262
	Canadian Dollar	Buy	12/15/10	248,446	250,967	(2,521)
	Euro	Sell	12/15/10	29,659	31,616	1,957

Barclays Bank PLC
	British Pound	Sell	12/15/10	212,213	218,278	6,065

Citibank, N.A.
	Australian Dollar	Buy	12/15/10	25,695	26,364	(669)
	British Pound	Buy	12/15/10	107,897	110,968	(3,071)
	Canadian Dollar	Buy	12/15/10	65,888	66,588	(700)
	Euro	Sell	12/15/10	5,984	6,380	396
	Swiss Franc	Buy	12/15/10	92,123	93,941	(1,818)

Credit Suisse AG
	Australian Dollar	Buy	12/15/10	24,640	25,286	(646)
	British Pound	Sell	12/15/10	339,728	349,288	9,560
	Canadian Dollar	Buy	12/15/10	177,977	180,839	(2,862)
	Euro	Buy	12/15/10	77,790	82,952	(5,162)
	Japanese Yen	Buy	12/15/10	98,506	102,086	(3,580)
	Norwegian Krone	Sell	12/15/10	83,537	88,624	5,087

Deutsche Bank AG
	Australian Dollar	Buy	12/15/10	46,404	47,506	(1,102)
	Euro	Buy	12/15/10	11,317	12,064	(747)

Goldman Sachs International
	Australian Dollar	Buy	12/15/10	19,079	19,586	(507)
	British Pound	Buy	12/15/10	53,559	55,079	(1,520)
	Euro	Buy	12/15/10	215,938	230,196	(14,258)
	Japanese Yen	Buy	12/15/10	16,757	17,366	(609)
	Norwegian Krone	Buy	12/15/10	2,305	2,443	(138)

HSBC Bank USA, National Association
	British Pound	Sell	12/15/10	35,810	36,830	1,020
	Norwegian Krone	Buy	12/15/10	3,900	4,133	(233)

JPMorgan Chase Bank, N.A.
	British Pound	Sell	12/15/10	44,685	45,749	1,064
	Canadian Dollar	Buy	12/15/10	274,568	277,369	(2,801)
	Euro	Sell	12/15/10	73,237	78,068	4,831
	Japanese Yen	Buy	12/15/10	25,417	26,346	(929)

Royal Bank of Scotland PLC (The)
	Australian Dollar	Sell	12/15/10	9,683	9,936	253
	British Pound	Sell	12/15/10	153,983	158,467	4,484
	Canadian Dollar	Buy	12/15/10	81,678	82,543	(865)
	Euro	Sell	12/15/10	127,221	135,622	8,401

State Street Bank and Trust Co.
	Canadian Dollar	Buy	12/15/10	141,426	142,886	(1,460)

UBS AG
	Australian Dollar	Buy	12/15/10	7,287	7,479	(192)
	British Pound	Sell	12/15/10	63,991	65,813	1,822
	Canadian Dollar	Sell	12/15/10	18,032	18,229	197
	Euro	Buy	12/15/10	7,415	7,757	(342)

Westpac Banking Corp.
	Australian Dollar	Buy	12/15/10	44,582	45,668	(1,086)
	British Pound	Buy	12/15/10	19,929	20,493	(564)
	Canadian Dollar	Buy	12/15/10	69,690	70,462	(772)
	Euro	Buy	12/15/10	27,057	28,853	(1,796)

Total						$1,063

Key to holding's abbreviations

ADR	American Depository Receipts

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2010 through Novebmer 30, 2010 (the reporting period).

(a) Percentages indicated are based on net assets of $10,529,712.

(b) The aggregate identified cost on a tax basis is $9,608,648, resulting in gross unrealized appreciation and depreciation of $1,188,948 and $245,355, respectively, or net unrealized appreciation of $943,593.

(NON) Non-income-producing security.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $51 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $537,081 and $606,339, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

At the close of the reporting period, the fund maintained liquid assets totaling $29,324 to cover certain derivatives contracts.

ADR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of risk at the close of the reporting period (as a percentage of Portfolio Value):

United States	55.2%
United Kingdom	24.2
France	8.8
Canada	2.8
Brazil	2.4
Norway	2.1
Switzerland	2.0
Australia	0.9
Italy	0.8
Russia	0.6
Germany	0.2

Total	100.0%

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets and are classified as Level 1 securities. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price and is generally categorized as a Level 2 security. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Investment Management, LLC (Putnam Management), the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge currency exposure. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. The fund had an average contract amount of approximately $2,600,000 on forward currency contracts for the reporting period.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At the close of the reporting period, the fund had a net liability position of $30,421 on derivative contracts subject to the Master Agreements.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

			Valuation inputs

Investments in securities:		Level 1	Level 2	Level 3

Common stocks:

	Capital goods	$52,047	$--	$--

	Energy	10,049,261	90,580	--

	Technology	15,830	--	--

	Utilities and power	42,080	--	--

Total common stocks		10,159,218	90,580	--

Convertible preferred stocks		--	17,404	--

Short-term investments		285,039	--	--

Totals by level		$10,444,257	$107,984	$--

			Valuation inputs

Other financial instruments:		Level 1	Level 2	Level 3

Forward currency contracts		$--	$1,063	$--

Totals by level		$--	$1,063	$--

Market Values of Derivative Instruments as of the close of the reporting period

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Foreign exchange contracts	$52,013	$50,950

Total	$52,013	$50,950

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: January 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: January 27, 2011

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: January 27, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
800 Boylston Street
Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: August 31, 2011

Date of reporting period: November 30, 2010

Item 1. Schedule of Investments:

Putnam Global Financials Fund
The fund's portfolio
11/30/10 (Unaudited)

COMMON STOCKS (92.6%)(a)
	Shares	Value

Banking (54.1%)
Australia & New Zealand Banking Group, Ltd. (Australia)	5,243	$113,844
Banco Bradesco SA (Preference) (Brazil)	3,200	62,663
Banco Santander Central Hispano SA (Spain)	16,155	153,417
Bank of America Corp.	14,100	154,395
Bank of New York Mellon Corp. (The)	2,285	61,672
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT
(Indonesia) (NON)	275,000	44,134
Barclays PLC (United Kingdom)	26,322	104,986
BNP Paribas SA (France)	1,910	113,303
BOC Hong Kong Holdings, Ltd. (Hong Kong)	24,000	82,314
Bond Street Holdings, LLC 144A Class A (F)(NON)	4,189	85,875
China Construction Bank Corp. (China)	77,000	69,243
Citigroup, Inc. (NON)	45,300	190,260
Danske Bank A/S (Denmark) (NON)	3,144	78,148
DBS Group Holdings, Ltd. (Singapore)	9,085	96,296
DnB NOR ASA (Norway)	6,788	83,201
Fifth Third Bancorp	2,300	27,485
HSBC Holdings PLC (London Exchange) (United Kingdom)	24,773	250,076
Industrial & Commercial Bank of China (Rights) (China)
(F)(NON)	4,050	1,330
Industrial & Commercial Bank of China (China)	73,000	56,646
JPMorgan Chase & Co.	1,947	72,779
KeyCorp	2,700	20,331
Lloyds Banking Group PLC (United Kingdom) (NON)	83,238	78,297
Marshall & Ilsley Corp.	4,100	19,639
Mitsubishi UFJ Financial Group, Inc. (Japan)	17,900	84,765
Mizuho Financial Group, Inc. (Japan)	56,000	88,315
National Australia Bank, Ltd. (Australia)	5,109	114,758
National Bank of Canada (Canada)	974	64,421
PNC Financial Services Group, Inc.	550	29,618
Royal Bank of Canada (Canada)	3,281	175,775
Royal Bank of Scotland Group PLC (United Kingdom) (NON)	80,285	46,992
Sberbank OJSC (Russia) (NON)	22,764	72,503
Societe Generale (France)	1,319	61,266
Sumitomo Mitsui Financial Group, Inc. (Japan)	3,700	113,666
Suncorp-Metway, Ltd. (Australia)	7,648	66,196
SunTrust Banks, Inc.	1,732	40,460
Toronto-Dominion Bank (Canada)	1,895	137,992
Turkiye Garanti Bankasi AS (Turkey)	5,555	30,807
U.S. Bancorp	2,212	52,601
UniCredito Italiano SpA (Italy)	19,682	38,176
Wells Fargo & Co.	6,991	190,225
		3,428,870

Commercial and consumer services (0.7%)
Mastercard, Inc. Class A	100	23,703
Savills PLC (United Kingdom)	4,014	21,307
		45,010

Consumer finance (0.9%)
Discover Financial Services	2,999	54,822
		54,822

Financial (2.5%)
Assurant, Inc.	700	24,689
CME Group, Inc.	182	52,427
ORIX Corp. (Japan)	600	51,302
Warsaw Stock Exchange (Poland) (NON)	1,927	31,442
		159,860

Homebuilding (0.5%)
Persimmon PLC (United Kingdom) (NON)	5,747	30,300
		30,300

Insurance (20.2%)
Aflac, Inc.	1,588	81,782
AIA Group, Ltd. (Hong Kong) (NON)	10,600	30,646
Allianz SE (Germany)	1,003	110,257
Allstate Corp. (The)	2,400	69,864
Assured Guaranty, Ltd. (Bermuda)	3,381	57,511
Aviva PLC (United Kingdom)	9,535	52,647
AXA SA (France)	4,287	61,681
Berkshire Hathaway, Inc. Class B (NON)	800	63,744
Dai-ichi Mutual Life Insurance Co. Ltd. (The) (Japan)	20	28,689
Hartford Financial Services Group, Inc. (The)	3,017	67,158
ING Groep NV (Netherlands) (NON)	9,642	85,319
Insurance Australia Group, Ltd. (Australia)	12,263	44,152
Intact Financial Corp. (Canada)	1,054	50,301
MetLife, Inc.	2,300	87,745
Ping An Insurance (Group) Co. of China, Ltd. (China)	6,500	74,709
Progressive Corp. (The)	2,900	58,986
Prudential Financial, Inc.	1,437	72,827
Prudential PLC (United Kingdom)	9,768	86,391

Tokio Marine Holdings, Inc. (Japan)				1,500	42,371
XL Group PLC				2,872	56,464
					1,283,244

Investment banking/Brokerage (6.8%)
BGP Holdings PLC (Malta) (F)				82,319	107
BlackRock, Inc.				162	26,406
Credit Suisse Group (Switzerland)				1,654	61,066
Franklin Resources, Inc.				302	34,455
Goldman Sachs Group, Inc. (The)				687	107,269
Invesco, Ltd.				2,217	48,198
Macquarie Group, Ltd. (Australia)				766	26,076
Morgan Stanley				1,316	32,189
Schroders PLC (United Kingdom)				2,382	59,196
UBS AG (Switzerland) (NON)				2,403	36,000
					430,962

Real estate (6.9%)
CFS Retail Property Trust (Australia) (R)				23,741	40,782
Digital Realty Trust, Inc. (R)				375	19,695
Equity Residential Trust (R)				700	34,986
Extra Space Storage, Inc. (R)				1,000	16,020
HCP, Inc. (R)				819	26,970
Japan Retail Fund Investment Corp. (Japan) (R)				35	56,375
Link REIT (The) (Hong Kong) (R)				14,749	46,186
Mitsui Fudosan Co., Ltd. (Japan)				3,000	53,168
ProLogis (R)				2,600	33,826
Simon Property Group, Inc. (R)				609	59,987
Wharf (Holdings), Ltd. (Hong Kong)				7,000	46,899
					434,894

Total common stocks (cost $5,273,386)					$5,867,962

WARRANTS (2.2%)(a)(NON)
		Expiration date	Strike Price	Warrants	Value

JPMorgan Chase & Co. (W)	USD	10/28/18	42.42	11,009	$139,044

Total warrants (cost $118,347)					$139,044

SHORT-TERM INVESTMENTS (4.1%)(a)
			Principal amount/shares		Value

Putnam Money Market Liquidity Fund 0.19% (e)				258,349	$258,349

Total short-term investments (cost $258,349)					$258,349

TOTAL INVESTMENTS

Total investments (cost $5,650,082)(b)					$6,265,355

FORWARD CURRENCY CONTRACTS at 11/30/10 (aggregate face value $2,274,187) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Barclays Bank PLC
	British Pound	Sell	12/15/10	$67,105	$69,023	$1,918
	Euro	Sell	12/15/10	74,017	78,922	4,905
	Hong Kong Dollar	Sell	12/15/10	34,247	34,310	63
	Japanese Yen	Buy	12/15/10	72,325	74,962	(2,637)
	Swedish Krona	Buy	12/15/10	39,088	41,284	(2,196)
	Swiss Franc	Buy	12/15/10	33,699	34,551	(852)

Citibank, N.A.
	British Pound	Buy	12/15/10	115,838	119,134	(3,296)
	Canadian Dollar	Buy	12/15/10	11,696	11,820	(124)
	Danish Krone	Sell	12/15/10	61,986	66,837	4,851
	Euro	Buy	12/15/10	911	971	(60)
	Hong Kong Dollar	Sell	12/15/10	95,039	95,208	169
	Singapore Dollar	Buy	12/15/10	27,964	28,582	(618)
	Swiss Franc	Sell	12/15/10	28,714	29,446	732

Credit Suisse AG
	Australian Dollar	Buy	12/15/10	27,421	28,140	(719)
	British Pound	Sell	12/15/10	32,852	33,776	924
	Canadian Dollar	Buy	12/15/10	43,666	44,397	(731)
	Euro	Buy	12/15/10	41,106	43,834	(2,728)
	Japanese Yen	Buy	12/15/10	36,332	37,652	(1,320)
	Norwegian Krone	Sell	12/15/10	35,893	38,079	2,186
	Swiss Franc	Buy	12/15/10	23,130	23,749	(619)

Deutsche Bank AG
	Australian Dollar	Buy	12/15/10	26,845	27,483	(638)
	Euro	Buy	12/15/10	37,074	39,519	(2,445)
	Swedish Krona	Buy	12/15/10	20,234	21,374	(1,140)

Goldman Sachs International
	British Pound	Sell	12/15/10	31,295	32,183	888
	Euro	Sell	12/15/10	75,578	80,568	4,990
	Japanese Yen	Sell	12/15/10	6,241	6,467	226
	Norwegian Krone	Sell	12/15/10	17,826	18,892	1,066
	Swedish Krona	Buy	12/15/10	16,746	17,690	(944)

Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	12/15/10	33,557	34,433	(876)
	British Pound	Buy	12/15/10	72,866	74,988	(2,122)
	Canadian Dollar	Buy	12/15/10	17,349	17,533	(184)
	Euro	Buy	12/15/10	145,433	155,124	(9,691)
	Israeli Shekel	Buy	12/15/10	5,218	5,309	(91)
	Japanese Yen	Sell	12/15/10	36,610	37,943	1,333
	Swiss Franc	Buy	12/15/10	92,023	94,453	(2,430)

State Street Bank and Trust Co.
	Canadian Dollar	Buy	12/15/10	57,896	58,494	(598)
	Euro	Sell	12/15/10	14,049	14,977	928
	Israeli Shekel	Buy	12/15/10	5,246	5,348	(102)
	Swedish Krona	Buy	12/15/10	40,312	42,573	(2,261)

UBS AG
	Australian Dollar	Buy	12/15/10	8,054	8,267	(213)
	British Pound	Sell	12/15/10	122,377	125,861	3,484
	Canadian Dollar	Sell	12/15/10	52,145	52,715	570
	Euro	Buy	12/15/10	154,539	164,758	(10,219)
	Israeli Shekel	Buy	12/15/10	5,246	5,334	(88)
	Norwegian Krone	Sell	12/15/10	15,086	15,988	902
	Swiss Franc	Buy	12/15/10	22,732	23,324	(592)

Westpac Banking Corp.
	Australian Dollar	Buy	12/15/10	21,860	22,392	(532)
	British Pound	Sell	12/15/10	1,868	1,921	53
	Canadian Dollar	Buy	12/15/10	53,802	54,399	(597)
	Euro	Buy	12/15/10	48,651	51,856	(3,205)
	Japanese Yen	Sell	12/15/10	26,384	27,344	960

Total						$(23,720)

Key to holding's abbreviations

OJSC	Open Joint Stock Company

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2010 through Novemver 31, 2010 (the reporting period).

(a) Percentages indicated are based on net assets of $6,335,874.

(b) The aggregate identified cost on a tax basis is $5,687,269, resulting in gross unrealized appreciation and depreciation of $850,535 and $272,449, respectively, or net unrealized appreciation of $578,086.

(NON) Non-income-producing security.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $51 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $301,921 and $167,415, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.

(R) Real Estate Investment Trust.

At the close of the reporting period, the fund maintained liquid assets totaling $32,717 to cover certain derivatives contracts.

(W) Warrants issued to the U.S. Treasury under the Troubled Asset Relief Program (TARP).

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of risk at the close of the reporting period (as a percentage of Portfolio Value):

United States	39.9%
United Kingdom	11.7
Japan	8.3
Canada	6.8
Australia	6.5
France	3.8
Hong Kong	3.3
China	3.2
Spain	2.4
Germany	1.8
Switzerland	1.5
Singapore	1.5
Netherlands	1.3
Norway	1.4
Denmark	1.2
Russia	1.2
Brazil	1.0
Bermuda	0.9
Indoneisa	0.7
Italy	0.6
Poland	0.5
Turkey	0.5

Total	100.0%

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets and are classified as Level 1 securities. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price and is generally categorized as a Level 2 security. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Investment Management, does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury,

U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Outstanding contracts on forward currency contracts at the close of the reporting period are indicative of the volume of activity during the period.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At the close of the reporting period, the fund had a net liability position of $32,801on derivative contracts subject to the Master Agreements.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

			Valuation inputs

Investments in securities:		Level 1	Level 2	Level 3

Common stocks:

	Consumer cyclicals	$75,310	$--	$--

	Financial	4,233,808	1,471,532	87,312

Total common stocks		4,309,118	1,471,532	87,312

Warrants		139,044	--	--

Short-term investments		258,349	--	--

Totals by level		$4,706,511	$1,471,532	$87,312

			Valuation inputs

Other financial instruments:		Level 1	Level 2	Level 3

Forward currency contracts		$--	$(23,720)	$--

Totals by level		$--	$(23,720)	$--

At the start and/or close of the reporting period, Level 3 investments in securities and other financial instruments were not considered a significant portion of the fund's portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: January 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: January 27, 2011

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: January 27, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
800 Boylston Street
Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: August 31, 2011

Date of reporting period: November 30, 2010

Item 1. Schedule of Investments:

Putnam Global Industrials Fund

The fund's portfolio
11/30/10 (Unaudited)

COMMON STOCKS (93.9%)(a)
	Shares	Value

Aerospace and defense (18.5%)
Empresa Brasileira de Aeronautica SA (Embraer) ADR
(Brazil)	5,900	$171,808
Goodrich Corp.	800	68,616
L-3 Communications Holdings, Inc.	3,900	274,287
MTU Aero Engines Holding AG (Germany)	1,557	90,945
Northrop Grumman Corp.	4,000	246,720
Precision Castparts Corp.	3,400	469,438
Raytheon Co.	1,555	71,919
United Technologies Corp.	2,867	215,799
		1,609,532

Airlines (4.0%)
Deutsche Lufthansa AG (Germany) (NON)	6,319	134,773
easyJet PLC (United Kingdom) (NON)	8,093	53,922
Qantas Airways, Ltd. (Australia) (NON)	30,086	75,825
US Airways Group, Inc. (NON)	7,400	82,584
		347,104

Automotive (2.4%)
Fiat SpA (Italy)	9,422	156,278
General Motors Co. (NON)	1,355	46,341
		202,619

Commercial and consumer services (1.5%)
Experian Group, Ltd. (Ireland)	7,065	80,802
Sthree PLC (United Kingdom)	10,238	45,752
		126,554

Communications equipment (2.1%)
Harris Corp.	4,100	181,384
		181,384

Conglomerates (19.2%)
General Electric Co.	46,199	731,330
Mitsubishi Corp. (Japan)	2,500	63,261
Mitsui & Co., Ltd. (Japan)	8,200	128,167
Siemens AG (Germany)	3,885	426,001
Textron, Inc.	1,600	35,776
Tyco International, Ltd.	7,400	280,386
		1,664,921

Construction (0.7%)
China National Materials Co., Ltd. (China)	67,000	64,655
		64,655

Consumer services (0.6%)
Avis Budget Group, Inc. (NON)	3,800	50,502
		50,502

Electrical equipment (7.8%)
Daikin Industries, Ltd. (Japan)	1,200	43,123
Emerson Electric Co.	1,400	77,098
Mitsubishi Electric Corp. (Japan)	19,000	188,358
Prysmian SpA (Italy)	2,995	47,728
Rexel SA (France) (NON)	3,509	66,510
Schneider Electric SA (France)	1,538	216,385
WESCO International, Inc. (NON)	900	42,948
		682,150

Electronics (1.3%)
Hollysys Automation Technologies, Ltd. (China) (NON)	2,000	27,220
Sensata Technologies Holding NV (Netherlands) (NON)	3,170	88,126
		115,346

Energy (other) (0.9%)
China WindPower Group, Ltd. (China) (NON)	280,000	28,509
First Solar, Inc. (NON)	400	49,140
		77,649

Engineering and construction (2.4%)
Daelim Industrial Co., Ltd. (South Korea)	775	72,413
Fluor Corp.	1,500	86,745
Shaw Group, Inc. (NON)	1,500	48,075
		207,233

Industrial (1.5%)

China Ming Yang Wind Power Group, Ltd. ADS (China)
(NON)		12,194	132,549
			132,549

Machinery (8.0%)
Alstom SA (France)		1,146	47,312
Babcock & Wilcox Co. (NON)		1,350	32,792
Cummins, Inc.		800	77,696
Hitachi Construction Machinery Co., Ltd. (Japan)		3,000	68,451
Lonking Holdings, Ltd. (China)		136,000	88,994
Parker Hannifin Corp.		3,050	244,702
Sumitomo Heavy Industries, Ltd. (Japan)		22,000	135,231
			695,178

Manufacturing (13.3%)
Cooper Industries PLC Class A		4,400	239,800
Dover Corp.		900	49,329
Eaton Corp.		900	86,760
Flowserve Corp.		400	42,184
Illinois Tool Works, Inc.		5,900	281,017
Ingersoll-Rand PLC		9,000	369,000
Smiths Group PLC (United Kingdom)		4,890	86,650
Xinjiang Goldwind Science & Technology Co., Ltd.
(China) (NON)		1,400	3,317
			1,158,057

Metals (0.7%)
Vallourec SA (France)		594	56,541
			56,541

Railroads (3.6%)
Canadian National Railway Co. (Canada)		1,236	79,026
CSX Corp.		2,800	170,268
Kansas City Southern (NON)		1,400	66,276
			315,570

Shipping (0.7%)
D/S Norden (Denmark)		868	27,424
FedEx Corp.		400	36,448
			63,872

Software (0.4%)
Mantech International Corp. Class A (NON)		900	35,928
			35,928

Technology services (0.6%)
Iron Mountain, Inc.		1,400	31,094
SAIC, Inc. (NON)		1,500	22,980
			54,074

Transportation services (2.3%)
Deutsche Post AG (Germany)		7,914	127,096
TNT NV (Netherlands)		3,082	73,712
			200,808

Trucks and parts (1.4%)
Aisin Seiki Co., Ltd. (Japan)		3,700	120,040
			120,040

Total common stocks (cost $7,203,855)			$8,162,266

PURCHASED OPTIONS OUTSTANDING (--%)(a)
	Expiration date/	Contract
	strike price	amount	Value

General Electric Co. (Call)	Dec-10/$18.00	51,432	$1,118

Total purchased options outstanding (cost $16,923)			$1,118

SHORT-TERM INVESTMENTS (6.3%)(a)
		Shares	Value

Putnam Money Market Liquidity Fund 0.19% (e)		544,173	$544,173

Total short-term investments (cost $544,173)			$544,173

TOTAL INVESTMENTS

Total investments (cost $7,764,951) (b)			$8,707,557

FORWARD CURRENCY CONTRACTS at 11/30/10 (aggregate face value $3,859,255) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.
	Australian Dollar	Sell	12/15/10	$5,561	$5,701	$140
	British Pound	Sell	12/15/10	17,282	17,768	486
	Canadian Dollar	Buy	12/15/10	2,827	2,855	(28)
	Euro	Sell	12/15/10	61,269	65,312	4,043
	Norwegian Krone	Buy	12/15/10	5,770	6,111	(341)
	Swedish Krona	Buy	12/15/10	152,919	159,937	(7,018)
	Swiss Franc	Buy	12/15/10	36,390	37,251	(861)

Barclays Bank PLC
	British Pound	Buy	12/15/10	1,401	1,441	(40)
	Canadian Dollar	Buy	12/15/10	18,714	18,916	(202)
	Hong Kong Dollar	Buy	12/15/10	109,954	110,155	(201)
	Japanese Yen	Buy	12/15/10	213,125	220,897	(7,772)
	Swedish Krona	Buy	12/15/10	10,366	10,949	(583)

Citibank, N.A.
	British Pound	Sell	12/15/10	132,030	135,788	3,758
	Canadian Dollar	Sell	12/15/10	18,519	18,716	197
	Danish Krone	Buy	12/15/10	54,183	58,219	(4,036)
	Euro	Buy	12/15/10	1,821	1,942	(121)
	Hong Kong Dollar	Sell	12/15/10	87,917	88,066	149
	Singapore Dollar	Sell	12/15/10	37,361	38,187	826
	Swedish Krona	Buy	12/15/10	6,365	6,724	(359)
	Swiss Franc	Buy	12/15/10	75,273	77,506	(2,233)

Credit Suisse AG
	British Pound	Buy	12/15/10	71,620	73,635	(2,015)
	Canadian Dollar	Buy	12/15/10	81,776	82,641	(865)
	Euro	Buy	12/15/10	34,862	37,176	(2,314)
	Japanese Yen	Buy	12/15/10	60,521	62,721	(2,200)
	Norwegian Krone	Buy	12/15/10	12,217	12,961	(744)
	Swedish Krona	Buy	12/15/10	16,703	17,671	(968)

Deutsche Bank AG
	Euro	Buy	12/15/10	17,951	19,135	(1,184)
	Swedish Krona	Buy	12/15/10	97,385	102,871	(5,486)
	Swiss Franc	Buy	12/15/10	40,677	41,747	(1,070)

Goldman Sachs International
	Australian Dollar	Buy	12/15/10	41,131	42,223	(1,092)
	British Pound	Buy	12/15/10	22,732	23,377	(645)
	Canadian Dollar	Sell	12/15/10	34,991	35,373	382
	Euro	Buy	12/15/10	28,878	30,785	(1,907)
	Japanese Yen	Buy	12/15/10	295,424	303,957	(8,533)
	Norwegian Krone	Buy	12/15/10	18,793	19,917	(1,124)
	Swedish Krona	Buy	12/15/10	10,324	10,906	(582)

HSBC Bank USA, National Association
	Australian Dollar	Buy	12/15/10	23,777	24,974	(1,197)
	British Pound	Sell	12/15/10	8,408	8,647	239
	Euro	Sell	12/15/10	37,854	40,363	2,509
	Hong Kong Dollar	Sell	12/15/10	23,531	23,570	39
	Norwegian Krone	Sell	12/15/10	13,410	14,208	798
	Singapore Dollar	Buy	12/15/10	13,186	13,488	(302)

JPMorgan Chase Bank, N.A.
	British Pound	Sell	12/15/10	14,168	14,576	408
	Canadian Dollar	Sell	12/15/10	22,905	23,139	234
	Euro	Sell	12/15/10	289,955	312,996	23,041
	Hong Kong Dollar	Sell	12/15/10	55,473	55,570	97
	Japanese Yen	Buy	12/15/10	126,605	131,248	(4,643)
	Norwegian Krone	Sell	12/15/10	15,698	16,650	952
	Singapore Dollar	Buy	12/15/10	168,921	172,570	(3,649)
	Swiss Franc	Buy	12/15/10	66,699	68,392	(1,693)

Royal Bank of Scotland PLC (The)
	British Pound	Buy	12/15/10	2,803	2,884	(81)
	Canadian Dollar	Buy	12/15/10	25,537	25,796	(259)
	Euro	Buy	12/15/10	77,009	81,544	(4,535)
	Japanese Yen	Buy	12/15/10	20,313	21,053	(740)
	Swiss Franc	Buy	12/15/10	52,143	53,520	(1,377)

State Street Bank and Trust Co.
	Australian Dollar	Sell	12/15/10	43,240	44,371	1,131
	Canadian Dollar	Buy	12/15/10	44,251	44,707	(456)
	Euro	Buy	12/15/10	19,773	21,078	(1,305)
	Swedish Krona	Buy	12/15/10	39,401	41,610	(2,209)

UBS AG
	Australian Dollar	Buy	12/15/10	26,270	26,965	(695)
	British Pound	Buy	12/15/10	90,926	93,543	(2,617)
	Canadian Dollar	Buy	12/15/10	24,464	24,732	(268)
	Euro	Sell	12/15/10	100,944	107,620	6,676
	Japanese Yen	Buy	12/15/10	64,223	66,545	(2,322)
	Norwegian Krone	Buy	12/15/10	12,346	13,084	(738)

Westpac Banking Corp.
	British Pound	Buy	12/15/10	83,920	86,293	(2,373)
	Euro	Buy	12/15/10	142,831	152,241	(9,410)
	Japanese Yen	Buy	12/15/10	31,682	31,741	(59)

Total						$(49,347)

Key to holding's abbreviations

ADR	American Depository Receipts
ADS	American Depository Shares

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2010 through November 30, 2010 (the reporting period).

(a) Percentages indicated are based on net assets of $8,694,822.

(b) The aggregate identified cost on a tax basis is $7,810,962, resulting in gross unrealized appreciation and depreciation of $1,065,829 and $169,234, respectively, or net unrealized appreciation of $896,595.

(NON) Non-income-producing security.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $79 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $1,524,436 and $1,024,757, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

At the close of the reporting period, the fund maintained liquid assets totaling $65,754 to cover certain derivatives contracts.

ADR or ADS after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of risk at the close of the reporting period (as a percentage of Portfolio Value):

United States	61.9%
Germany	9.0
Japan	8.6
France	4.4
China	4.0
Italy	2.3
United Kingdom	2.1
Brazil	2.0
Netherlands	1.9
Ireland	0.9
Canada	0.9
Australia	0.9
South Korea	0.8
Denmark	0.3

Total	100.0%

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets and are classified as Level 1 securities. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price and is generally categorized as a Level 2 security. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Options contracts: The fund uses options contracts to hedge against changes in values of securities it owns, owned or expects to own.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

The fund had an average contract amount of approximately 38,574 on purchased options contracts for the reporting period.

Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to manage foreign exchange risk. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

Outstanding contracts on forward currency contracts at the close of the reporting period are indicative of the volume of activity during the period.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At the close of the reporting period, the fund had a net liability position of $65,094 on derivative contracts subject to the Master Agreements. There was no collateral posted by the fund.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

			Valuation inputs
Investments in securities:		Level 1	Level 2	Level 3

Common stocks:

	Basic materials	$56,541	$64,655	$--

	Capital goods	3,884,812	719,927	--

	Conglomerates	1,473,493	191,428	--

	Consumer cyclicals	329,173	--	--

	Consumer staples	50,502	--	--

	Energy	49,140	28,509	--

	Technology	386,732	--	--

	Transportation	851,529	75,825	--

Total common stocks		7,081,922	1,080,344	--

Purchased options outstanding		--	1,118	--

Short-term investments		544,173	--	--

Totals by level		$7,626,095	$1,081,462	$--

		Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$--	$(49,347)	$--

Totals by level	$--	$(49,347)	$--

Market Values of Derivative Instruments as of the close of the reporting period

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Foreign exchange contracts	$46,105	$95,452

Equity contracts	1,118	--

Total	$47,223	$95,452

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: January 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: January 27, 2011

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: January 27, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
800 Boylston Street
Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: August 31, 2011

Date of reporting period: November 30, 2010

Item 1. Schedule of Investments:

Putnam Global Technology Fund
The fund's portfolio
11/30/10 (Unaudited)

COMMON STOCKS (97.2%)(a)
	Shares	Value

Broadcasting (0.1%)
TiVo, Inc. (NON)	810	$6,658
		6,658

Cable television (0.7%)
Time Warner Cable, Inc.	1,200	73,848
		73,848

Commercial and consumer services (2.2%)
Automatic Data Processing, Inc.	1,026	45,729
Mastercard, Inc. Class A	315	74,664
Visa, Inc. Class A	1,504	111,070
		231,463

Communications equipment (16.6%)
Alcatel-Lucent ADR (France) (NON)	9,285	25,441
Cisco Systems, Inc. (NON)	30,459	583,594
Corning, Inc.	4,500	79,470
Harris Corp.	455	20,129
Motorola, Inc. (NON)	3,979	30,479
Nokia Corp. ADR (Finland)	18,582	171,512
Qualcomm, Inc.	14,331	669,831
Telefonaktiebolaget LM Ericsson ADR (Sweden)	17,569	181,312
		1,761,768

Computers (27.1%)
Apple, Inc. (NON)	4,130	1,285,049
EMC Corp. (NON)	8,751	188,059
Fujitsu, Ltd. (Japan)	20,000	128,433
Hewlett-Packard Co.	11,110	465,842
Hitachi, Ltd. (Japan)	17,000	80,500
IBM Corp.	3,542	501,051
Juniper Networks, Inc. (NON)	995	33,850
Obic Co., Ltd. (Japan)	50	9,026
Quest Software, Inc. (NON)	450	11,385
Seagate Technology (NON)	2,048	27,464
STEC, Inc. (NON)	2,000	33,990
Teradata Corp. (NON)	695	28,558
Western Digital Corp. (NON)	1,000	33,500
Wistron Corp. (Taiwan)	553	1,114
Xerox Corp.	3,620	41,485
		2,869,306

Consumer goods (0.2%)
hhgregg, Inc. (NON)	800	20,056
		20,056

Electric utilities (0.1%)
EnerNOC, Inc. (NON)	545	13,369
		13,369

Electronics (10.6%)
Advanced Micro Devices, Inc. (NON)	2,700	19,683
Altera Corp.	785	27,546
Asustek Computer, Inc. (Taiwan)	3,000	25,917
Compal Electronics, Inc. (Taiwan)	217	268
Elster Group SE ADR (Germany) (NON)	1,300	20,579
Hoya Corp. (Japan)	1,900	44,852
HTC Corp. (Taiwan)	100	2,765
Hynix Semiconductor, Inc. (South Korea) (NON)	730	14,770
Intel Corp.	18,963	400,499
Kyocera Corp. (Japan)	600	61,276
LG Display Co., Ltd. ADR (South Korea)	2,600	44,304
Marvell Technology Group, Ltd. (NON)	2,338	45,100
Micron Technology, Inc. (NON)	3,800	27,588
NEC Corp. (Japan)	4,000	11,050
NVIDIA Corp. (NON)	2,563	34,857
Quanta Computer, Inc. (Taiwan)	12,000	23,459
SanDisk Corp. (NON)	2,576	114,890
Sumco Corp. (Japan) (NON)	800	12,686
Texas Instruments, Inc.	3,627	115,339
Toshiba Corp. (Japan) (NON)	11,000	57,352
Xilinx, Inc.	435	11,797
		1,116,577

Energy (other) (0.6%)
First Solar, Inc. (NON)	538	66,093
		66,093

Machinery (0.2%)
FLIR Systems, Inc. (NON)	800	21,444
		21,444

Office equipment and supplies (2.9%)
Canon, Inc. (Japan)	1,200	56,492
Canon, Inc. ADR (Japan)	4,449	209,370
Ricoh Co., Ltd. (Japan)	3,000	42,370
		308,232

Photography/Imaging (0.7%)
Fuji Photo Film Cos., Ltd. (Japan)	2,300	77,109
		77,109

Regional Bells (0.6%)
Verizon Communications, Inc.	1,820	58,258
		58,258

Semiconductor (1.6%)
Applied Materials, Inc.	4,105	51,025
FormFactor, Inc. (NON)	1,137	10,551
KLA-Tencor Corp.	688	25,229
Lam Research Corp. (NON)	326	14,778
Novellus Systems, Inc. (NON)	2,400	72,360
		173,943

Software (19.3%)
Activision Blizzard, Inc.	1,657	19,453
Adobe Systems, Inc. (NON)	1,100	30,503
Autonomy Corp. PLC (United Kingdom) (NON)	915	18,992
BMC Software, Inc. (NON)	1,800	79,920
CA, Inc.	2,700	61,803
Citrix Systems, Inc. (NON)	2,901	192,684
Electronic Arts, Inc. (NON)	3,979	59,327
Informatica Corp. (NON)	200	8,256
Microsoft Corp.	33,219	837,451
NTT Data Corp. (Japan)	18	58,398
Oracle Corp.	15,029	406,384
QLIK Technologies, Inc. (NON)	500	11,785
Red Hat, Inc. (NON)	915	39,803
SAP AG (Germany)	1,700	79,482
Symantec Corp. (NON)	6,573	110,426
VMware, Inc. Class A (NON)	321	26,168
		2,040,835

Staffing (0.7%)
SuccessFactors, Inc. (NON)	2,300	69,391
		69,391

Technology services (12.0%)
Accenture PLC Class A	3,148	136,371
AOL, Inc. (NON)	400	9,672
Cap Gemini SA (France)	490	20,710
eBay, Inc. (NON)	4,000	116,520
Google, Inc. Class A (NON)	1,352	751,320
Mail.ru Group, Ltd. 144A GDR (Russia)	353	14,473
SAIC, Inc. (NON)	730	11,184
Unisys Corp. (NON)	995	22,497
VeriSign, Inc. (NON)	780	26,762
Western Union Co. (The)	2,095	36,956
Yahoo Japan Corp. (Japan)	95	34,080
Yahoo!, Inc. (NON)	5,736	90,457
		1,271,002

Telecommunications (0.5%)
Sycamore Networks, Inc.	1,900	57,038
		57,038

Toys (0.5%)
Nintendo Co., Ltd. (Japan)	200	54,362
		54,362

Total common stocks (cost $8,647,577)		$10,290,752

SHORT-TERM INVESTMENTS (3.0%)(a)
	Shares	Value

Putnam Money Market Liquidity Fund 0.19% (e)	313,493	$313,493

Total short-term investments (cost $313,493)		$313,493

TOTAL INVESTMENTS

Total investments (cost $8,961,070)(b)		$10,604,245

FORWARD CURRENCY CONTRACTS at 11/30/10 (aggregate face value $1,909,294) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.
	British Pound	Sell	12/15/10	$37,678	$38,738	$1,060
	Canadian Dollar	Buy	12/15/10	20,956	21,168	(212)
	Euro	Buy	12/15/10	150,764	160,714	(9,950)
	Swedish Krona	Buy	12/15/10	43,175	43,850	(675)

Barclays Bank PLC
	Euro	Sell	12/15/10	49,562	52,846	3,284
	Japanese Yen	Buy	12/15/10	50,303	52,137	(1,834)
	Swedish Krona	Buy	12/15/10	812	857	(45)
	Swiss Franc	Sell	12/15/10	32,602	33,426	824

Citibank, N.A.
	British Pound	Buy	12/15/10	59,631	61,329	(1,698)
	Canadian Dollar	Sell	12/15/10	19,689	19,898	209
	Euro	Sell	12/15/10	7,935	8,460	525

Credit Suisse AG
	Euro	Sell	12/15/10	25,626	27,327	1,701
	Japanese Yen	Buy	12/15/10	184,239	190,935	(6,696)
	Swiss Franc	Buy	12/15/10	44,167	45,349	(1,182)

Deutsche Bank AG
	Canadian Dollar	Buy	12/15/10	22,808	23,042	(234)
	Euro	Sell	12/15/10	3,122	3,328	206

Goldman Sachs International
	Euro	Sell	12/15/10	40,326	42,988	2,662
	Japanese Yen	Sell	12/15/10	76,016	78,776	2,760
	Swedish Krona	Buy	12/15/10	26,870	28,386	(1,516)

HSBC Bank USA, National Association
	Euro	Buy	12/15/10	108,489	115,681	(7,192)
	Hong Kong Dollar	Buy	12/15/10	8,166	8,179	(13)

JPMorgan Chase Bank, N.A.
	British Pound	Buy	12/15/10	57,607	59,265	(1,658)
	Canadian Dollar	Sell	12/15/10	682	689	7
	Euro	Sell	12/15/10	25,626	27,317	1,691
	Japanese Yen	Buy	12/15/10	114,284	118,459	(4,175)
	Swedish Krona	Sell	12/15/10	38,803	41,003	2,200

Royal Bank of Scotland PLC (The)
	Canadian Dollar	Sell	12/15/10	1,267	1,281	14
	Euro	Buy	12/15/10	53,594	57,395	(3,801)
	Japanese Yen	Buy	12/15/10	20,339	21,080	(741)

State Street Bank and Trust Co.
	Canadian Dollar	Buy	12/15/10	39,962	40,374	(412)
	Euro	Sell	12/15/10	54,635	58,243	3,608
	Swedish Krona	Sell	12/15/10	92,614	97,807	5,193

UBS AG
	British Pound	Buy	12/15/10	17,438	17,983	(545)
	Canadian Dollar	Buy	12/15/10	61,405	62,076	(671)
	Euro	Buy	12/15/10	127,612	136,050	(8,438)

Westpac Banking Corp.
	British Pound	Sell	12/15/10	49,200	50,591	1,391
	Euro	Sell	12/15/10	21,854	23,294	1,440
	Japanese Yen	Sell	12/15/10	37,604	38,973	1,369

Total						$(21,544)

Key to holding's abbreviations

ADR	American Depository Receipts
GDR	Global Depository Receipts

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2010 through November 30, 2010 (the reporting period).

(a) Percentages indicated are based on net assets of $10,587,646.

(b) The aggregate identified cost on a tax basis is $9,022,989, resulting in gross unrealized appreciation and depreciation of $1,771,334 and $190,078, respectively, or net unrealized appreciation of $1,581,256.

(NON) Non-income-producing security.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $86 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $1,858,872 and $1,545,379, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

At the close of the reporting period, the fund maintained liquid assets totaling $40,580 to cover certain derivatives contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR or GDR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of risk at the close of the reporting period (as a percentage of Portfolio Value):

United States	85.1%
Japan	8.8
Sweden	1.7
Finland	1.6
Germany	0.9
South Korea	0.6
Taiwan	0.5
Other	0.8

Total	100.0%

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets and are classified as Level 1 securities. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price and is generally categorized as a Level 2 security. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Outstanding contracts on forward currency contracts at the close of the reporting period are indicative of the volume of activity during the period.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At the close of the reporting period, the fund had a net liability position of $40,268 on derivative contracts subject to the Master Agreements. There was no collateral posted by the fund.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks:

Capital goods	$230,814	$98,862	$--

Communication services	189,144	--	--

Consumer cyclicals	238,121	54,362	--

Consumer staples	89,447	--	--

Energy	66,093	--	--

Technology	8,667,485	643,055	--

Utilities and power	13,369	--	--

Total common stocks	9,494,473	796,279	--

Short-term investments	313,493	--	--

Totals by level	$9,807,966	$796,279	$--

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$--	$(21,544)	$--

Totals by level	$--	$(21,544)	$--

Market Values of Derivative Instruments as of the close of the reporting period

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Foreign exchange contracts	$30,144	$51,688

Total	$30,144	$51,688

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: January 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: January 27, 2011

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: January 27, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109
Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
800 Boylston Street
Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: August 31, 2011

Date of reporting period: November 30, 2010

Item 1. Schedule of Investments:

Putnam Global Telecommunications Fund

The fund's portfolio
11/30/10 (Unaudited)

COMMON STOCKS (96.9%)(a)
	Shares	Value

Cable television (21.3%)
Comcast Corp. Class A	9,283	$185,660
DIRECTV Class A (NON)	4,300	178,579
Kabel Deutschland Holding AG (Germany) (NON)	4,862	226,940
Telenet Group Holding NV (Belgium) (NON)	5,339	193,814
Time Warner Cable, Inc.	3,200	196,928
Virgin Media, Inc.	7,800	198,744
		1,180,665

Communications equipment (2.3%)
Qualcomm, Inc.	2,700	126,198
		126,198

Regional Bells (26.1%)
AT&T, Inc.	29,466	818,860
Frontier Communications Corp.	1,684	15,324
Verizon Communications, Inc.	19,018	608,766
		1,442,950

Technology (2.9%)
Softbank Corp. (Japan)	4,700	162,991
		162,991

Technology services (2.3%)
Zon Multimedia Servicos de Telecomunicacoes e
Multimedia SGPS SA (Portugal)	32,799	127,365
		127,365

Telecommunications (35.1%)
American Tower Corp. Class A (NON)	2,282	115,401
BT Group PLC (United Kingdom)	35,539	94,074
China Mobile, Ltd. (China)	3,500	34,898
Crown Castle International Corp. (NON)	1,100	45,694
Hutchison Telecommunications Hong Kong Holdings, Ltd.
(Hong Kong)	260,000	78,281
Koninklijke (Royal) KPN NV (Netherlands)	15,983	228,403
M1, Ltd. (Singapore)	51,000	85,452
Mobile Telesystems ADR (Russia)	6,100	127,917
PT Telekomunikasi Indonesia Tbk (Indonesia)	76,500	67,857
Sprint Nextel Corp. (NON)	10,378	39,229
Telefonica SA (Spain)	8,498	181,192
Telstra Corp., Ltd. (Australia)	13,925	37,499
Vodafone Group PLC (United Kingdom)	322,326	806,794
		1,942,691

Telephone (6.9%)
Nippon Telegraph & Telephone (NTT) Corp. (Japan)	4,700	212,809
Swisscom AG (Switzerland)	418	170,410
		383,219

Total common stocks (cost $4,830,490)		$5,366,079

INVESTMENT COMPANIES (1.8%)(a)
	Shares	Value

iShares Dow Jones U. S. Transportation Average Index
Fund	1,758	$99,503

Total investment companies (cost $103,588)		$99,503

SHORT-TERM INVESTMENTS (3.9%)(a)
	Shares	Value

Putnam Money Market Liquidity Fund 0.19% (e)	218,629	$218,629

Total short-term investments (cost $218,629)		$218,629

TOTAL INVESTMENTS

Total investments (cost $5,152,707) (b)		$5,684,211

FORWARD CURRENCY CONTRACTS at 11/30/10 (aggregate face value $2,325,937) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America
	Australian Dollar	Sell	12/15/10	$384	$393	$9
	British Pound	Buy	12/15/10	6,695	6,687	8
	Euro	Buy	12/15/10	98,603	105,109	(6,506)
	Norwegian Krone	Buy	12/15/10	7,833	8,296	(463)
	Swedish Krona	Buy	12/15/10	10,295	10,863	(568)

Barclays Bank PLC
	Australian Dollar	Buy	12/15/10	42,857	44,004	(1,147)
	British Pound	Buy	12/15/10	36,900	37,954	(1,054)
	Canadian Dollar	Buy	12/15/10	12,768	12,906	(138)
	Euro	Buy	12/15/10	44,228	47,159	(2,931)
	Hong Kong Dollar	Buy	12/15/10	58,834	58,942	(108)
	Japanese Yen	Buy	12/15/10	10,372	10,750	(378)
	Singapore Dollar	Buy	12/15/10	13,110	13,397	(287)

Citibank, N.A.
	Australian Dollar	Sell	12/15/10	59,923	61,483	1,560
	British Pound	Buy	12/15/10	21,486	22,259	(773)
	Euro	Buy	12/15/10	90,538	96,530	(5,992)
	Hong Kong Dollar	Sell	12/15/10	127,200	127,416	216
	Singapore Dollar	Sell	12/15/10	3,183	3,253	70
	Swedish Krona	Buy	12/15/10	11,292	11,929	(637)
	Swiss Franc	Sell	12/15/10	47,656	48,872	1,216

Credit Suisse AG
	British Pound	Sell	12/15/10	76,602	78,758	2,156
	Euro	Buy	12/15/10	4,033	4,300	(267)
	Japanese Yen	Sell	12/15/10	85,192	88,288	3,096
	Norwegian Krone	Buy	12/15/10	28,625	30,368	(1,743)
	Swedish Krona	Buy	12/15/10	11,563	12,232	(669)

Deutsche Bank AG
	Australian Dollar	Buy	12/15/10	14,957	14,958	(1)
	Euro	Sell	12/15/10	8,716	9,290	574
	Swedish Krona	Buy	12/15/10	54,168	57,219	(3,051)

Goldman Sachs International
	Euro	Sell	12/15/10	13,008	13,867	859
	Japanese Yen	Buy	12/15/10	227,394	235,529	(8,135)
	Norwegian Krone	Buy	12/15/10	8,800	9,327	(527)
	Swedish Krona	Buy	12/15/10	10,181	10,756	(575)

HSBC Bank USA, National Association
	British Pound	Sell	12/15/10	13,701	14,091	390
	Hong Kong Dollar	Sell	12/15/10	26,378	26,421	43
	New Zealand Dollar	Buy	12/15/10	11,220	11,630	(410)
	Singapore Dollar	Buy	12/15/10	16,824	17,209	(385)

JPMorgan Chase Bank, N.A.
	Australian Dollar	Buy	12/15/10	13,423	13,774	(351)
	British Pound	Buy	12/15/10	4,359	4,463	(104)
	Canadian Dollar	Buy	12/15/10	4,191	4,234	(43)
	Euro	Buy	12/15/10	34,342	36,608	(2,266)
	Hong Kong Dollar	Sell	12/15/10	10,149	10,167	18
	Japanese Yen	Buy	12/15/10	24,186	25,077	(891)
	Swedish Krona	Buy	12/15/10	30,658	32,271	(1,613)
	Swiss Franc	Sell	12/15/10	60,717	62,258	1,541

Royal Bank of Scotland PLC (The)
	British Pound	Buy	12/15/10	12,767	13,139	(372)
	Euro	Buy	12/15/10	122,278	130,419	(8,141)
	Israeli Shekel	Buy	12/15/10	25,711	26,097	(386)
	Japanese Yen	Buy	12/15/10	14,441	14,967	(526)
	Swiss Franc	Buy	12/15/10	10,768	11,052	(284)

State Street Bank and Trust Co.
	Canadian Dollar	Buy	12/15/10	96,006	96,997	(991)
	Euro	Sell	12/15/10	82,733	88,196	5,463
	Israeli Shekel	Buy	12/15/10	10,029	10,226	(197)

UBS AG
	British Pound	Buy	12/15/10	37,056	38,110	(1,054)
	Canadian Dollar	Buy	12/15/10	11,209	11,331	(122)
	Euro	Buy	12/15/10	68,944	73,053	(4,109)
	Israeli Shekel	Buy	12/15/10	10,029	10,199	(170)
	Norwegian Krone	Buy	12/15/10	25,014	26,618	(1,604)
	Swiss Franc	Buy	12/15/10	14,257	14,629	(372)

Westpac Banking Corp.
	Australian Dollar	Buy	12/15/10	19,175	19,642	(467)
	British Pound	Buy	12/15/10	39,080	40,185	(1,105)
	Canadian Dollar	Buy	12/15/10	53,120	53,709	(589)
	Euro	Buy	12/15/10	52,818	56,304	(3,486)
	Japanese Yen	Sell	12/15/10	38,375	39,767	1,392

Total						$(47,377)

Key to holding's abbreviations

ADR	American Depository Receipts

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2010 through November 30, 2010 (the reporting period).

(a) Percentages indicated are based on net assets of $5,539,615.

(b) The aggregate identified cost on a tax basis is $5,156,558, resulting in gross unrealized appreciation and depreciation of $640,575 and $112,922, respectively, or net unrealized appreciation of $527,653.

(NON) Non-income-producing security.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $48 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $614,421 and $499,185, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

At the close of the reporting period, the fund maintained liquid assets totaling $54,113 to cover certain derivatives contracts.

ADR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of risk at the close of the reporting period (as a percentage of Portfolio Value):

United States	50.1%
United Kingdom	15.8
Japan	6.6
Netherlands	4.0
Germany	4.0
Belgium	3.4
Spain	3.2
Switzerland	3.0
Russia	2.3
Portugal	2.2
Singapore	1.5
Hong Kong	1.4
Indonesia	1.2
Australia	0.7
China	0.6

Total	100.0%

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets and are classified as Level 1 securities. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price and is generally categorized as a Level 2 security. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to manage foreign exchange risk. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Outstanding contracts on forward currency contracts at the close of the reporting period are indicative of the volume of activity during the period.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At the close of the reporting period, the fund had a net liability position of $54,225 on derivative contracts subject to the Master Agreements. There was no collateral posted by the fund.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks:

Communication services	$4,432,729	$516,796	$--

Technology	253,563	162,991	--

Total common stocks	4,686,292	679,787	--

Investment companies	99,503	--	--

Short-term investments	218,629	--	--

Totals by level	$5,004,424	$679,787	$--

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$--	$(47,377)	$--

Totals by level	$--	$(47,377)	$--

Market Values of Derivative Instruments as of the close of the reporting period

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Foreign exchange contracts	$18,611	$65,988

Total	$18,611	$65,988

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: January 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: January 27, 2011

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: January 27, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
800 Boylston Street
Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: February 28, 2011

Date of reporting period: November 30, 2010

Item 1. Schedule of Investments:

Putnam Income Strategies Fund

The fund's portfolio
11/30/10 (Unaudited)

COMMON STOCKS (28.0%)(a)
	Shares	Value

Basic materials (1.5%)
Albemarle Corp.	250	$13,523
Andersons, Inc. (The)	159	5,139
BASF SE (Germany)	93	6,957
BHP Billiton, Ltd. (Australia)	746	30,729
Boise, Inc. (NON)	295	2,168
Century Aluminum Co. (NON)	76	1,052
Clearwater Paper Corp. (NON)	32	2,576
Coeur d'Alene Mines Corp. (NON)	73	1,778
Contango Ore, Inc. (F)	3	1
Cytec Industries, Inc.	173	8,275
Ferro Corp. (NON)	390	5,565
Fletcher Building, Ltd. (New Zealand)	3,502	20,666
Freeport-McMoRan Copper & Gold, Inc. Class B	350	35,462
Hawkins, Inc.	38	1,654
Hecla Mining Co. (NON)	205	1,966
Horsehead Holding Corp. (NON)	316	3,675
Innophos Holdings, Inc.	85	2,895
International Flavors & Fragrances, Inc.	222	11,659
KapStone Paper and Packaging Corp. (NON)	255	3,754
Koppers Holdings, Inc.	161	4,605
Lubrizol Corp. (The)	147	15,370
MeadWestvaco Corp.	464	11,526
Minerals Technologies, Inc.	105	6,388
Molycorp, Inc. (NON)	60	1,741
Neenah Paper, Inc.	86	1,584
NewMarket Corp.	15	1,887
Nitto Denko Corp. (Japan)	400	16,623
OM Group, Inc. (NON)	171	6,430
PPG Industries, Inc.	271	21,127
Quaker Chemical Corp.	36	1,367
Rayonier, Inc. (R)	391	19,925
Reliance Steel & Aluminum Co.	49	2,178
Rio Tinto PLC (United Kingdom)	45	2,858
Rock-Tenn Co. Class A	69	3,732
Stepan, Co.	25	1,764
Tenaris SA (Italy)	99	2,089
Thompson Creek Metals Co., Inc. (Canada) (NON)	115	1,397
voestalpine AG (Austria)	428	17,408
W.R. Grace & Co. (NON)	338	11,313
Yara International ASA (Norway)	40	1,908
		312,714

Capital goods (1.6%)
ACCO Brands Corp. (NON)	224	1,572
Aisin Seiki Co., Ltd. (Japan)	300	9,733
Alamo Group, Inc.	116	2,971
Altra Holdings, Inc. (NON)	189	3,171
Applied Industrial Technologies, Inc.	153	4,572
ArvinMeritor, Inc. (NON)	329	5,873
AZZ, Inc.	47	1,752
Bekaert SA (Belgium)	177	16,857
Dover Corp.	457	25,048
DXP Enterprises, Inc. (NON)	91	1,958
EMCOR Group, Inc. (NON)	122	3,270
Emerson Electric Co.	591	32,546
EnPro Industries, Inc. (NON)	46	1,686
Franklin Electric Co., Inc.	64	2,490
Fuel Systems Solutions, Inc. (NON)	43	1,486
GrafTech International, Ltd. (NON)	93	1,823
Graham Packaging Co., Inc. (NON)	197	2,482
Harbin Electric, Inc. (China) (NON)	72	1,172
John Bean Technologies Corp.	132	2,435
L-3 Communications Holdings, Inc.	298	20,958
Lockheed Martin Corp.	334	22,725
LSB Industries, Inc. (NON)	87	2,006
Metso OYJ (Finland)	123	6,332
Mitsubishi Electric Corp. (Japan)	2,000	19,827
NACCO Industries, Inc. Class A	12	1,111
Nalco Holding Co.	396	11,650
Parker Hannifin Corp.	349	28,000
Polypore International, Inc. (NON)	50	1,589
Powell Industries, Inc. (NON)	47	1,653
Raytheon Co.	521	24,096
Regal-Beloit Corp.	222	13,542
Shaw Group, Inc. (NON)	437	14,006
Singapore Technologies Engineering, Ltd. (Singapore)	1,000	2,472
Smith (A.O.) Corp.	126	4,966
Societe BIC SA (France)	152	12,323
Standex International Corp.	51	1,525
Tetra Tech, Inc. (NON)	87	2,011
Timken Co.	50	2,178
TriMas Corp. (NON)	222	4,429
United Technologies Corp.	70	5,269
Valmont Industries, Inc.	52	4,205
		329,770

Communication services (1.0%)

ADTRAN, Inc.	158	4,920
American Tower Corp. Class A (NON)	544	27,510
Aruba Networks, Inc. (NON)	82	1,738
AT&T, Inc.	1,114	30,958
Atlantic Tele-Network, Inc.	34	1,166
DIRECTV Class A (NON)	651	27,036
Earthlink, Inc.	140	1,255
HSN, Inc. (NON)	71	2,013
IAC/InterActiveCorp. (NON)	701	19,740
InterDigital, Inc. (NON)	55	1,819
Iridium Communications, Inc. (NON)	381	3,559
j2 Global Communications, Inc. (NON)	71	1,901
Loral Space & Communications, Inc. (NON)	30	2,192
NeuStar, Inc. Class A (NON)	119	3,075
NII Holdings, Inc. (NON)	613	23,760
Telecom Corp. of New Zealand, Ltd. (New Zealand)	13,428	21,581
USA Mobility, Inc.	128	2,179
Verizon Communications, Inc.	756	24,200
Vonage Holdings Corp. (NON)	275	666
		201,268

Conglomerates (0.4%)
3M Co.	46	3,863
General Electric Co.	1,998	31,628
Honeywell International, Inc.	668	33,206
SPX Corp.	246	16,157
		84,854

Consumer cyclicals (3.2%)
Advance Auto Parts, Inc.	223	14,716
Aeropostale, Inc. (NON)	146	3,946
Alliance Data Systems Corp. (NON)	33	2,082
American Media Operations, Inc. 144A (F)	54	--
AnnTaylor Stores Corp. (NON)	182	4,898
Bally Technologies, Inc. (NON)	56	2,194
Best Buy Co., Inc.	579	24,735
Bridgestone Corp. (Japan)	200	3,688
Cash America International, Inc.	44	1,593
Childrens Place Retail Stores, Inc. (The) (NON)	32	1,661
Cinemark Holdings, Inc.	84	1,474
Coach, Inc.	497	28,100
Cooper Tire & Rubber	130	2,716
Deckers Outdoor Corp. (NON)	79	6,075
Deluxe Corp.	154	3,263
DG FastChannel, Inc. (NON)	54	1,362
Dress Barn, Inc. (NON)	91	2,248
DSW, Inc. Class A (NON)	142	5,552
Dun & Bradstreet Corp. (The)	223	16,801
EchoStar Corp. Class A (NON)	350	7,060
Emergency Medical Services Corp. Class A (NON)	26	1,288
Expedia, Inc.	520	13,692
EZCORP, Inc. Class A (NON)	199	5,007
Foot Locker, Inc.	663	12,511
GameStop Corp. Class A (NON) (S)	511	10,179
Genesco, Inc. (NON)	83	3,192
Great Lakes Dredge & Dock Corp.	348	2,673
Helen of Troy, Ltd. (Bermuda) (NON)	95	2,244
Interpublic Group of Companies, Inc. (The) (NON)	1,334	14,207
Jo-Ann Stores, Inc. (NON)	55	2,664
Jos. A. Bank Clothiers, Inc. (NON)	90	4,054
Kenneth Cole Productions, Inc. Class A (NON)	75	1,015
Kingfisher PLC (United Kingdom)	2,109	7,717
Kirkland's, Inc. (NON)	77	920
Knology, Inc. (NON)	105	1,616
La-Z-Boy, Inc. (NON)	262	1,973
Limited Brands, Inc.	581	19,562
Maidenform Brands, Inc. (NON)	107	2,936
Mediaset SpA (Italy)	997	5,528
Moody's Corp.	980	26,293
National CineMedia, Inc.	70	1,306
News Corp. Class A	1,908	26,025
Next PLC (United Kingdom)	212	6,635
Nortek, Inc. (NON)	184	7,544
Nu Skin Enterprises, Inc. Class A	58	1,833
OfficeMax, Inc. (NON)	271	4,631
Omnicom Group, Inc.	523	23,765
Perry Ellis International, Inc. (NON)	75	2,041
Peugeot SA (France) (NON)	233	8,705
Phillips-Van Heusen Corp.	34	2,307
R. R. Donnelley & Sons Co.	955	15,051
RadioShack Corp.	55	1,015
Regis Corp.	77	1,372
Ross Stores, Inc.	269	17,453
Scholastic Corp.	84	2,360
Sears Holdings Corp. (NON)	149	9,760
Select Comfort Corp. (NON)	310	2,725
Sinclair Broadcast Group, Inc. Class A (NON)	213	1,651
Sonic Automotive, Inc. (NON)	566	7,007
Sony Corp. (Japan)	300	10,652
Sotheby's Holdings, Inc. Class A	35	1,404
Stage Stores, Inc.	136	2,058
Standard Pacific Corp. (NON)	312	1,111
Steven Madden, Ltd. (NON)	124	5,611
Suzuki Motor Corp. (Japan)	200	4,841
Swire Pacific, Ltd. (Hong Kong)	1,000	15,364
Talbots, Inc. (The) (NON)	349	4,014
Tempur-Pedic International, Inc. (NON)	39	1,369

Time Warner, Inc.	828	24,418
TJX Cos., Inc. (The)	492	22,440
TNS, Inc. (NON)	148	2,845
Toro Co. (The)	41	2,387
Tractor Supply Co.	45	1,911
Trump Entertainment Resorts, Inc. (F)	6	96
UniFirst Corp.	35	1,794
Valeo SA (France) (NON)	32	1,607
ValueClick, Inc. (NON)	161	2,502
Vertis Holdings, Inc. (F)(NON)	179	--
VF Corp.	190	15,747
Volkswagen AG (Preference) (Germany)	86	13,850
Volkswagen AG (Germany)	70	9,480
Wal-Mart Stores, Inc.	940	50,845
Walt Disney Co. (The)	159	5,805
Warnaco Group, Inc. (The) (NON)	80	4,308
Wheelock and Co., Ltd. (Hong Kong)	1,000	3,582
Whirlpool Corp.	175	12,775
Williams-Sonoma, Inc.	352	11,711
World Fuel Services Corp.	53	1,595
		652,743

Consumer staples (2.3%)
AFC Enterprises (NON)	446	5,923
Alliance One International, Inc. (NON)	457	1,773
Avis Budget Group, Inc. (NON)	599	7,961
Career Education Corp. (NON)	152	2,704
CEC Entertainment, Inc. (NON)	52	1,951
Coca-Cola Co. (The)	345	21,794
Core-Mark Holding Co., Inc. (NON)	51	1,846
Costco Wholesale Corp.	484	32,723
DineEquity, Inc. (NON)	48	2,564
Domino's Pizza, Inc. (NON)	538	7,946
Dr. Pepper Snapple Group, Inc.	628	23,004
Estee Lauder Cos., Inc. (The) Class A	360	26,971
Genuine Parts Co.	340	16,368
Heineken NV (Netherlands)	152	7,057
Herbalife, Ltd.	31	2,128
Hershey Co. (The)	460	21,528
Inter Parfums, Inc.	92	1,680
ITT Educational Services, Inc. (NON)	50	2,925
Jeronimo Martins, SGPS, SA (Portugal)	1,248	17,696
Kao Corp. (Japan)	400	10,040
Kimberly-Clark Corp.	433	26,798
Lincoln Educational Services Corp. (NON)	140	2,052
Lorillard, Inc.	310	24,670
McDonald's Corp.	125	9,788
Metro AG (Germany)	105	7,548
National Presto Industries, Inc.	14	1,625
Newell Rubbermaid, Inc.	375	6,289
Papa John's International, Inc. (NON)	130	3,329
PepsiCo, Inc.	242	15,640
Philip Morris International, Inc.	261	14,848
Prestige Brands Holdings, Inc. (NON)	284	3,343
Procter & Gamble Co. (The)	559	34,138
Reckitt Benckiser Group PLC (United Kingdom)	204	10,800
Revlon, Inc. Class A (NON)	106	1,052
Ruth's Hospitality Group, Inc. (NON)	214	1,057
Safeway, Inc.	1,109	25,496
Suedzucker AG (Germany)	147	3,150
SUPERVALU, Inc.	219	1,980
Tesco PLC (United Kingdom)	1,593	10,277
USANA Health Sciences, Inc. (NON)	24	1,011
W.W. Grainger, Inc.	185	23,112
WebMD Health Corp. (NON)	21	1,078
Wolseley PLC (United Kingdom) (NON)	369	9,860
Woolworths, Ltd. (Australia)	263	6,769
		462,292

Energy (2.5%)
Atwood Oceanics, Inc. (NON)	59	2,100
BP PLC (United Kingdom)	1,671	11,083
Cal Dive International, Inc. (NON)	211	1,129
Caltex Australia, Ltd. (Australia)	1,299	16,389
Cameron International Corp. (NON)	588	28,289
Chevron Corp.	370	29,959
Cimarex Energy Co.	318	25,612
Cloud Peak Energy, Inc. (NON)	66	1,384
Complete Production Services, Inc. (NON)	135	3,841
ConocoPhillips	177	10,650
Contango Oil & Gas Co. (NON)	39	2,175
Exxon Mobil Corp.	1,134	78,881
Green Plains Renewable Energy, Inc. (NON)	177	1,943
GT Solar International, Inc. (NON)	116	776
Halliburton Co.	917	34,699
Helix Energy Solutions Group, Inc. (NON)	305	4,279
James River Coal Co. (NON)	203	4,040
JX Holdings, Inc. (Japan) (NON)	3,700	22,920
Murphy Oil Corp.	400	27,008
Occidental Petroleum Corp.	55	4,849
Oceaneering International, Inc. (NON)	326	22,527
Oil States International, Inc. (NON)	39	2,314
Patterson-UTI Energy, Inc.	1,087	21,457
Peabody Energy Corp.	520	30,581
Petrofac, Ltd. (United Kingdom)	296	6,411
Petroleum Development Corp. (NON)	178	6,340
Petroquest Energy, Inc. (NON)	99	686

Rosetta Resources, Inc. (NON)	129	4,621
Royal Dutch Shell PLC Class A (United Kingdom)	269	8,109
Schlumberger, Ltd.	105	8,121
Stallion Oilfield Holdings, Ltd.	63	1,465
Stone Energy Corp. (NON)	234	4,834
Sunoco, Inc.	562	22,559
Swift Energy Co. (NON)	81	2,956
TETRA Technologies, Inc. (NON)	146	1,606
Tidewater, Inc.	68	3,338
Unit Corp. (NON)	48	1,919
Vaalco Energy, Inc. (NON)	255	1,884
Valero Energy Corp.	1,331	25,928
W&T Offshore, Inc.	136	2,278
Walter Energy, Inc.	186	19,091
		511,031

Financials (7.8%)
Acadia Realty Trust (R)	541	9,879
AerCap Holdings NV (Netherlands) (NON)	690	8,963
Affiliated Managers Group (NON)	306	26,747
Ageas (Belgium)	1,282	2,935
Agree Realty Corp. (R)	89	2,488
Alexander's, Inc.	31	11,950
Alexandria Real Estate Equities, Inc. (R)	180	12,015
Allied World Assurance Company Holdings, Ltd. (Bermuda)	338	19,854
AMB Property Corp. (R)	491	14,327
American Capital Agency Corp. (R)	66	1,935
American Equity Investment Life Holding Co.	498	5,468
American Express Co.	738	31,896
American Financial Group, Inc.	486	14,954
American Safety Insurance Holdings, Ltd. (NON)	142	2,802
Annaly Capital Management, Inc. (R)	1,169	21,264
Anworth Mortgage Asset Corp. (R)	227	1,575
Arch Capital Group, Ltd. (NON)	183	16,525
Ashford Hospitality Trust, Inc. (NON)(R)	391	3,675
Aspen Insurance Holdings, Ltd.	84	2,428
Assurant, Inc.	405	14,284
Assured Guaranty, Ltd. (Bermuda)	201	3,419
AvalonBay Communities, Inc. (R)	280	30,892
Banca Intesa SpA RSP (Italy)	6,593	14,143
Banco Bilbao Vizcaya Argentaria SA (BBVA) (Spain)	382	3,517
Banco Latinoamericano de Exportaciones SA Class E
(Panama)	290	4,710
Bank of America Corp.	1,511	16,545
Bank of the Ozarks, Inc.	98	3,713
Barclays PLC (United Kingdom)	1,717	6,848
Berkshire Hathaway, Inc. Class B (NON)	264	21,036
BioMed Realty Trust, Inc. (R)	547	9,644
Boston Properties, Inc. (R)	469	39,302
Brandywine Realty Trust (R)	818	9,047
BRE Properties (R)	314	13,524
Broadridge Financial Solutions, Inc.	775	15,957
Camden Property Trust (R)	227	11,593
Cardtronics, Inc. (NON)	106	1,791
CBL & Associates Properties, Inc. (R) (S)	1,241	20,477
Citigroup, Inc. (NON)	2,093	8,791
CNA Surety Corp. (NON)	69	1,622
CNO Financial Group, Inc. (NON)	291	1,702
Colonial Properties Trust (Canada) (R)	605	10,890
Commerzbank AG (Germany) (NON)	134	978
CommonWealth REIT (R)	521	13,041
Danske Bank A/S (Denmark) (NON)	143	3,554
Delek Group, Ltd. (Israel)	44	11,505
Developers Diversified Realty Corp. (R)	849	10,893
DiamondRock Hospitality Co. (R)	945	9,951
Digital Realty Trust, Inc. (R)	161	8,456
Dollar Financial Corp. (NON)	131	3,430
Douglas Emmett, Inc. (R)	617	10,304
Duke Realty Investments, Inc. (R)	788	8,770
DuPont Fabros Technology, Inc. (R)	429	9,691
E*Trade Financial Corp. (NON)	227	3,348
Endurance Specialty Holdings, Ltd. (Bermuda)	316	13,939
Entertainment Properties Trust (R)	232	10,742
Equity Lifestyle Properties, Inc. (R)	189	10,183
Equity Residential Trust (R)	1,001	50,030
Essex Property Trust, Inc. (R)	94	10,419
Evercore Partners, Inc. Class A	46	1,388
Extra Space Storage, Inc. (R)	682	10,926
Federal Realty Investment Trust (R)	215	16,639
Financial Institutions, Inc.	113	2,062
First Bancorp	81	1,174
First Financial Bancorp	125	2,065
First Industrial Realty Trust (NON)(R)	153	1,164
Flagstone Reinsurance Holdings SA (Luxembourg)	205	2,347
Flushing Financial Corp.	191	2,559
Glimcher Realty Trust (R)	329	2,691
Goldman Sachs Group, Inc. (The)	50	7,807
Hang Lung Group, Ltd. (Hong Kong)	1,000	6,421
HCP, Inc. (R)	997	32,831
Health Care REIT, Inc. (R)	291	13,467
Hersha Hospitality Trust (R)	1,652	10,127
Highwoods Properties, Inc. (R)	344	10,495
Home Properties of NY, Inc. (R)	199	10,664
Hospitality Properties Trust (R)	663	14,666
Host Marriott Corp. (R) (S)	1,761	29,021
Hudson City Bancorp, Inc.	1,624	18,432
International Bancshares Corp.	143	2,460
Intesa Sanpaolo SpA (Italy)	4,989	13,013

Invesco Mortgage Capital, Inc. (R)	88	1,987
JPMorgan Chase & Co.	630	23,549
Kimco Realty Corp. (R)	1,376	22,924
Kinnevik Investment AB Class B (Sweden)	1,052	20,786
Kite Realty Group Trust (R)	2,331	11,702
KKR & Co. LP	410	5,158
Lexington Realty Trust (R)	288	2,261
Liberty Property Trust (R)	1,201	37,639
Lloyds Banking Group PLC (United Kingdom) (NON)	15,503	14,583
LTC Properties, Inc. (R)	120	3,239
Macerich Co. (The) (R)	456	21,131
Mack-Cali Realty Corp. (R)	371	11,779
Maiden Holdings, Ltd. (Bermuda)	190	1,431
Medical Properties Trust, Inc. (R)	1,138	11,926
Merchants Bancshares, Inc.	51	1,389
Mid-America Apartment Communities, Inc. (R)	238	14,606
Nasdaq OMX Group, Inc. (The) (NON)	1,023	21,954
National Health Investors, Inc. (R)	357	15,708
Nationwide Health Properties, Inc. (R)	412	14,853
Nelnet, Inc. Class A	233	4,975
Omega Healthcare Investors, Inc. (R)	90	1,900
Park National Corp.	17	1,149
Piedmont Office Realty Trust, Inc. Class A (R)	524	10,422
Platinum Underwriters Holdings, Ltd. (Bermuda)	49	2,118
PNC Financial Services Group, Inc.	468	25,202
ProLogis (R)	1,597	20,777
Protective Life Corp.	88	2,070
PS Business Parks, Inc. (R)	59	3,057
Public Storage (R)	446	43,084
Realty Income Corp. (R)	306	10,419
Regency Centers Corp. (R)	238	9,691
RenaissanceRe Holdings, Ltd.	253	15,251
Republic Bancorp, Inc. Class A	41	841
Sampo OYJ Class A (Finland)	186	4,554
Saul Centers, Inc. (R)	42	1,788
Senior Housing Properties Trust (R)	434	9,691
Simon Property Group, Inc. (R)	1,024	100,864
SL Green Realty Corp. (R)	342	22,367
SLM Corp. (NON)	1,896	21,899
Southside Bancshares, Inc.	96	2,008
Sovran Self Storage, Inc. (R)	286	10,305
UDR, Inc. (R)	555	12,377
Universal Health Realty Income Trust (R)	29	1,017
Universal Insurance Holdings, Inc.	254	1,237
Urstadt Biddle Properties, Inc. Class A (R)	90	1,656
Vornado Realty Trust (R)	561	45,766
Washington Real Estate Investment Trust (R)	319	9,787
Weingarten Realty Investors (R)	441	10,452
Wells Fargo & Co.	689	18,748
Wharf (Holdings), Ltd. (Hong Kong)	2,000	13,400
Wilshire Bancorp, Inc.	140	991
World Acceptance Corp. (NON)	56	2,467
		1,577,715

Health care (2.7%)
Abbott Laboratories	172	8,000
Aetna, Inc.	569	16,854
Akorn, Inc. (NON)	271	1,439
Allergan, Inc.	364	24,122
Alliance HealthCare Services, Inc. (NON)	212	795
Amedisys, Inc. (NON)	58	1,646
AmerisourceBergen Corp.	449	13,852
AmSurg Corp. (NON)	62	1,140
Amylin Pharmaceuticals, Inc. (NON)	62	795
AstraZeneca PLC (United Kingdom)	546	25,467
Auxilium Pharmaceuticals, Inc. (NON)	36	681
BioMarin Pharmaceuticals, Inc. (NON)	58	1,571
Bruker Corp. (NON)	121	1,866
Cardinal Health, Inc.	486	17,292
Cephalon, Inc. (NON)	310	19,682
Continucare Corp. (NON)	300	1,416
Cooper Companies, Inc. (The)	61	3,264
Cubist Pharmaceuticals, Inc. (NON)	58	1,259
Endo Pharmaceuticals Holdings, Inc. (NON)	162	5,834
Enzon Pharmaceuticals, Inc. (NON)	181	2,013
Forest Laboratories, Inc. (NON)	730	23,280
Fresenius SE (Germany)	66	5,668
Gentiva Health Services, Inc. (NON)	91	2,091
Gilead Sciences, Inc. (NON)	782	28,543
Health Management Associates, Inc. Class A (NON)	455	4,054
Health Net, Inc. (NON)	277	7,479
HealthSouth Corp. (NON)	137	2,466
HealthSpring, Inc. (NON)	121	3,246
Healthways, Inc. (NON)	109	1,052
Hi-Tech Pharmacal Co., Inc. (NON)	126	2,996
Human Genome Sciences, Inc. (NON)	26	638
Humana, Inc. (NON)	260	14,570
Impax Laboratories, Inc. (NON)	67	1,199
Ironwood Pharmaceuticals, Inc. (NON)	79	845
Johnson & Johnson	522	32,129
Kensey Nash Corp. (NON)	78	2,117
Kindred Healthcare, Inc. (NON)	101	1,630
Kinetic Concepts, Inc. (NON)	109	4,328
Laboratory Corp. of America Holdings (NON)	164	13,453
LHC Group, Inc. (NON)	40	1,058
Lincare Holdings, Inc.	139	3,579
Magellan Health Services, Inc. (NON)	71	3,458
Martek Biosciences Corp. (NON)	80	1,760

Medco Health Solutions, Inc. (NON)	438	26,858
Medicis Pharmaceutical Corp. Class A	158	4,163
Merck & Co., Inc.	1,039	35,814
Momenta Pharmaceuticals, Inc. (NON)	52	793
Obagi Medical Products, Inc. (NON)	149	1,627
OraSure Technologies, Inc. (NON)	306	1,607
Orion Oyj Class B (Finland)	237	4,819
Orthovita, Inc. (NON)	437	870
Par Pharmaceutical Cos., Inc. (NON)	229	8,228
Perrigo Co.	297	17,891
Pfizer, Inc.	1,391	22,659
Providence Service Corp. (The) (NON)	82	1,378
Questcor Pharmaceuticals, Inc. (NON)	189	2,691
Salix Pharmaceuticals, Ltd. (NON)	43	1,920
Sanofi-Aventis (France)	100	6,060
Sciclone Pharmaceuticals, Inc. (NON)	245	916
Sirona Dental Systems, Inc. (NON)	34	1,285
STAAR Surgical Co. (NON)	272	1,455
Steris Corp.	101	3,475
United Therapeutics Corp. (NON)	39	2,454
UnitedHealth Group, Inc.	767	28,011
Vanda Pharmaceuticals, Inc. (NON)	132	1,064
Ventas, Inc. (R)	528	27,071
Viropharma, Inc. (NON)	250	3,863
Waters Corp. (NON)	304	23,368
WellCare Health Plans, Inc. (NON)	63	1,773
West Pharmaceutical Services, Inc.	31	1,176
Young Innovations, Inc.	57	1,723
		545,639

Technology (4.0%)
Accenture PLC Class A	719	31,147
Acxiom Corp. (NON)	198	3,368
Amdocs, Ltd. (United Kingdom) (NON)	836	21,736
Amkor Technologies, Inc. (NON)	165	1,148
Analog Devices, Inc.	325	11,557
Anixter International, Inc.	88	4,917
Apple, Inc. (NON)	210	65,342
Applied Materials, Inc.	2,343	29,123
Black Box Corp.	80	2,866
Brocade Communications Systems, Inc. (NON)	432	2,151
CA, Inc.	500	11,445
Cavium Networks, Inc. (NON)	111	4,084
Checkpoint Systems, Inc. (NON)	197	3,534
Cisco Systems, Inc. (NON)	1,050	20,118
Convergys Corp. (NON)	191	2,462
CSG Systems International, Inc. (NON)	241	4,536
Cypress Semiconductor Corp. (NON)	1,188	18,616
DDi Corp.	105	1,101
Dell, Inc. (NON)	1,386	18,323
Elster Group SE ADR (Germany) (NON)	47	744
EnerSys (NON)	118	3,562
Entegris, Inc. (NON)	378	2,457
Entropic Communications, Inc. (NON)	211	1,886
Fair Isaac Corp.	78	1,821
Fairchild Semiconductor Intl., Inc. (NON)	394	5,536
FormFactor, Inc. (NON)	261	2,422
Fujitsu, Ltd. (Japan)	3,000	19,265
Global Payments, Inc.	416	17,289
Google, Inc. Class A (NON)	43	23,896
Harris Corp.	532	23,536
Hewlett-Packard Co.	1,200	50,316
Hitachi, Ltd. (Japan)	3,000	14,206
IBM Corp.	269	38,053
Informatica Corp. (NON)	93	3,839
Infospace, Inc. (NON)	289	2,231
Integrated Silicon Solutions, Inc. (NON)	225	1,798
Intel Corp.	927	19,578
Ixia (NON)	169	2,680
Lawson Software, Inc. (NON)	428	3,677
Lexmark International, Inc. Class A (NON)	88	3,189
LivePerson, Inc. (NON)	190	1,835
Magma Design Automation, Inc. (NON)	334	1,383
MedAssets, Inc. (NON)	102	1,892
Microsoft Corp.	1,692	42,655
MicroStrategy, Inc. (NON)	41	3,549
Monotype Imaging Holdings, Inc. (NON)	110	1,232
Netgear, Inc. (NON)	56	1,780
Nokia OYJ (Finland)	1,062	9,830
ON Semiconductor Corp. (NON)	2,925	23,853
Oracle Corp.	535	14,466
Plantronics, Inc.	106	3,792
Polycom, Inc. (NON)	174	6,439
Progress Software Corp. (NON)	47	1,813
QLogic Corp. (NON)	1,182	21,146
Qualcomm, Inc.	149	6,964
Quantum Corp. (NON)	1,128	4,095
Quest Software, Inc. (NON)	433	10,955
Riverbed Technolgoy, Inc. (NON)	38	1,289
SanDisk Corp. (NON)	469	20,917
Seagate Technology (NON)	1,407	18,868
Silicon Laboratories, Inc. (NON)	464	19,711
Skyworks Solutions, Inc. (NON)	95	2,418
SMART Modular Technologies (WWH), Inc. (NON)	465	2,604
Spectrum Control, Inc. (NON)	91	1,390
Synchronoss Technologies, Inc. (NON)	70	1,819
Tech Data Corp. (NON)	136	5,994
TeleCommunication Systems, Inc. Class A (NON)	409	1,906

Teradata Corp. (NON)	730	29,996
TIBCO Software, Inc. (NON)	498	9,781
TTM Technologies, Inc. (NON)	388	5,143
Unisys Corp. (NON)	237	5,359
VeriFone Systems, Inc. (NON)	69	2,398
VMware, Inc. Class A (NON)	282	22,989
Xyratex, Ltd. (United Kingdom) (NON)	340	5,195
		815,011

Transportation (0.3%)
Alaska Air Group, Inc. (NON)	69	3,795
CAI International, Inc. (NON)	253	5,174
ComfortDelgro Corp., Ltd. (Singapore)	4,000	4,598
HUB Group, Inc. Class A (NON)	108	3,524
Qantas Airways, Ltd. (Australia) (NON)	2,783	7,014
Republic Airways Holdings, Inc. (NON)	239	1,855
TAL International Group, Inc.	102	2,890
United Continental Holdings, Inc. (NON)	874	24,192
US Airways Group, Inc. (NON)	118	1,317
Wabtec Corp.	100	4,623
		58,982

Utilities and power (0.7%)
Alliant Energy Corp.	508	18,445
DPL, Inc.	634	16,059
Exelon Corp.	627	24,685
FirstEnergy Corp.	588	20,645
Public Power Corp. SA (Greece)	801	11,150
Red Electrica Corp. SA (Spain)	262	11,481
TECO Energy, Inc.	1,027	17,202
Westar Energy, Inc.	639	15,917
		135,584

Total common stocks (cost $4,711,134)		$5,687,603

CORPORATE BONDS AND NOTES (19.5%)(a)
	Principal amount	Value

Basic materials (1.1%)
ArcelorMittal sr. unsec. unsub. notes 7s, 2039 (France)	$10,000	$10,118
Dow Chemical Co. (The) sr. unsec. unsub. notes 8.55s,
2019	20,000	25,254
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes
8 3/8s, 2017	23,000	25,588
Georgia-Pacific, LLC sr. unsec. unsub. notes 8 1/8s,
2011	5,000	5,125
Georgia-Pacific, LLC 144A company guaranty sr. notes
5.4s, 2020	10,000	9,894
Hanson PLC company guaranty 6 1/8s, 2016 (United
Kingdom)	55,000	56,031
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance,
ULC company guaranty 9 3/4s, 2014	5,000	5,238
International Paper Co. sr. unsec. notes 9 3/8s, 2019	16,000	20,840
Jefferson Smurfit escrow bonds 8 1/4s, 2012	3,000	122
Momentive Performance Materials, Inc. company guaranty
sr. unsec. notes 9 3/4s, 2014	5,000	5,238
Mosaic Co. (The) 144A sr. unsec. unsub. notes 7 5/8s,
2016	5,000	5,404
Novelis, Inc. company guaranty sr. unsec. notes
7 1/4s, 2015	5,000	5,144
Old AII, Inc. company guaranty sr. unsec. notes 9s,
2014 (In default) (NON)(PIK)	15,000	32
Rio Tinto Finance USA, Ltd. company guaranty sr.
unsec. notes 5.2s, 2040 (Australia)	5,000	4,857
Sealed Air Corp. sr. notes 7 7/8s, 2017	10,000	10,973
Steel Dynamics, Inc. sr. unsec. unsub. notes 7 3/4s,
2016	5,000	5,263
Teck Resources Limited sr. notes 10 3/4s, 2019 (Canada)	8,000	10,400
Teck Resources Limited sr. notes 10 1/4s, 2016 (Canada)	9,000	11,133
Teck Resources Limited sr. notes 9 3/4s, 2014 (Canada)	1,000	1,235
		217,889

Capital goods (0.3%)
Alliant Techsystems, Inc. sr. sub. notes 6 3/4s, 2016	25,000	25,375
Legrand SA unsec. unsub. debs. 8 1/2s, 2025 (France)	5,000	6,046
Raytheon Co. sr. unsec. notes 4 7/8s, 2040	5,000	4,848
Ryerson, Inc. company guaranty sr. notes 12s, 2015	5,000	5,131
United Technologies Corp. sr. unsec. notes 6 1/8s, 2038	10,000	11,664
		53,064

Communication services (2.2%)
American Tower Corp. sr. unsec. notes 7 1/4s, 2019	5,000	5,838
AT&T, Inc. sr. unsec. unsub. bonds 5 1/2s, 2018	25,000	28,575
CCH II, LLC/CCH II Capital company guaranty sr. unsec.
notes 13 1/2s, 2016	43,854	51,583
Clearwire Communications, LLC/Clearwire Finance, Inc.
144A company guaranty sr. notes 12s, 2015	5,000	5,294
Comcast Cable Communications company guaranty sr.
unsub. notes 8 7/8s, 2017	10,000	12,677
Comcast Corp. company guaranty sr. unsec. unsub. notes
6.95s, 2037	15,000	17,094
Crown Castle Towers, LLC 144A company guaranty sr.
notes 4.883s, 2020	5,000	4,957

CSC Holdings LLC sr. unsec. unsub. notes 8 1/2s, 2014	5,000	5,481
Frontier Communications Corp. sr. unsec. notes 7 7/8s,
2015	5,000	5,450
Integra Telecom Holdings, Inc. 144A sr. notes 10 3/4s,
2016	5,000	5,200
Intelsat Jackson Holding Co. company guaranty sr.
unsec. notes 11 1/4s, 2016 (Bermuda)	20,000	21,300
Intelsat Luxembourg SA company guaranty sr. unsec.
notes 11 1/2s, 2017 (Luxembourg) (PIK)	5,000	5,300
Intelsat Luxembourg SA company guaranty sr. unsec.
notes 11 1/4s, 2017 (Luxembourg)	15,000	15,713
Level 3 Financing, Inc. company guaranty 9 1/4s, 2014	40,000	38,600
NII Capital Corp. company guaranty sr. unsec. unsub.
notes 10s, 2016	15,000	16,650
PAETEC Holding Corp. company guaranty sr. unsec.
unsub. notes 9 1/2s, 2015	5,000	5,063
Qwest Communications International, Inc. company
guaranty Ser. B, 7 1/2s, 2014	100,000	101,000
Rogers Communications, Inc. company guaranty notes
6.8s, 2018 (Canada)	5,000	6,113
SBA Tower Trust 144A company guaranty asset backed
notes 5.101s, 2017	10,000	10,646
Sprint Capital Corp. company guaranty 6 7/8s, 2028	40,000	34,000
Time Warner Cable, Inc. company guaranty sr. notes
7.3s, 2038	10,000	11,661
Time Warner Cable, Inc. company guaranty sr. unsec.
6 3/4s, 2018	5,000	5,947
Time Warner Cable, Inc. company guaranty sr. unsec.
unsub. notes 6 3/4s, 2039	5,000	5,528
Verizon Communications, Inc. sr. unsec. notes 7.35s,
2039	7,000	8,643
Verizon Communications, Inc. sr. unsec. unsub. notes
8 3/4s, 2018	13,000	17,554
Windstream Corp. company guaranty 8 5/8s, 2016	5,000	5,188
Windstream Corp. company guaranty 8 1/8s, 2013	5,000	5,463
		456,518

Consumer cyclicals (3.6%)
Affinion Group Holdings, Inc. 144A company guaranty
sr. notes 11 5/8s, 2015	5,000	4,975
Affinion Group, Inc. company guaranty 11 1/2s, 2015	5,000	5,038
AMC Entertainment, Inc. company guaranty 11s, 2016	5,000	5,300
American Media Operations, Inc. 144A sr. sub. notes
14s, 2013 (PIK)	3,363	2,119
American Media Operations, Inc. 144A sr. unsec. notes
9s, 2013 (PIK)	319	325
Aramark Corp. company guaranty 8 1/2s, 2015	5,000	5,175
Aramark Corp. company guaranty sr. unsec. notes FRN
3.787s, 2015	100,000	94,750
Bon-Ton Department Stores, Inc. (The) company guaranty
10 1/4s, 2014	5,000	5,025
CBS Corp. company guaranty sr. unsec. notes 7 7/8s,
2030	5,000	5,836
CBS Corp. company guaranty sr. unsec. notes 6 5/8s,
2011	7,000	7,166
Cenveo Corp. 144A company guaranty sr. unsec. notes
10 1/2s, 2016	10,000	10,275
Choice Hotels International, Inc. company guaranty sr.
unsec. unsub. notes 5.7s, 2020	5,000	5,020
Clear Channel Worldwide Holdings, Inc. company
guaranty sr. unsec. unsub. notes Ser. B, 9 1/4s, 2017	20,000	21,350
Compucom Systems, Inc. 144A sr. sub. notes 12 1/2s,
2015	5,000	5,375
Corrections Corporation of America company guaranty
sr. notes 7 3/4s, 2017	8,000	8,730
DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc.
company guaranty sr. unsec. notes 6.35s, 2040	10,000	10,403
Dish DBS Corp. sr. notes 6 3/8s, 2011	35,000	35,875
Expedia, Inc. company guaranty sr. unsec. notes
7.456s, 2018	45,000	51,300
Goodyear Tire & Rubber Co. (The) sr. unsec. notes
10 1/2s, 2016	5,000	5,475
Harrah's Operating Co., Inc. company guaranty sr.
notes 10s, 2018	52,000	43,940
Host Hotels & Resorts LP company guaranty sr. unsec.
unsub. notes Ser. Q, 6 3/4s, 2016 (R)	10,000	10,250
Isle of Capri Casinos, Inc. company guaranty 7s, 2014	6,000	5,693
Jarden Corp. company guaranty sr. unsec. sub. notes
7 1/2s, 2017	30,000	31,425
Lender Processing Services, Inc. company guaranty sr.
unsec. unsub. notes 8 1/8s, 2016	20,000	20,725
Levi Strauss & Co. sr. unsec. notes 8 7/8s, 2016	5,000	5,250
Liberty Media, LLC. debs. 8 1/4s, 2030	5,000	4,925
Macy's Retail Holdings, Inc. company guaranty sr.
unsec. notes 6 5/8s, 2011	5,000	5,063
Mashantucket Western Pequot Tribe 144A bonds 8 1/2s,
2015 (In default) (NON)	20,000	2,400
Meritage Homes Corp. company guaranty 6 1/4s, 2015	90,000	89,663
Michaels Stores, Inc. company guaranty 11 3/8s, 2016	5,000	5,406
NBC Universal, Inc. 144A notes 6.4s, 2040	5,000	5,381
Neiman-Marcus Group, Inc. company guaranty sr. unsec.
notes 9s, 2015	21,056	21,898
News America, Inc. company guaranty sr. unsec. notes
6.9s, 2019	25,000	30,954
Nielsen Finance LLC/Nielsen Finance Co. company
guaranty sr. unsec. sub. disc. notes stepped-coupon
zero % (12 1/2s, 8/1/11), 2016 (STP)	30,000	30,300
Nortek, Inc. company guaranty sr. notes 11s, 2013	5,022	5,286

Omnicom Group, Inc. sr. unsec. unsub. notes 4.45s, 2020	5,000	5,004
QVC Inc. 144A sr. notes 7 1/8s, 2017	5,000	5,250
Sears Holdings Corp. 144A sr. notes 6 5/8s, 2018	3,000	2,798
Staples, Inc. sr. unsec. notes 9 3/4s, 2014	5,000	6,135
Station Casinos, Inc. sr. sub. notes 6 7/8s, 2016
(In default) (NON)	15,000	6
Time Warner, Inc. company guaranty sr. unsec. bond
7.7s, 2032	10,000	12,222
Travelport LLC company guaranty 9 7/8s, 2014	35,000	34,650
Umbrella Acquisition, Inc. 144A company guaranty sr.
unsec. unsub. notes 9 3/4s, 2015 (PIK)	15,514	16,406
Penske Automotive Group, Inc. company guaranty sr.
unsec. sub. notes 7 3/4s, 2016	5,000	4,913
Vertis, Inc. company guaranty sr. notes 13 1/2s, 2014
(F)(PIK)	4,537	227
XM Satellite Radio, Inc. 144A company guaranty sr.
unsec. notes 13s, 2013	15,000	17,550
Yankee Acquisition Corp. company guaranty sr. notes
Ser. B, 8 1/2s, 2015	25,000	25,844
		739,076

Consumer staples (2.5%)
Altria Group, Inc. company guaranty sr. unsec. notes
9 1/4s, 2019	10,000	13,345
Anheuser-Busch InBev Worldwide, Inc. 144A company
guaranty sr. notes 8.2s, 2039	10,000	14,081
Anheuser-Busch InBev Worldwide, Inc. 144A company
guaranty sr. unsec. unsub. notes 7 3/4s, 2019	10,000	12,849
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc.
company guaranty sr. unsec. unsub. notes 7 5/8s, 2014	20,000	20,200
Chiquita Brands International, Inc. sr. notes 7 1/2s,
2014	5,000	4,950
Claire's Stores, Inc. 144A company guaranty sr. unsec.
notes 9 5/8s, 2015 (In default) (NON)(PIK)	12,743	12,106
Constellation Brands, Inc. company guaranty sr. unsec.
unsub. notes 7 1/4s, 2016	10,000	10,725
CVS Caremark Corp. jr. unsec. sub. bonds FRB 6.302s,
2037	10,000	9,488
Diageo Capital PLC company guaranty 5 3/4s, 2017
(United Kingdom)	20,000	23,335
Elizabeth Arden, Inc. company guaranty 7 3/4s, 2014	5,000	5,081
H.J. Heinz Co. sr. unsec. notes 5.35s, 2013	5,000	5,529
Hertz Corp. company guaranty 8 7/8s, 2014	110,000	111,788
Kraft Foods, Inc. sr. unsec. unsub. notes 6 1/2s, 2040	20,000	22,904
McDonald's Corp. sr. unsec. notes 5.7s, 2039	40,000	44,010
Pinnacle Foods Finance LLC/Pinnacle Foods Finance
Corp. sr. notes 9 1/4s, 2015	5,000	5,144
Rite Aid Corp. company guaranty sr. notes 7 1/2s, 2017	5,000	4,713
Rite Aid Corp. company guaranty sr. unsec. unsub.
notes 9 1/2s, 2017	20,000	16,600
SABMiller PLC 144A notes 6 1/2s, 2018 (United Kingdom)	15,000	17,911
Service Corporation International sr. unsec. unsub.
notes 6 3/4s, 2016	25,000	25,594
Stewart Enterprises, Inc. sr. notes 6 1/4s, 2013	5,000	4,963
SUPERVALU, Inc. sr. unsec. notes 7 1/2s, 2014	5,000	4,963
Tyson Foods, Inc. sr. unsec. unsub. notes 10 1/2s, 2014	10,000	11,850
Universal Corp. notes Ser. MTNC, 5.2s, 2013	100,000	103,408
		505,537

Energy (1.8%)
Anadarko Finance Co. company guaranty sr. unsec.
unsub. notes Ser. B, 7 1/2s, 2031	10,000	10,731
Chaparral Energy, Inc. company guaranty 8 1/2s, 2015	6,000	5,925
Chaparral Energy, Inc. company guaranty sr. unsec.
notes 8 7/8s, 2017	5,000	4,900
Chesapeake Energy Corp. company guaranty 6 1/2s, 2017	15,000	15,113
Compton Petroleum Finance Corp. company guaranty sr.
unsec. notes 10s, 2017 (Canada)	6,043	5,046
Connacher Oil and Gas, Ltd. 144A sec. notes 10 1/4s,
2015 (Canada)	15,000	14,775
Denbury Resources, Inc. sr. sub. notes 7 1/2s, 2015	5,000	5,150
EOG Resources, Inc. notes 6 7/8s, 2018	15,000	18,216
Forest Oil Corp. sr. notes 8s, 2011	5,000	5,225
Helix Energy Solutions Group, Inc. 144A sr. unsec.
notes 9 1/2s, 2016	40,000	41,600
Hornbeck Offshore Services, Inc. sr. notes Ser. B,
6 1/8s, 2014	5,000	4,950
Massey Energy Co. company guaranty sr. unsec. notes
6 7/8s, 2013	100,000	100,750
Newfield Exploration Co. sr. unsec. sub. notes 6 5/8s,
2014	5,000	5,100
Nexen, Inc. sr. unsec. unsub. notes 7 1/2s, 2039
(Canada)	5,000	6,079
Bristow Group, Inc. company guaranty 6 1/8s, 2013	5,000	5,051
OPTI Canada, Inc. company guaranty sr. sec. notes
8 1/4s, 2014 (Canada)	5,000	3,475
Peabody Energy Corp. company guaranty 7 3/8s, 2016	35,000	38,588
Peabody Energy Corp. company guaranty sr. unsec.
unsub. notes 6 1/2s, 2020	5,000	5,400
Plains Exploration & Production Co. company guaranty
7s, 2017	25,000	25,313
Statoil ASA company guaranty sr. unsec. notes 5.1s,
2040 (Norway)	5,000	5,152
Weatherford International, Ltd. company guaranty sr.
unsec. notes 9 7/8s, 2039 (Switzerland)	20,000	28,000
Williams Cos., Inc. (The) notes 8 3/4s, 2032	11,000	13,387
Williams Cos., Inc. (The) notes 7 3/4s, 2031	4,000	4,487

			372,413

Financials (2.7%)
Ally Financial, Inc. company guaranty sr. unsec. notes
6 7/8s, 2012		3,000	3,098
Ally Financial, Inc. company guaranty sr. unsec. notes
6 5/8s, 2012		6,000	6,150
Ally Financial, Inc. company guaranty sr. unsec.
unsub. notes 6 7/8s, 2011		9,000	9,214
Ally Financial, Inc. company guaranty sr. unsec. notes
7s, 2012		3,000	3,079
Ally Financial, Inc. company guaranty sr. unsec.
unsub. notes FRN 2.497s, 2014		1,000	895
American Express Co. sr. unsec. notes 8 1/8s, 2019		45,000	56,871
American International Group, Inc. sr. unsec. unsub.
notes 6.4s, 2020		5,000	5,000
Bank Nederlandse Gemeenten sr. unsec. unsub. notes
Ser. EMTN, 3 1/2s, 2014 (Netherlands)	NOK	150,000	24,839
BankAmerica Capital III bank guaranteed jr. unsec. FRN
0.859s, 2027		$20,000	14,194
Bear Stearns Cos., Inc. (The) sr. unsec. notes 7 1/4s,
2018		40,000	47,783
Bear Stearns Cos., LLC./The notes 5.7s, 2014		20,000	22,258
Capital One Capital V company guaranty jr. unsec. sub.
notes 10 1/4s, 2039		10,000	10,575
CIT Group, Inc. sr. bond 7s, 2013		35,000	35,044
Citigroup, Inc. unsec. sub. notes 5 5/8s, 2012		15,000	15,823
Duke Realty LP sr. unsec. notes 6 1/4s, 2013 (R)		3,000	3,225
Erac USA Finance LLC 144A company guaranty sr. notes
2 3/4s, 2013		5,000	5,116
Fleet Capital Trust V bank guaranteed jr. sub. FRN
1.291s, 2028		20,000	13,853
General Electric Capital Corp. sr. unsec. FRN Ser.
MTN, 0.486s, 2016		5,000	4,659
General Electric Capital Corp. sr. unsec. notes Ser.
MTN, 6 7/8s, 2039		35,000	39,114
Goldman Sachs Group, Inc. (The) sr. notes 7 1/2s, 2019		10,000	11,636
Hartford Financial Services Group, Inc. (The) jr.
unsec. sub. debs. FRB 8 1/8s, 2038		10,000	10,533
HCP, Inc. sr. unsec. notes 6s, 2017		5,000	5,347
HUB International Holdings, Inc. 144A sr. sub. notes
10 1/4s, 2015		15,000	15,000
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
company guaranty sr. unsec. notes 7 3/4s, 2016		5,000	4,975
KB Home company guaranty 6 3/8s, 2011		11,000	11,179
Leucadia National Corp. sr. unsec. notes 7 1/8s, 2017		5,000	5,163
Massachusetts Mutual Life Insurance Co. 144A notes
8 7/8s, 2039		10,000	13,389
MetLife, Inc. sr. unsec. 6 3/4s, 2016		10,000	11,733
Omega Healthcare Investors, Inc. 144A sr. notes
6 3/4s, 2022 (R)		9,000	8,978
Progressive Corp. (The) jr. unsec. sub. notes FRN
6.7s, 2037		20,000	20,750
Provident Funding Associates 144A sr. notes 10 1/4s,
2017		5,000	5,163
Prudential Financial, Inc. sr. unsec. unsub. notes
Ser. MTNB, 5.1s, 2014		20,000	21,901
Simon Property Group LP sr. unsec. unsub. notes
4 3/8s, 2021		15,000	15,354
State Street Capital Trust IV company guaranty jr.
unsec. sub. bond FRB 1.292s, 2037		15,000	11,112
Tanger Properties, LP sr. unsec. notes 6 1/8s, 2020 (
R)		5,000	5,502
Wachovia Corp. sr. unsec. notes 5 3/4s, 2017		10,000	11,199
Wachovia Corp. sr. unsec. notes Ser. MTN, 5 1/2s, 2013		15,000	16,417
Wachovia Corp. sr. unsec. notes FRN Ser. MTNE, 0.447s,
2012		20,000	19,965
Wells Fargo Capital XV bank guaranteed jr. unsec. sub.
FRB 9 3/4s, 2013		10,000	11,088
			557,174

Government (0.4%)
European Investment Bank sr. unsec. unsub. notes
3 1/8s, 2013 (Supra-Nation)	NOK	150,000	24,556
KFW govt. guaranty Ser. EMTN, 3 1/4s, 2014 (Germany)	NOK	160,000	26,168
Norddeutsche Landesbank Girozentrale bonds Ser. 7,
5 3/4s, 2010 (Germany)	EUR	24,000	31,234
			81,958

Health care (1.0%)
Aetna, Inc. sr. unsec 6 1/2s, 2018		$10,000	11,763
Biomet, Inc. company guaranty sr. unsec. bond 10s, 2017		35,000	38,150
Express Scripts, Inc. sr. unsec. notes 7 1/4s, 2019		3,000	3,666
Express Scripts, Inc. sr. unsec. notes 6 1/4s, 2014		7,000	7,940
HCA, Inc. sr. sec. notes 9 1/4s, 2016		25,000	26,750
HCA, Inc. sr. sec. notes 9 1/8s, 2014		5,000	5,213
HCA, Inc. sr. unsec. notes 6 1/4s, 2013		2,000	2,030
HealthSouth Corp. company guaranty 10 3/4s, 2016		5,000	5,438
IASIS Healthcare/IASIS Capital Corp. sr. sub. notes
8 3/4s, 2014		30,000	30,375
Omnicare, Inc. sr. sub. notes 6 7/8s, 2015		5,000	5,050
Omnicare, Inc. sr. sub. notes 6 1/8s, 2013		5,000	5,013
Select Medical Corp. company guaranty 7 5/8s, 2015		5,000	4,975
Surgical Care Affiliates, Inc. 144A sr. sub. notes
10s, 2017		10,000	10,150
Surgical Care Affiliates, Inc. 144A sr. unsec. notes

8 7/8s, 2015 (PIK)	5,492	5,547
Tenet Healthcare Corp. sr. notes 9s, 2015	5,000	5,363
UnitedHealth Group, Inc. sr. unsec. notes 5.8s, 2036	10,000	10,105
US Oncology Holdings, Inc. sr. unsec. notes FRN
6.737s, 2012 (PIK)	5,000	5,000
Ventas Realty LP/Capital Corp. sr. notes 6 3/4s, 2017
(R)	5,000	5,381
WellPoint, Inc. notes 7s, 2019	10,000	12,075
		199,984

Technology (0.8%)
Ceridian Corp. company guaranty sr. unsec. notes
12 1/4s, 2015 (PIK)	15,000	14,513
Ceridian Corp. sr. unsec. notes 11 1/4s, 2015	5,000	4,813
Computer Sciences Corp. sr. unsec. notes 6 1/2s, 2018	5,000	5,549
First Data Corp. company guaranty sr. unsec. notes
10.55s, 2015 (PIK)	49,871	43,014
Freescale Semiconductor, Inc. company guaranty sr.
unsec. notes 9 1/8s, 2014 (PIK)	1,011	1,016
Freescale Semiconductor, Inc. company guaranty sr.
unsec. notes 8 7/8s, 2014	20,000	20,300
Iron Mountain, Inc. company guaranty sr. unsec. sub.
notes 8s, 2020	10,000	10,725
Jazz Technologies, Inc. 144A notes 8s, 2015 (F)	23,000	20,240
Lexmark International Inc, sr. unsec. notes 5.9s, 2013	15,000	16,161
SunGard Data Systems, Inc. company guaranty 10 1/4s,
2015	4,000	4,150
Unisys Corp. 144A company guaranty sr. sub. notes
14 1/4s, 2015	20,000	23,900
		164,381

Transportation (0.1%)
Burlington Northern Santa Fe Corp. sr. unsec. notes
5 3/4s, 2018	5,000	5,745
Delta Air Lines, Inc. pass-through certificates 6.2s,
2018	5,000	5,350
		11,095

Utilities and power (3.0%)
AES Corp. (The) sr. unsec. unsub. notes 8s, 2017	15,000	15,600
Atmos Energy Corp. sr. unsec. sub. notes 8 1/2s, 2019	10,000	12,934
CMS Energy Corp. sr. notes 8 1/2s, 2011	5,000	5,142
CMS Energy Corp. sr. unsec. unsub. notes FRN 1.239s,
2013	10,000	9,675
Colorado Interstate Gas Co. debs. 6.85s, 2037 (Canada)	100,000	100,558
Commonwealth Edison Co. 1st mtge. sec. bonds 5.8s, 2018	10,000	11,575
DCP Midstream, LLC 144A sr. unsec. notes 5.35s, 2020	5,000	5,336
Dominion Resources, Inc. sr. unsec. unsub. notes Ser.
07-A, 6s, 2017	15,000	17,515
Dynegy Holdings, Inc. sr. unsec. notes 7 3/4s, 2019	110,000	71,775
Edison Mission Energy sr. unsec. notes 7.2s, 2019	10,000	7,700
El Paso Corp. sr. notes Ser. GMTN, 7 3/4s, 2032	5,000	5,210
El Paso Natural Gas Co. sr. unsec. unsub. bonds
8 3/8s, 2032	10,000	11,611
Electricite de France 144A notes 6.95s, 2039 (France)	10,000	12,122
Energy Future Holdings Corp. sr. notes 9 3/4s, 2019	35,000	35,088
Energy Future Intermediate Holdings Co., LLC sr. notes
9 3/4s, 2019	37,000	37,093
FirstEnergy Corp. notes Ser. B, 6.45s, 2011	5,000	5,230
Ipalco Enterprises, Inc. 144A sr. sec. notes 7 1/4s,
2016	5,000	5,375
Mirant North America, LLC company guaranty 7 3/8s, 2013	25,000	25,375
Nevada Power Co. notes 6 1/2s, 2018	25,000	29,893
NRG Energy, Inc. company guaranty 7 3/8s, 2017	5,000	5,025
NRG Energy, Inc. sr. notes 7 3/8s, 2016	35,000	35,175
Pacific Gas & Electric Co. sr. notes 8 1/4s, 2018	5,000	6,617
PSEG Power, LLC company guaranty sr. unsec. notes
5.32s, 2016	4,000	4,430
Puget Sound Energy, Inc. jr. sub. FRN Ser. A, 6.974s,
2067	5,000	4,865
Spectra Energy Capital, LLC company guaranty sr.
unsec. notes 5.9s, 2013	15,000	16,660
Spectra Energy Capital, LLC company guaranty sr.
unsec. unsub. notes 6.2s, 2018	10,000	11,443
Texas-New Mexico Power Co. 144A 1st mtge. sec. 9 1/2s,
2019	20,000	25,801
TransAlta Corp. sr. notes 6 1/2s, 2040 (Canada)	10,000	10,536
TransCanada Pipelines, Ltd. jr. sub. FRN 6.35s, 2067
(Canada)	10,000	9,877
Union Electric Co. 1st mtge. sr. sec. bond 6.7s, 2019	5,000	5,963
Westar Energy, Inc. 1st mtge. sec. bonds 8 5/8s, 2018	15,000	19,653
Wisconsin Energy Corp. jr. unsec. sub. notes FRN
6 1/4s, 2067	20,000	19,600
		600,452

Total corporate bonds and notes (cost $3,775,257)		$3,959,541

CONVERTIBLE BONDS AND NOTES (6.7%)(a)
	Principal amount	Value

Basic materials (0.3%)
Steel Dynamics, Inc. cv. sr. notes 5 1/8s, 2014	$18,000	$21,206
U.S. Steel Corp. cv. sr. unsec. notes 4s, 2014	11,000	18,343
USEC, Inc. cv. sr. unsec. notes 3s, 2014	20,000	17,825

		57,374

Capital goods (0.5%)
AAR CORP. 144A cv. sr. unsec. notes 2 1/4s, 2016	37,000	35,150
General Cable Corp. cv. unsec. sub. notes
stepped-coupon 4 1/2s (2 1/4s, 11/15/19) 2029 (STP)	47,000	53,639
		88,789

Communication services (1.0%)
Cogent Communication Group, Inc. cv. sr. unsec. notes
1s, 2027	25,000	20,969
Leap Wireless International, Inc. cv. sr. unsec. notes
4 1/2s, 2014	35,000	31,588
Level 3 Communications, Inc. cv. sr. unsec. unsub.
notes 3 1/2s, 2012	50,000	47,688
NII Holdings, Inc. cv. sr. unsec. notes 3 1/8s, 2012	45,000	43,706
Virgin Media, Inc. cv. sr. unsec. notes 6 1/2s, 2016
(United Kingdom)	36,000	56,880
		200,831

Consumer cyclicals (1.3%)
CBIZ, Inc. 144A cv. sr. sub. notes 4 7/8s, 2015	8,000	8,665
Charming Shoppes, Inc. cv. sr. unsec. notes 1 1/8s,
2014	37,000	30,895
Ford Motor Co. cv. sr. unsec. notes 4 1/4s, 2016	20,000	38,589
Icahn Enterprises LP 144A cv. sr. unsec. notes FRN 4s,
2013	25,000	24,188
International Game Technology 144A cv. sr. unsec.
notes 3 1/4s, 2014	12,000	13,126
Liberty Media, LLC cv. sr. unsec. unsub. notes 3 1/2s,
2031	58,000	30,818
Live Nation Entertainment, Inc. cv. sr. unsec. notes
2 7/8s, 2027	35,000	31,063
Morgans Hotel Group Co. cv. sr. sub. notes 2 3/8s, 2014	25,000	19,781
Sinclair Broadcast Group, Inc. cv. unsec. sub. debs
6s, 2012	45,000	44,438
Sirius Satellite Radio, Inc. cv. sr. unsec. notes
3 1/4s, 2011	11,000	11,000
XM Satellite Radio Holdings, Inc. 144A cv. sr. unsec.
sub. notes 7s, 2014	17,000	19,390
		271,953

Consumer staples (0.3%)
Pantry, Inc. (The) cv. company guaranty sr. unsec.
sub. notes 3s, 2012	31,000	30,148
Rite Aid Corp. cv. sr. unsec. unsub. notes 8 1/2s, 2015	15,000	14,195
Spartan Stores, Inc. cv. sr. unsec. notes 3 3/8s, 2027	27,000	24,739
		69,082

Energy (0.7%)
Carrizo Oil & Gas, Inc. cv. sr. unsec. unsub. notes
4 3/8s, 2028	7,000	6,738
Chesapeake Energy Corp. cv. sr. unsec. notes company
guaranty 2 1/2s, 2037	45,000	37,969
Global Industries, Ltd. cv. sr. unsec. notes 2 3/4s,
2027	20,000	14,650
Helix Energy Solutions Group, Inc. cv. sr. unsec.
unsub. notes 3 1/4s, 2025	37,000	35,428
International Coal Group, Inc. cv. company guaranty
sr. unsec. notes 4s, 2017	9,000	13,547
Peabody Energy Corp. cv. jr. unsec. sub. debs. 4 3/4s,
2041	10,000	12,488
Penn Virginia Corp. cv. sr. unsec. sub. notes 4 1/2s,
2012	25,000	24,625
Trico Marine Services, Inc. cv. sr. unsec. debs. 3s,
2027 (In default) (NON)	15,000	1,069
		146,514

Financials (0.6%)
Annaly Capital Management, Inc. cv. sr. unsec. unsub.
notes 4s, 2015 (R)	12,000	13,575
CapitalSource, Inc. cv. company guaranty sr. unsec.
sub. notes 7 1/4s, 2037	10,000	10,075
Digital Realty Trust LP 144A cv. sr. unsec. notes
5 1/2s, 2029 (R)	15,000	20,438
KKR Financial Holdings, LLC cv. sr. unsec. notes
7 1/2s, 2017	18,000	24,120
Old Republic International Corp. cv. sr. unsec. unsub.
notes 8s, 2012	30,000	36,338
Tower Group, Inc. 144A cv. sr. unsec. notes 5s, 2014	21,000	23,625
		128,171

Health care (0.7%)
Amylin Pharmaceuticals, Inc. cv. sr. unsec. notes 3s,
2014	27,000	23,254
China Medical Technologies, Inc. cv. sr. unsec. bonds
Ser. CMT, 4s, 2013 (China)	32,000	27,120
China Medical Technologies, Inc. 144A cv. sr. unsec.
notes 6 1/4s, 2016 (China)	14,000	14,000
Hologic, Inc. cv. sr. unsec. unsub. notes
stepped-coupon 2s (0s, 12/15/13) 2037 (STP)	35,000	32,463
LifePoint Hospitals, Inc. cv. sr. unsec. sub. notes

3 1/4s, 2025	12,000	11,985
Omnicare, Inc. cv. company guaranty sr. unsec. debs
Ser. OCR, 3 1/4s, 2035	25,000	23,250
Providence Service Corp. (The) cv. sr. unsec. sub.
notes 6 1/2s, 2014	9,000	9,000
		141,072

Technology (1.2%)
Advanced Micro Devices, Inc. cv. sr. unsec. notes 6s,
2015	27,000	27,034
ARRIS Group, Inc. cv. sr. unsec. notes 2s, 2026	40,000	39,975
EnerSys cv. sr. unsec. notes stepped-coupon 3 3/8s
(0s, 6/1/15) 2038 (STP)	14,000	15,558
ON Semiconductor Corp. cv. company guaranty sr. unsec.
sub. notes 2 5/8s, 2026	20,000	21,400
Powerwave Technologies, Inc. cv. sr. unsec. sub. notes
3 7/8s, 2027	7,000	5,915
Quantum Corp. 144A cv. sr. unsec. sub. notes 3 1/2s,
2015	25,000	27,343
Safeguard Scientifics, Inc. cv. sr. unsec. sub. notes
10 1/8s, 2014	55,000	69,231
TeleCommunication Systems, Inc. 144A cv. sr. unsec.
notes 4 1/2s, 2014	27,000	25,178
TTM Technologies, Inc. cv. sr. unsec. notes 3 1/4s,
2015	12,000	13,410
		245,044

Transportation (0.1%)
AMR Corp. cv. company guaranty sr. unsub. notes
6 1/4s, 2014	11,000	13,035
		13,035

Total convertible bonds and notes (cost $1,190,711)		$1,361,865

CONVERTIBLE PREFERRED STOCKS (5.3%)(a)
	Shares	Value

Basic materials (0.3%)
Smurfit-Stone Container Corp. zero % cv. pfd. (F)	1,775	$18
Vale Capital II $3.375 cv. pfd. (Cayman Islands)	645	57,163
		57,181

Communication services (0.5%)
Cincinnati Bell, Inc. Ser. B, $3.378 cum. cv. pfd.	870	35,888
Crown Castle International Corp. $3.125 cum. cv. pfd.	915	54,671
		90,559

Consumer cyclicals (1.7%)
FelCor Lodging Trust, Inc. Ser. A, $0.488 cum. cv.
pfd. (R)	2,505	60,120
Ford Motor Co. Capital Trust II $3.25 cum. cv. pfd.	1,340	68,926
General Motors Co. Ser. B, $2.375 cv. pfd. (S)	2,335	118,385
Interpublic Group of Cos, Inc. (The) Ser. B, 5.25% cv.
pfd.	30	30,000
Retail Ventures, Inc. $3.312 cv. pfd.	775	46,314
Stanley Black & Decker, Inc. $4.75 cv. pfd.	255	26,010
		349,755

Consumer staples (0.5%)
Bunge, Ltd. $4.875 cv. pfd.	360	32,130
Dole Food Automatic Exchange 144A 7.00% cv. pfd. (NON)	1,740	17,000
Newell Financial Trust I $2.625 cum. cv. pfd.	995	42,536
		91,666

Energy (0.2%)
Apache Corp. Ser. D, $3.00 cv. pfd.	710	43,054
		43,054

Financials (1.4%)
Alexandria Real Estate Equities, Inc. Ser. D, $1.75
cv. pfd.	875	20,125
AMG Capital Trust II $2.575 cv. pfd.	510	19,794
Assured Guaranty, Ltd. $4.25 cv. pfd. (Bermuda)	180	12,805
Bank of America Corp. Ser. L, 7.25% cv. pfd.	49	45,448
Citigroup, Inc. $7.50 cv. pfd.	310	38,750
Entertainment Properties Trust Ser. C, $1.438 cum. cv.
pfd.	1,600	31,115
Hartford Financial Services Group, Inc. (The) $1.182
cv. pfd.	890	20,526
adr	27	27,388
Lehman Brothers Holdings, Inc. Ser. P, 7.25% cv. pfd.
(In default) (NON)	40	21
Wells Fargo & Co. Ser. L, 7.50% cv. pfd.	30	29,610
XL Group, Ltd. $2.688 cv. pfd.	1,415	40,412
		285,994

Utilities and power (0.7%)
AES Trust III $3.375 cv. pfd.	985	47,280
El Paso Corp. 4.99% cv. pfd.	35	40,994

Great Plains Energy, Inc. $6.00 cv. pfd.		645	39,726
PPL Corp. $4.75 cv. pfd.		445	24,075
			152,075

Total convertible preferred stocks (cost $992,650)			$1,070,284

FOREIGN GOVERNMENT BONDS AND NOTES (4.3%)(a)
		Principal amount	Value

Brazil (Federal Republic of) notes 10s, 2012	BRL	173	$102,923
Brazil (Federal Republic of) unsub. notes 10s, 2014	BRL	45	25,774
British Columbia (Province of) notes Ser. MTN, 4.7s,
2012	CAD	100,000	103,089
Export-Import Bank of Korea 144A 5.1s, 2013	INR	900,000	19,361
Italy (Republic of) bonds 4 1/4s, 2020	EUR	260,000	331,963
Norway (Government of) bonds 6 1/2s, 2013	NOK	140,000	24,906
Sweden (Government of) debs. Ser. 1041, 6 3/4s, 2014	SEK	700,000	114,878
United Kingdom (Government of) bonds 4 3/4s, 2038	GBP	30,000	50,879
United Kingdom treasury 4 1/4s, 2039	GBP	60,000	93,893

Total foreign government bonds and notes (cost $871,854)			$867,666

MORTGAGE-BACKED SECURITIES (4.1%)(a)
		Principal amount	Value

Banc of America Commercial Mortgage, Inc.
Ser. 08-1, Class A3, 6.302s, 2051		$200,000	$219,159
Ser. 07-2, Class A2, 5.634s, 2049		26,000	26,675
Citigroup/Deutsche Bank Commercial Mortgage Trust Ser.
06-CD2, Class A2, 5.408s, 2046		7,653	7,665
Commercial Mortgage Pass-Through Certificates Ser.
06-C7, Class A4, 5.957s, 2046		54,000	58,969
Countrywide Home Loans 144A Ser. 06-R1, Class AS, IO,
5.634s, 2036		19,943	2,219
Credit Suisse Mortgage Capital Certificates
FRB Ser. 07-C4, Class A2, 5.998s, 2039		9,995	10,297
Ser. 07-C2, Class A2, 5.448s, 2049		13,000	13,289
Ser. 07-C1, Class AAB, 5.336s, 2040		18,000	19,037
CS First Boston Mortgage Securities Corp. 144A Ser.
03-C3, Class AX, IO, 1.915s, 2038		186,583	6,471
Federal Home Loan Mortgage Corp. IFB Ser. T-56,
Class 2ASI, IO, 7.847s, 2043		8,159	1,713
GS Mortgage Securities Corp. II
Ser. 06-GG6, Class A2, 5.506s, 2038		22,198	22,365
Ser. 04-GG2, Class A6, 5.396s, 2038		10,000	10,806
GS Mortgage Securities Corp. II 144A Ser. 03-C1,
Class X1, IO, 1.006s, 2040		138,383	1,834
JPMorgan Chase Commercial Mortgage Securities Corp.
Ser. 07-C1, Class A4, 5.716s, 2051		13,000	13,615
Ser. 06-CB17, Class A3, 5.45s, 2043		48,000	49,776
Ser. 06-LDP9, Class A2S, 5.298s, 2047		73,000	74,638
Ser. 06-LDP8, Class A2, 5.289s, 2045		26,190	27,026
Ser. 05-LDP5, Class A2, 5.198s, 2044		26,000	27,086
FRB Ser. 05-CB13, Class X2, IO, 0.039s, 2043 (F)		28,442,320	13,112
LB Commercial Conduit Mortgage Trust 144A Ser. 98-C4,
Class J, 5.6s, 2035		2,000	1,822
LB-UBS Commercial Mortgage Trust Ser. 07-C7, Class A2,
5.588s, 2045		17,000	17,610
LB-UBS Commercial Mortgage Trust 144A
Ser. 05-C2, Class XCL, IO, 0.271s, 2040		298,757	2,673
Ser. 06-C1, Class XCL, IO, 0.13s, 2041		307,975	3,082
Merrill Lynch Mortgage Trust FRB Ser. 07-C1, Class A2,
5.915s, 2050		69,000	71,537
Merrill Lynch/Countrywide Commercial Mortgage Trust
Ser. 07-7, Class ASB, 5.745s, 2050		26,000	27,754
Ser. 07-5, Class A3, 5.364s, 2048		54,000	55,409
Wachovia Bank Commercial Mortgage Trust
FRB Ser. 07-C32, Class A2, 5.928s, 2049		40,000	41,449
Ser. 06-C29, Class A2, 5.275s, 2048		11,000	11,196

Total mortgage-backed securities (cost $806,810)			$838,284

INVESTMENT COMPANIES (0.3%)(a)
		Shares	Value

Ares Capital Corp.		56	$920
BlackRock Kelso Capital Corp.		166	1,861
iShares Dow Jones U.S. Real Estate Index Fund		91	4,919
iShares Russell 2000 Growth Index Fund		115	9,367
iShares Russell 2000 Value Index Fund		123	8,125
MCG Capital Corp.		785	5,487
Midcap SPDR Trust Series 1		28	4,340
NGP Capital Resources Co.		215	1,944
SPDR S&P 500 ETF Trust		280	33,174

Total investment companies (cost $61,919)			$70,137

UNITS (0.2%)(a)
		Units	Value

Hercules, Inc. cv. jr. unsec. sub. debs. units 6 1/2s,
2029		45,000	$38,250

Total units (cost $41,438)			$38,250

MUNICIPAL BONDS AND NOTES (0.1%)(a)
		Principal amount	Value

CA State G.O. Bonds (Build America Bonds), 7 1/2s,
4/1/34		$10,000	$10,255
North TX, Thruway Auth. Rev. Bonds (Build America

Bonds), 6.718s, 1/1/49			10,000	9,724
OH State U. Rev. Bonds (Build America Bonds), 4.91s,
6/1/40			5,000	4,613
TX State, Trans. Comm. Rev. Bonds (Build America
Bonds), Ser. B, 5.178s, 4/1/30			5,000	4,970

Total municipal bonds and notes (cost $30,071)				$29,562

PREFERRED STOCKS (0.1%)(a)
			Shares	Value

Ally Financial, Inc. 144A Ser. G, 7.00% cum. pfd.			15	$13,392
Fresenius SE zero % pfd.			155	13,403

Total preferred stocks (cost $22,834)				$26,795

WARRANTS (--%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Tower Semiconductor, Ltd. 144A (Israel) (F)	6/30/15	0.01	6,345	$1,523
Vertis Holdings, Inc. (F)	10/18/15	0.01	22	--

Total warrants (cost $1,269)				$1,523

ASSET-BACKED SECURITIES (--%)(a)
			Principal amount	Value

Bay View Auto Trust Ser. 05-LJ2, Class D, 5.27s, 2014			$1,000	$1,002

Total asset-backed securities (cost $1,000)				$1,002

SHORT-TERM INVESTMENTS (33.1%)(a)
			Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.23% (d)			154,375	$154,375
Putnam Money Market Liquidity Fund 0.19% (e)			5,011,599	5,011,599
SSgA Prime Money Market Fund 0.15% (i) (P)			130,000	130,000
Interest in $965,000,000 joint tri-party repurchase
agreement dated November 30, 2010 with Goldman Sachs
and Co., due December 1, 2010 -- maturity value
of $300,002 for an effective yield of 0.25%
(collateralized by various mortgage backed securities
with coupon rates ranging from 3.05% to 6.50% and due
dates ranging from September 1, 2019 to
December 1, 2040, valued at $984,300,001)			$300,000	300,000
U.S. Treasury Bills for an effective yield of 0.20%,
August 25, 2010 (SEG)			210,000	209,622
U.S. Treasury Bills with effective yields ranging from
0.22% to 0.23%, July 28, 2011			263,000	262,555
U.S. Treasury Bills with effective yields ranging from
0.23% to 0.25%, June 2, 2011 (SEG) (SEGSF)			590,000	589,192
U.S. Treasury Bills for an effective yield of 0.26%,
December 16, 2010 (SEG)			82,000	81,991

Total short-term investments (cost $6,739,521)				$6,739,334

TOTAL INVESTMENTS

Total investments (cost $19,246,468) (b)				$20,691,846

FORWARD CURRENCY CONTRACTS at 11/30/10 (aggregate face value $15,142,690) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	12/15/10	$96	$98	$(2)
	British Pound	Sell	12/15/10	16,348	16,808	460
	Euro	Buy	12/15/10	118,376	126,187	(7,811)
	Mexican Peso	Buy	12/15/10	136	138	(2)
	Norwegian Krone	Sell	12/15/10	52,365	55,464	3,099
	Swedish Krona	Sell	12/15/10	2,791	2,984	193
	Swiss Franc	Buy	12/15/10	11,864	12,145	(281)

Barclays Bank PLC
	British Pound	Buy	12/15/10	16,037	16,495	(458)
	Euro	Buy	12/15/10	44,619	47,563	(2,944)
	Hong Kong Dollar	Sell	12/15/10	1,262	1,265	3
	Japanese Yen	Buy	12/15/10	3,775	3,912	(137)
	Mexican Peso	Buy	12/15/10	64	65	(1)
	Swedish Krona	Sell	12/15/10	1,111	1,173	62
	Swiss Franc	Buy	12/15/10	4,686	4,804	(118)

Citibank, N.A.
	Australian Dollar	Sell	12/15/10	3,068	3,148	80
	Brazilian Real	Sell	12/15/10	105,300	106,190	890
	British Pound	Sell	12/15/10	16,192	16,653	461
	Canadian Dollar	Sell	12/15/10	49,026	49,547	521
	Danish Krone	Buy	12/15/10	2,723	2,936	(213)
	Euro	Buy	12/15/10	339,517	361,989	(22,472)
	Hong Kong Dollar	Sell	12/15/10	2,447	2,451	4
	Norwegian Krone	Sell	12/15/10	1,531	1,623	92
	Singapore Dollar	Buy	12/15/10	455	467	(12)
	South African Rand	Buy	12/15/10	1,420	1,465	(45)
	Swiss Franc	Buy	12/15/10	33,300	34,131	(831)

Credit Suisse AG
	Australian Dollar	Buy	12/15/10	15,244	15,644	(400)
	British Pound	Buy	12/15/10	68,662	70,605	(1,943)
	Canadian Dollar	Sell	12/15/10	104,486	105,592	1,106
	Euro	Sell	12/15/10	151,547	161,603	10,056
	Japanese Yen	Buy	12/15/10	162,324	168,223	(5,899)
	Norwegian Krone	Buy	12/15/10	21,468	22,926	(1,458)
	Swiss Franc	Sell	12/15/10	4,187	4,299	112

Deutsche Bank AG
	Australian Dollar	Buy	12/15/10	16,395	16,743	(348)
	British Pound	Sell	12/15/10	2,803	2,882	79
	Euro	Sell	12/15/10	1,951	2,080	129
	Mexican Peso	Buy	12/15/10	1,259	1,273	(14)
	Swiss Franc	Buy	12/15/10	1,695	1,739	(44)

Goldman Sachs International
	British Pound	Sell	12/15/10	16,971	17,452	481
	Euro	Buy	12/15/10	21,984	23,436	(1,452)
	Japanese Yen	Sell	12/15/10	217,143	225,029	7,886
	Norwegian Krone	Sell	12/15/10	1,805	1,913	108
	Swedish Krona	Buy	12/15/10	1,680	1,775	(95)

HSBC Bank USA, National Association
	Australian Dollar	Buy	12/15/10	354,933	364,332	(9,399)
	British Pound	Sell	12/15/10	99,022	101,843	2,821
	Euro	Sell	12/15/10	159,352	169,503	10,151
	Hong Kong Dollar	Sell	12/15/10	13,343	13,367	24
	New Zealand Dollar	Sell	12/15/10	41,240	43,275	2,035
	Norwegian Krone	Sell	12/15/10	6,270	6,643	373
	Singapore Dollar	Sell	12/15/10	1,819	1,860	41
	Swiss Franc	Sell	12/15/10	4,187	4,359	172

JPMorgan Chase Bank, N.A.
	Australian Dollar	Sell	12/15/10	93,000	95,434	2,434
	Brazilian Real	Sell	12/15/10	12,741	12,796	55
	British Pound	Sell	12/15/10	4,048	4,165	117
	Canadian Dollar	Sell	12/15/10	101,952	102,992	1,040
	Euro	Sell	12/15/10	5,404,953	5,761,531	356,578
	Hong Kong Dollar	Sell	12/15/10	502	503	1
	Hungarian Forint	Sell	12/15/10	239	268	29
	Japanese Yen	Buy	12/15/10	2,824	2,927	(103)
	Mexican Peso	Sell	12/15/10	55,644	56,209	565
	Singapore Dollar	Buy	12/15/10	6,214	6,348	(134)
	South African Rand	Buy	12/15/10	745	765	(20)
	Swiss Franc	Buy	12/15/10	1,496	1,533	(37)

Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	12/15/10	7,574	7,772	(198)
	British Pound	Buy	12/15/10	5,449	5,608	(159)
	Euro	Sell	12/15/10	160,392	171,060	10,668
	Israeli Shekel	Buy	12/15/10	1,739	1,770	(31)
	Japanese Yen	Sell	12/15/10	1,772	1,837	65
	Norwegian Krone	Sell	12/15/10	1,934	2,053	119
	Swedish Krona	Buy	12/15/10	370	392	(22)
	Swiss Franc	Buy	12/15/10	6,879	7,185	(306)

State Street Bank and Trust Co.
	Australian Dollar	Sell	12/15/10	56,950	58,439	1,489
	Euro	Sell	12/15/10	1,431	1,528	97
	Israeli Shekel	Sell	12/15/10	9,404	9,532	128
	Japanese Yen	Buy	12/15/10	41,984	43,505	(1,521)
	Norwegian Krone	Sell	12/15/10	2,675	2,837	162
	Swedish Krona	Sell	12/15/10	1,267	1,338	71

UBS AG
	Australian Dollar	Sell	12/15/10	161,935	166,221	4,286
	British Pound	Sell	12/15/10	15,414	15,851	437
	Canadian Dollar	Buy	12/15/10	152,635	154,302	(1,667)
	Euro	Sell	12/15/10	176,653	188,334	11,681
	Israeli Shekel	Buy	12/15/10	1,739	1,769	(30)
	Japanese Yen	Sell	12/15/10	45,439	47,082	1,643
	Mexican Peso	Buy	12/15/10	46,005	46,532	(527)
	Norwegian Krone	Sell	12/15/10	51,882	54,996	3,114
	South African Rand	Buy	12/15/10	534	549	(15)
	Swedish Krona	Sell	12/15/10	118,730	125,417	6,687
	Swiss Franc	Buy	12/15/10	12,064	12,378	(314)

Westpac Banking Corp.
	Australian Dollar	Sell	12/15/10	77,755	79,648	1,893
	British Pound	Sell	12/15/10	55,895	57,475	1,580
	Euro	Buy	12/15/10	5,034,736	5,366,426	(331,690)
	Japanese Yen	Buy	12/15/10	45,625	47,286	(1,666)

Total						$51,559

FUTURES CONTRACTS OUTSTANDING at 11/30/10 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro-Bobl 5 yr (Short)	1	$156,147	Dec-10	$1,324
Euro-Bund 10 yr (Short)	2	333,082	Dec-10	6,655
Euro-Buxl 30yr Bond (Short)	1	148,251	Dec-10	4,655
Euro-Schatz 2 yr (Long)	19	2,700,838	Dec-10	(4,142)
S&P 500 Index E-Mini (Short)	25	1,474,375	Dec-10	(89,302)
U.S. Treasury Bond 20 yr (Long)	5	636,406	Mar-11	5,725
U.S. Treasury Bond 30 yr (Long)	11	1,453,375	Mar-11	25,807
U.S. Treasury Note 2 yr (Short)	2	438,750	Mar-11	(566)
U.S. Treasury Note 5 yr (Long)	17	2,037,477	Mar-11	(6,673)
U.S. Treasury Note 10 yr (Short)	13	1,613,422	Mar-11	8,921

Total				$(47,596)

WRITTEN OPTIONS OUTSTANDING at 11/30/10 (premiums received $200,741) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 4.5475% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	$338,500	Jul-11/4.5475	$1,489
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a
fixed rate of 4.5475% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	338,500	Jul-11/4.5475	39,943
Option on an interest rate swap with Citibank, N.A. for the obligation to receive
a fixed rate of 4.52% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	677,000	Jul-11/4.52	3,114
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a
fixed rate of 4.52% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	677,000	Jul-11/4.52	77,855
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a
fixed rate of 4.49% versus the three month USD-LIBOR-BBA maturing August 17, 2021.	566,000	Aug-11/4.49	62,827
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 4.49% versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	566,000	Aug-11/4.49	3,373

Total			$188,601

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 11/30/10 (Unaudited)

			Upfront		Payments	Payments	Unrealized
Swap counterparty /			premium	Termination	made by	received by	appreciation/
Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

Credit Suisse International
MXN	490,000		$--	7/21/20	1 month MXN-TIIE-BANXICO	6.895%	$(576)

CHF	260,000		--	11/17/11	2.5125%	6 month CHF-LIBOR-BBA	(5,812)

Deutsche Bank AG
	$997,600		2,337	7/27/20	3 month USD-LIBOR-BBA	2.94%	15,881

MXN	490,000		--	7/17/20	1 month MXN-TIIE-BANXICO	6.95%	(300)

Goldman Sachs International
GBP	101,000		--	2/1/15	6 month GBP-LIBOR-BBA	3.10%	7,608

JPMorgan Chase Bank, N.A.
JPY	121,100,000		--	2/19/15	6 month JPY-LIBOR-BBA	0.705%	11,996

JPY	14,400,000		--	2/19/20	6 month JPY-LIBOR-BBA	1.3975%	4,373

	$1,232,300		1,159	4/12/40	4.54%	3 month USD-LIBOR-BBA	(171,964)

MXN	70,000		--	7/16/20	1 month MXN-TIIE-BANXICO	6.99%	(65)

JPY	13,500,000	(E)	--	7/28/29	6 month JPY-LIBOR-BBA	2.67%	(605)

JPY	18,100,000	(E)	--	7/28/39	2.40%	6 month JPY-LIBOR-BBA	794

EUR	280,000		--	2/4/40	6 month EUR-EURIBOR-REUTERS	3.79%	49,630

EUR	210,000		--	2/4/15	2.596%	6 month EUR-EURIBOR-REUTERS	(10,322)

Total							$(99,362)

(E) See Interest rate swap contracts note regarding extended effective dates.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 11/30/10 (Unaudited)

		Upfront		Fixed payments	Total return
Swap counterparty /		premium	Termination	received (paid) by	received by	Unrealized
Notional amount		received (paid)	date	fund per annum	or paid by fund	depreciation

Credit Suisse International
units	7,865	$--	8/25/11	(3 month USD-	iShares MSCI	$(12,431)
				LIBOR-BBA minus	Emerging Markets
				0.20%)	Index

Total						$(12,431)

CREDIT DEFAULT CONTRACTS OUTSTANDING at 11/30/10 (Unaudited)

		Upfront				Fixed payments
		premium			Termi-	received	Unrealized
Swap counterparty/		received		Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**		amount	date	per annum	(depreciation)

Credit Suisse International
DJ CMB NA CMBX AJ Index	--	$(17,362)		$54,000	2/17/51	(96 bp)	$(846)

Deutsche Bank AG
General Electric
Capital Corp., 6%,
6/15/12	Aa2	--		50,000	9/20/13	109 bp	(262)

Universal Corp., 5.2%,
10/15/13	--	--		25,000	3/20/15	(95 bp)	1,162

Virgin Media Finance
PLC, 8 3/4%, 4/15/14	B+	--	EUR	10,000	9/20/13	477 bp	828

Morgan Stanley Capital Services, Inc.
Universal Corp., 5.2%,
10/15/13	--	--		$75,000	3/20/13	(89 bp)	1,310

UBS, AG
Hanson PLC., 7 7/8%,
9/27/10	--	--		55,000	9/20/16	(250 bp)	(579)

Total							$1,613

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at November 30, 2010.

Key to holding's currency abbreviations

BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
SEK	Swedish Krona
USD / $	United States Dollar

Key to holding's abbreviations

ADR	American Depositary Receipts
EMTN	Euro Medium Term Notes
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds
FRN	Floating Rate Notes
GMTN	Global Medium Term Notes
G.O. Bonds	General Obligation Bonds
IFB	Inverse Floating Rate Bonds
IO	Interest Only
MTN	Medium Term Notes
MTNB	Medium Term Notes Class B
MTNC	Medium Term Notes Class C
MTNE	Medium Term Notes Class E
RSP	Risparmio Shares
SPDR	S&P 500 Index Depository Receipts

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from March 1, 2010 through November 30, 2010 (the reporting period).

(a) Percentages indicated are based on net assets of $20,341,903.

(b) The aggregate identified cost on a tax basis is $19,558,740, resulting in gross unrealized appreciation and depreciation of $1,484,873 and $351,767, respectively, or net unrealized appreciation of $1,133,106.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(SEG) These securities, in part or in entirety, were pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.

(SEGSF) This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivatives contracts at the close of the reporting period.

(d) The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $150,381. The fund received cash collateral of $154,375 which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged by Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close fo the reporting period.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $4,853 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $13,592,975 and $12,456,095, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.

(i) Security purchased with cash or security received, that was pledged to the fund for collateral on certain derivatives contracts.

(P) The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at the close of the reporting period.

At the close of the reporting period, the fund maintained liquid assets totaling $10,150,272 to cover certain derivatives contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.

The rates shown on FRB and FRN are the current interest rates at the close of the reporting period.

The dates shown on debt obligations are the original maturity dates.

IFB are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at the close of the reporting period.

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets and are classified as Level 1 securities. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price and is generally categorized as a Level 2 security. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depositary Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Futures contracts: The fund uses futures contracts to hedge interest rate risk and to gain exposure to interest rates.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

The fund had an average contract amount of approximately 117 on futures contracts for the reporting period.

Options contracts: The fund uses options contracts to hedge duration, convexity and prepayment risk, to gain exposure to interest rates and volatility and to generate additional income for the portfolio.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

Outstanding contracts on written options contracts at the close of the reporting period are indicative of the volume of activity during the period.

Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk and to gain exposure on currency. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

Outstanding contracts on forward currency contracts at the close of the reporting period are indicative of the volume of activity during the period.

Total return swap contracts: The fund enters into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to hedge the fund’s sector exposure and to gain exposure to sectors. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.

The fund had an average notional amount of approximately $1,700,000 on total return swap contracts for the reporting period.

Interest rate swap contracts: The fund enters into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk and to gain exposure to interest rates. An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.

Outstanding notional on interest rate swap contracts at the close of the reporting period are indicative of the volume of activity during the period.

Credit default contracts: The fund enters into credit default contracts to hedge the fund’s exposure to credit risk, to hedge the fund’s exposure to market risk and to gain exposure to individual names and/or baskets of securities. In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract.

The fund had an average notional amount of approximately $600,00 on credit default swap contracts for the reporting period.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At the close of the reporting period, the fund had a net liability position of $550,249 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $169,813.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

			Valuation inputs

Investments in securities:		Level 1	Level 2	Level 3

Common stocks:

	Basic materials	$244,695	$68,018	$1

	Capital goods	297,738	32,032	--

	Communication services	179,687	21,581	--

	Conglomerates	84,854	--	--

	Consumer cyclicals	614,520	38,127	96

	Consumer staples	445,483	16,809	--

	Energy	470,257	40,774	--

	Financials	1,557,894	19,821	--

	Health care	545,639	--	--

	Technology	781,540	33,471	--

	Transportation	47,370	11,612	--

	Utilities and power	135,584	--	--

Total common stocks		5,405,261	282,245	97

Asset-backed securities		--	1,002	--

Convertible bonds and notes		--	1,361,865	--

Convertible preferred stocks		--	1,070,266	18

Corporate bonds and notes		--	3,939,074	20,467

Foreign government bonds and notes		--	867,666	--

Investment Companies		70,137	--	--

Mortgage-backed securities		--	825,172	13,112

Municipal bonds and notes		--	29,562	--

Preferred stocks		13,403	13,392	--

Units		--	38,250	--

Warrants		--	--	1,523

Short-term investments		5,141,599	1,597,735	--

Totals by level		$10,630,400	$10,026,229	$35,217

			Valuation inputs

Other financial instruments:		Level 1	Level 2	Level 3

Forward currency contracts		$--	$51,559	$--

Futures contracts		(47,596)	--	--

Written options		--	(188,601)	--

Interest rate swap contracts		--	(102,858)	--

Total return swap contracts		--	(12,431)	--

Credit default contracts		--	18,975	--

Totals by level		$(47,596)	$(233,356)	$--

At the start and/or close of the reporting period, Level 3 investments in securities and other financial instruments were not considered a significant portion of the fund's portfolio.

Market Values of Derivative Instruments as of the close of the reporting period

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Credit contracts	$19,816	$841

Foreign exchange contracts	446,378	394,819

Equity contracts	1,523	101,733

Interest rate contracts	141,032	390,785

Total	$608,749	$888,178

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: January 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: January 27, 2011

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: January 27, 2011